Diamond Hill Small Cap Fund

Schedule of Investments

March 31, 2026 (Unaudited)

Common Stocks - 95.0%	Shares	Fair Value
Consumer Discretionary - 6.9%
American Eagle Outfitters, Inc.	82,332	$1,374,944
Century Communities, Inc. (a)	30,589	1,755,197
Green Brick Partners, Inc. (b)	9,543	615,046
Johnson Outdoors, Inc., Class A	19,618	912,433
Red Rock Resorts, Inc., Class A (a)	191,465	10,216,572
Rocky Brands, Inc.	25,411	983,914
		15,858,106
Consumer Staples - 6.3%
Mama's Creations, Inc. (a)(b)	214,769	3,294,556
Oil-Dri Corp. of America (a)	92,320	6,009,109
Utz Brands, Inc.	667,234	5,284,493
		14,588,158
Energy - 4.2%
Centrus Energy Corp., Class A (a)(b)	6,189	1,074,348
Magnolia Oil & Gas Corp., Class A (a)	271,453	8,569,771
		9,644,119
Financials - 17.1%
Bank OZK	216,568	9,938,305
BOK Financial Corp. (a)	3,120	399,547
First Western Financial, Inc. (b)	69,941	1,719,150
International General Insurance Holdings Ltd. (a)	365,408	8,852,009
Live Oak Bancshares, Inc.	142,102	4,699,313
MVB Financial Corp. (a)	52,471	1,302,855
Silvercrest Asset Management Group, Inc., Class A	114,997	1,545,560
Triumph Financial, Inc. (b)	184,932	11,033,043
		39,489,782
Health Care - 14.3%
Astrana Health, Inc. (a)(b)	455,798	11,176,167
Avanos Medical, Inc. (a)(b)	361,617	5,066,254
Mesa Laboratories, Inc. (a)	112,678	9,962,989
UFP Technologies, Inc. (a)(b)	34,718	6,721,405
		32,926,815
Industrials - 22.1%
Allegiant Travel Co. (a)(b)	53,476	4,333,695
Allient, Inc.	12,703	750,620

Diamond Hill Small Cap Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Common Stocks - 95.0% (Continued)	Shares	Fair Value
Industrials - 22.1% (Continued)
Asure Software, Inc. (a)(b)	113,873	$979,308
AZZ, Inc.	18,891	2,363,831
Cimpress plc (b)	13,504	985,792
Concrete Pumping Holdings, Inc. (a)(b)	238,382	1,702,047
Ducommun, Inc. (b)	74,020	9,030,440
Energy Recovery, Inc. (a)(b)	72,780	732,895
ESAB Corp.	44,185	4,270,922
Fortune Brands Innovations, Inc. (a)	50,921	1,984,391
FTAI Infrastructure, Inc. (a)	911,166	4,501,160
Graham Corp. (b)	64,481	5,088,841
Helios Technologies, Inc.	19,011	1,230,202
Hurco Cos., Inc. (a)(b)	57,471	845,398
LSI Industries, Inc.	88,661	1,649,095
Miller Industries, Inc.	12,549	571,607
Perma-Fix Environmental Services, Inc. (a)(b)	187,040	1,999,458
Proficient Auto Logistics, Inc. (a)(b)	523,648	3,550,333
Thermon Group Holdings, Inc. (b)	54,925	2,768,220
Transcat, Inc. (a)(b)	24,106	1,770,586
		51,108,841
Information Technology - 0.6%
Knowles Corp. (a)(b)	53,491	1,373,649

Materials - 8.5%
Ashland, Inc.	45,544	2,532,702
Core Molding Technologies, Inc. (a)(b)	94,209	2,110,282
Taseko Mines Ltd. (a)(b)	557,201	3,593,946
Titan America SA	298,659	4,473,912
United States Lime & Minerals, Inc.	52,660	6,877,923
		19,588,765
Real Estate - 13.1%
Alexandria Real Estate Equities, Inc.	41,954	1,947,505
Centerspace (a)	95,275	5,473,549
CubeSmart	126,804	4,647,367
Curbline Properties Corp. (a)	156,760	4,042,840
Ryman Hospitality Properties, Inc. (a)	117,403	10,832,775

Diamond Hill Small Cap Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Common Stocks - 95.0% (Continued)	Shares	Fair Value
Real Estate - 13.1% (Continued)
Strawberry Fields REIT, Inc.	277,089	$3,297,359
		30,241,395
Utilities - 1.9%
UGI Corp. (a)	122,631	4,466,221

Total Common Stocks (Cost $173,792,542)		$219,285,851

Registered Investment Companies - 16.8%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 3.60% (c)	10,840,111	$10,840,111
State Street Navigator Securities Lending Portfolio I, 3.39% (c)(d)	28,060,532	28,060,532
Total Registered Investment Companies (Cost $38,900,643)		$38,900,643

Total Investment Securities - 111.8% (Cost $212,693,185)		$258,186,494

Liabilities in Excess of Other Assets - (11.8)%		(27,223,031)

Net Assets - 100.0%		$230,963,463

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2026 was $63,000,573.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of March 31, 2026.
(d)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $35,271,035.

plc - Public Limited Company

REIT - Real Estate Investment Trust

SA - Societe Anonyme

Diamond Hill Small-Mid Cap Fund

Schedule of Investments

March 31, 2026 (Unaudited)

Common Stocks - 95.8%	Shares	Fair Value
Communication Services - 2.4%
IAC, Inc. (a)(b)	236,866	$9,481,746
Liberty Media Corp. - Liberty Formula One - Series C (b)	115,210	9,795,154
		19,276,900
Consumer Discretionary - 3.2%
NVR, Inc. (b)	1,100	7,248,813
Red Rock Resorts, Inc., Class A	353,389	18,856,837
		26,105,650
Consumer Staples - 5.5%
General Mills, Inc.	391,223	14,561,320
Post Holdings, Inc. (a)(b)	297,822	29,442,683
		44,004,003
Energy - 3.7%
Antero Resources Corp. (b)	383,659	16,282,488
Coterra Energy, Inc.	381,245	13,396,949
		29,679,437
Financials - 13.8%
Brown & Brown, Inc. (a)	162,315	10,584,561
Equitable Holdings, Inc.	342,394	12,706,241
First Horizon Corp.	225,764	5,138,389
LPL Financial Holdings, Inc. (a)	52,226	15,711,148
Pinnacle Financial Partners, Inc.	81,656	7,033,848
RenaissanceRe Holdings Ltd.	40,714	12,101,422
Rocket Cos., Inc., Class A (b)	996,136	14,194,938
Triumph Financial, Inc. (b)	203,797	12,158,529
Webster Financial Corp.	132,249	9,180,726
Willis Towers Watson plc	40,008	11,630,326
		110,440,128
Health Care - 15.5%
Avantor, Inc. (a)(b)	704,535	5,523,554
Cooper Cos., Inc. (The) (b)	93,583	6,691,185
Humana, Inc.	96,846	16,792,128
ICON plc (a)(b)	83,976	9,292,784
Illumina, Inc. (a)(b)	126,607	15,605,579
Labcorp Holdings, Inc.	47,218	12,598,235
Revvity, Inc. (a)	164,558	14,416,926

Diamond Hill Small-Mid Cap Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Common Stocks - 95.8% (Continued)	Shares	Fair Value
Health Care - 15.5% (Continued)
Solventum Corp. (b)	195,582	$12,771,505
Teleflex, Inc. (a)	133,700	15,991,857
Waystar Holding Corp. (a)(b)	609,673	14,699,216
		124,382,969
Industrials - 25.4%
Booz Allen Hamilton Holding Corp. (a)	77,171	6,021,653
Builders FirstSource, Inc. (b)	63,593	5,235,612
Energy Recovery, Inc. (b)	355,698	3,581,879
ESAB Corp.	98,080	9,480,413
Fortune Brands Innovations, Inc. (a)	336,586	13,116,756
FTI Consulting, Inc. (a)(b)	79,935	14,130,110
Gates Industrial Corp. plc (b)	947,721	21,427,972
Generac Holdings, Inc. (b)	30,983	6,051,909
Huntington Ingalls Industries, Inc.	72,938	27,709,146
Regal Rexnord Corp.	179,441	33,602,122
Rentokil Initial plc - ADR (a)	243,234	7,657,006
SS&C Technologies Holdings, Inc.	196,485	13,276,491
Toro Co. (The)	113,079	10,566,102
TransUnion (a)	193,147	13,363,841
WESCO International, Inc. (a)	65,151	17,826,617
		203,047,629
Information Technology - 6.3%
Ciena Corp. (b)	19,809	7,690,448
GoDaddy, Inc., Class A (b)	133,182	11,010,156
Teledyne Technologies, Inc. (a)(b)	18,740	11,337,887
VeriSign, Inc.	41,573	10,325,070
Wix.com Ltd. (a)(b)	108,434	9,766,650
		50,130,211
Materials - 4.7%
Ashland, Inc.	236,138	13,131,634
Knife River Corp. (a)(b)	181,800	14,843,970
Taseko Mines Ltd. (b)	1,497,897	9,661,436
		37,637,040
Real Estate - 13.4%
Alexandria Real Estate Equities, Inc.	112,231	5,209,763

Diamond Hill Small-Mid Cap Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Common Stocks - 95.8% (Continued)	Shares	Fair Value
Real Estate - 13.4% (Continued)
CubeSmart	709,748	$26,012,264
Invitation Homes, Inc.	432,633	10,750,930
Lamar Advertising Co., Class A	64,918	8,222,514
Mid-America Apartment Communities, Inc.	157,326	19,212,651
Rexford Industrial Realty, Inc. (a)	236,540	7,741,954
Ryman Hospitality Properties, Inc.	147,521	13,611,763
SBA Communications Corp., Class A	94,763	16,309,660
		107,071,499
Utilities - 1.9%
UGI Corp. (a)	411,909	15,001,726

Total Common Stocks (Cost $681,109,243)		$766,777,192

Registered Investment Companies - 10.5%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 3.60% (c)	32,863,517	$32,863,517
State Street Navigator Securities Lending Portfolio I, 3.39% (c)(d)	51,094,761	51,094,761
Total Registered Investment Companies (Cost $83,958,278)		$83,958,278

Total Investment Securities - 106.3% (Cost $765,067,521)		$850,735,470

Liabilities in Excess of Other Assets - (6.3)%		(50,587,019)

Net Assets - 100.0%		$800,148,451

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2026 was $133,553,240.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of March 31, 2026.
(d)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $82,097,813.

ADR - American Depositary Receipt

plc - Public Limited Company

Diamond Hill Mid Cap Fund

Schedule of Investments

March 31, 2026 (Unaudited)

Common Stocks - 97.1%	Shares	Fair Value
Communication Services - 1.5%
Liberty Media Corp. - Liberty Formula One - Series C (a)	12,727	$1,082,050

Consumer Discretionary - 3.0%
MGM Resorts International (a)(b)	16,071	594,788
Red Rock Resorts, Inc., Class A	28,860	1,539,970
		2,134,758
Consumer Staples - 7.5%
General Mills, Inc.	29,714	1,105,955
Kimberly-Clark Corp.	7,516	725,069
Post Holdings, Inc. (a)	23,641	2,337,149
Sysco Corp.	17,079	1,218,245
		5,386,418
Energy - 3.6%
Antero Resources Corp. (a)	33,665	1,428,743
Diamondback Energy, Inc.	5,910	1,168,939
		2,597,682
Financials - 13.4%
American International Group, Inc.	44,603	3,356,376
Equitable Holdings, Inc.	30,564	1,134,230
Hartford Insurance Group, Inc. (The)	5,885	795,829
LPL Financial Holdings, Inc. (b)	4,673	1,405,779
Rocket Cos., Inc., Class A (a)	97,933	1,395,545
Webster Financial Corp.	1,290	89,552
Willis Towers Watson plc	4,797	1,394,488
		9,571,799
Health Care - 17.0%
Avantor, Inc. (a)	49,961	391,694
Boston Scientific Corp. (a)	12,235	767,746
Cooper Cos., Inc. (The) (a)	8,237	588,945
Humana, Inc.	10,061	1,744,477
ICON plc (a)	7,447	824,085
Illumina, Inc. (a)	11,066	1,363,995
Labcorp Holdings, Inc.	4,085	1,089,919
Revvity, Inc. (b)	14,469	1,267,629
Solventum Corp. (a)	11,435	746,706

Diamond Hill Mid Cap Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Common Stocks - 97.1% (Continued)	Shares	Fair Value
Health Care - 17.0% (Continued)
Teleflex, Inc.	9,940	$1,188,923
Waystar Holding Corp. (a)	54,180	1,306,280
Zoetis, Inc.	7,839	926,648
		12,207,047
Industrials - 26.1%
Carrier Global Corp.	13,766	775,163
Ferguson Enterprises, Inc.	4,707	1,097,955
Fortune Brands Innovations, Inc.	25,562	996,151
FTI Consulting, Inc. (a)(b)	5,678	1,003,700
Huntington Ingalls Industries, Inc.	5,687	2,160,491
Johnson Controls International plc	6,530	855,103
L3Harris Technologies, Inc.	4,775	1,648,091
Parker-Hannifin Corp.	2,194	1,964,157
Regal Rexnord Corp.	15,838	2,965,824
Rentokil Initial plc - ADR (b)	18,960	596,861
SS&C Technologies Holdings, Inc.	17,645	1,192,273
Toro Co. (The)	7,656	715,377
TransUnion	16,652	1,152,152
WESCO International, Inc.	5,729	1,567,569
		18,690,867
Information Technology - 7.0%
Ciena Corp. (a)	2,365	918,164
GoDaddy, Inc., Class A (a)	11,783	974,101
Teledyne Technologies, Inc. (a)	1,740	1,052,717
VeriSign, Inc.	4,744	1,178,220
Wix.com Ltd. (a)	9,506	856,205
		4,979,407
Materials - 5.1%
Ashland, Inc.	21,130	1,175,039
Freeport-McMoRan, Inc.	22,696	1,334,071
Martin Marietta Materials, Inc.	1,921	1,130,854
		3,639,964
Real Estate - 11.3%
CubeSmart	47,999	1,759,163
Extra Space Storage, Inc.	8,662	1,135,848

Diamond Hill Mid Cap Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Common Stocks - 97.1% (Continued)	Shares	Fair Value
Real Estate - 11.3% (Continued)
Lamar Advertising Co., Class A	5,840	$739,694
Mid-America Apartment Communities, Inc.	9,288	1,134,251
Ryman Hospitality Properties, Inc.	10,716	988,765
SBA Communications Corp., Class A	8,849	1,523,001
Ventas, Inc.	9,513	777,973
		8,058,695
Utilities - 1.6%
UGI Corp.	32,274	1,175,419

Total Common Stocks (Cost $56,065,478)		$69,524,106

Registered Investment Companies - 5.3%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 3.60% (c)	2,313,447	$2,313,447
State Street Navigator Securities Lending Portfolio I, 3.39% (c)(d)	1,495,620	1,495,620
Total Registered Investment Companies (Cost $3,809,067)		$3,809,067

Total Investment Securities - 102.4% (Cost $59,874,545)		$73,333,173

Liabilities in Excess of Other Assets - (2.4)%		(1,727,310)

Net Assets - 100.0%		$71,605,863

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2026 was $3,124,034.
(c)	The rate shown is the 7-day effective yield as of March 31, 2026.
(d)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $1,611,880.

ADR - American Depositary Receipt

plc - Public Limited Company

Diamond Hill Large Cap Fund

Schedule of Investments

March 31, 2026 (Unaudited)

Common Stocks - 100.4%	Shares	Fair Value
Communication Services - 2.5%
Walt Disney Co. (The)	1,034,876	$99,741,349

Consumer Discretionary - 5.9%
Amazon.com, Inc. (a)	297,274	61,913,256
CarMax, Inc. (a)	751,627	31,252,651
General Motors Co.	570,318	42,488,691
NVR, Inc. (a)	7,436	49,001,976
Starbucks Corp. (b)	545,880	48,905,389
		233,561,963
Consumer Staples - 9.1%
Colgate-Palmolive Co.	1,847,685	157,478,192
General Mills, Inc. (b)	1,355,908	50,466,896
Kimberly-Clark Corp. (b)	836,202	80,668,407
Sysco Corp.	995,594	71,015,720
		359,629,215
Energy - 7.7%
ConocoPhillips	1,015,579	134,056,428
Diamondback Energy, Inc.	525,562	103,950,908
EQT Corp.	1,041,685	66,292,833
		304,300,169
Financials - 23.7%
American International Group, Inc.	2,245,142	168,946,935
Aon plc, Class A	438,721	141,610,364
Bank of America Corp.	1,768,481	86,213,449
Berkshire Hathaway, Inc., Class B (a)	392,748	188,204,842
Capital One Financial Corp.	539,083	98,344,912
Equitable Holdings, Inc.	2,209,724	82,002,858
KeyCorp	2,193,904	43,987,775
MetLife, Inc.	875,948	61,947,043
Visa, Inc., Class A	201,383	60,865,998
		932,124,176
Health Care - 15.3%
Abbott Laboratories	1,670,859	171,547,093
Cooper Cos., Inc. (The) (a)	1,016,760	72,698,340
Labcorp Holdings, Inc.	197,128	52,595,722

Diamond Hill Large Cap Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Common Stocks - 100.4% (Continued)	Shares	Fair Value
Health Care - 15.3% (Continued)
Medtronic plc	598,387	$51,850,233
Pfizer, Inc.	1,889,362	53,053,285
Solventum Corp. (a)	525,202	34,295,691
Thermo Fisher Scientific, Inc.	137,282	67,478,221
Zoetis, Inc.	843,013	99,652,567
		603,171,152
Industrials - 15.9%
Builders FirstSource, Inc. (a)(b)	441,579	36,355,199
Carrier Global Corp.	1,016,326	57,229,317
Deere & Co.	110,298	62,130,863
Dover Corp.	204,217	42,569,034
FedEx Corp.	147,343	52,480,630
Ferguson Enterprises, Inc. (b)	226,171	52,756,647
L3Harris Technologies, Inc.	143,673	49,588,736
Regal Rexnord Corp. (b)	215,018	40,264,271
SS&C Technologies Holdings, Inc. (b)	439,704	29,710,799
Union Pacific Corp.	336,089	81,541,913
Waste Management, Inc.	526,459	120,975,014
		625,602,423
Information Technology - 12.6%
Accenture plc, Class A	319,083	63,270,968
Adobe, Inc. (a)	290,456	70,604,044
Microsoft Corp.	276,519	102,359,038
Salesforce, Inc.	490,898	91,635,930
Texas Instruments, Inc.	646,254	125,463,752
Wix.com Ltd. (a)(b)	478,079	43,060,575
		496,394,307
Materials - 2.9%
Martin Marietta Materials, Inc.	95,651	56,307,831
Nucor Corp.	353,711	59,812,530
		116,120,361

Diamond Hill Large Cap Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Common Stocks - 100.4% (Continued)	Shares	Fair Value
Real Estate - 4.8%
Extra Space Storage, Inc.	676,820	$88,751,407
SBA Communications Corp., Class A	574,860	98,939,155
		187,690,562

Total Common Stocks (Cost $3,451,261,334)		$3,958,335,677

Registered Investment Companies - 2.8%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 3.60% (c)	65,467,154	$65,467,154
State Street Navigator Securities Lending Portfolio I, 3.39% (c)(d)	44,173,486	44,173,486
Total Registered Investment Companies (Cost $109,640,640)		$109,640,640

Total Investment Securities - 103.2% (Cost $3,560,901,974)		$4,067,976,317

Liabilities in Excess of Other Assets - (3.2)%		(127,026,604)

Net Assets - 100.0%		$3,940,949,713

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2026 was $55,541,948.
(c)	The rate shown is the 7-day effective yield as of March 31, 2026.
(d)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $11,641,072.

plc - Public Limited Company

Diamond Hill Select Fund

Schedule of Investments

March 31, 2026 (Unaudited)

Common Stocks - 97.0%	Shares	Fair Value
Consumer Discretionary - 9.6%
CarMax, Inc. (a)	320,068	$13,308,428
Red Rock Resorts, Inc., Class A (b)	471,445	25,156,305
Starbucks Corp.	180,303	16,153,346
		54,618,079
Consumer Staples - 5.9%
Colgate-Palmolive Co.	223,893	19,082,400
Kimberly-Clark Corp.	149,477	14,420,046
		33,502,446
Energy - 7.9%
Antero Resources Corp. (a)	503,805	21,381,484
Diamondback Energy, Inc.	119,113	23,559,360
		44,940,844
Financials - 25.2%
American International Group, Inc.	494,050	37,177,263
Aon plc, Class A	39,176	12,645,229
Berkshire Hathaway, Inc., Class B (a)	70,381	33,726,575
Capital One Financial Corp.	138,355	25,240,103
Equitable Holdings, Inc.	308,418	11,445,392
KeyCorp	503,961	10,104,418
Rocket Cos., Inc., Class A (a)	947,601	13,503,314
		143,842,294
Health Care - 9.3%
Abbott Laboratories	254,365	26,115,655
Solventum Corp. (a)	185,261	12,097,543
Zoetis, Inc.	124,818	14,754,736
		52,967,934
Industrials - 18.5%
Builders FirstSource, Inc. (a)	88,628	7,296,743
Cimpress plc (a)(b)	529,936	38,685,328
Regal Rexnord Corp.	140,152	26,244,864
Union Pacific Corp.	55,673	13,507,383
Waste Management, Inc.	85,973	19,755,736
		105,490,054
Information Technology - 14.7%
Adobe, Inc. (a)	70,065	17,031,400

Diamond Hill Select Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Common Stocks - 97.0% (Continued)	Shares	Fair Value
Information Technology - 14.7% (Continued)
Salesforce, Inc.	147,822	$27,593,933
Texas Instruments, Inc.	91,494	17,762,645
Wix.com Ltd. (a)	237,780	21,416,845
		83,804,823
Materials - 3.8%
Ashland, Inc. (b)	389,061	21,635,682

Real Estate - 2.1%
SBA Communications Corp., Class A	69,401	11,944,606

Total Common Stocks (Cost $493,531,055)		$552,746,762

Registered Investment Companies - 5.5%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 3.60% (c)	13,291,402	$13,291,402
State Street Navigator Securities Lending Portfolio I, 3.39% (c)(d)	18,006,568	18,006,568
Total Registered Investment Companies (Cost $31,297,970)		$31,297,970

Total Investment Securities - 102.5% (Cost $524,829,025)		$584,044,732

Liabilities in Excess of Other Assets - (2.5)%		(14,214,255)

Net Assets - 100.0%		$569,830,477

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2026 was $37,951,556.
(c)	The rate shown is the 7-day effective yield as of March 31, 2026.
(d)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $20,001,711.

plc - Public Limited Company

Diamond Hill Long-Short Fund

Schedule of Investments

March 31, 2026 (Unaudited)

Common Stocks - 90.5%	Shares	Fair Value
Communication Services - 9.5%
Alphabet, Inc., Class A	321,857	$92,553,199
Meta Platforms, Inc., Class A	146,589	83,867,965
Walt Disney Co. (The)	327,895	31,602,520
		208,023,684
Consumer Discretionary - 4.7%
Amazon.com, Inc. (a)(b)	248,652	51,786,752
Lear Corp.	167,697	20,304,753
TJX Cos., Inc. (The) (b)	134,416	21,466,235
Ulta Beauty, Inc. (a)(b)	19,522	10,204,345
		103,762,085
Consumer Staples - 4.4%
BellRing Brands, Inc. (a)	2,074,680	33,381,601
Constellation Brands, Inc., Class A	193,786	29,067,900
Sysco Corp.	471,915	33,661,697
		96,111,198
Energy - 3.8%
Chevron Corp.	154,154	31,894,463
Coterra Energy, Inc.	105,653	3,712,646
Diamondback Energy, Inc.	242,223	47,909,287
		83,516,396
Financials - 19.6%
American International Group, Inc.	1,095,229	82,415,982
Aon plc, Class A	164,037	52,947,863
Bank of America Corp.	546,845	26,658,694
Berkshire Hathaway, Inc., Class B (a)	58,824	28,188,461
Capital One Financial Corp.	209,130	38,151,586
Citigroup, Inc.	756,106	85,749,981
Fidelity National Information Services, Inc.	577,175	27,075,279
Hartford Insurance Group, Inc. (The)	165,349	22,360,145
Morgan Stanley	33,691	5,544,528
Truist Financial Corp.	813,491	37,396,181
Visa, Inc., Class A	74,077	22,389,032
		428,877,732
Health Care - 13.3%
Abbott Laboratories	499,692	51,303,378

Diamond Hill Long-Short Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Common Stocks - 90.5% (Continued)	Shares	Fair Value
Health Care - 13.3% (Continued)
Becton, Dickinson and Co.	93,361	$14,679,150
Cooper Cos., Inc. (The) (a)	475,425	33,992,887
HCA Healthcare, Inc.	28,596	13,532,771
Labcorp Holdings, Inc.	90,084	24,035,312
Medtronic plc	384,976	33,358,170
Perrigo Co. plc (c)	1,852,395	19,894,722
Pfizer, Inc.	815,376	22,895,758
Solventum Corp. (a)	559,733	36,550,565
Zoetis, Inc.	344,150	40,681,972
		290,924,685
Industrials - 12.2%
Booz Allen Hamilton Holding Corp.	594,075	46,355,672
Builders FirstSource, Inc. (a)(b)	537,973	44,291,317
Dover Corp. (b)	170,440	35,528,218
ESAB Corp. (b)	236,645	22,874,106
Johnson Controls International plc (b)	52,070	6,818,566
L3Harris Technologies, Inc. (b)	111,010	38,315,102
Parker-Hannifin Corp. (b)	42,006	37,605,451
SS&C Technologies Holdings, Inc.	507,570	34,296,505
		266,084,937
Information Technology - 18.5%
Adobe, Inc. (a)	171,840	41,770,867
Gartner, Inc. (a)	186,705	29,562,870
Microsoft Corp.	263,851	97,669,725
Salesforce, Inc. (c)	233,280	43,546,378
SentinelOne, Inc., Class A (a)	3,435,535	44,249,691
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	267,019	90,239,071
Texas Instruments, Inc.	123,441	23,964,836
VeriSign, Inc.	133,275	33,100,179
		404,103,617
Materials - 2.1%
Ashland, Inc.	522,479	29,055,057
Freeport-McMoRan, Inc.	287,201	16,881,675
		45,936,732

Diamond Hill Long-Short Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Common Stocks - 90.5% (Continued)	Shares	Fair Value
Real Estate - 1.5%
Extra Space Storage, Inc.	255,409	$33,491,782

Utilities - 0.9%
Dominion Energy, Inc.	302,990	18,730,842

Total Common Stocks (Cost $1,417,025,008)		$1,979,563,690

Registered Investment Companies - 12.2%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 3.60% (d)	221,182,322	$221,182,322
State Street Navigator Securities Lending Portfolio I, 3.39% (d)(e)	45,135,099	45,135,099
Total Registered Investment Companies (Cost $266,317,421)		$266,317,421

Total Investment Securities - 102.7% (Cost $1,683,342,429)		$2,245,881,111

Segregated Cash With Custodian - 31.0%		678,868,445

Investments Sold Short - (32.0)% (Proceeds $680,998,794)		(700,162,437)

Liabilities in Excess of Other Assets - (1.7)%		(37,251,230)

Net Assets - 100.0%		$2,187,335,889

(a)	Non-income producing security.
(b)	All or a portion of the shares have been pledged as collateral for open short positions.
(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2026 was $44,992,644.
(d)	The rate shown is the 7-day effective yield as of March 31, 2026.
(e)	This security was purchased using cash collateral held from securities on loan.

ADR - American Depositary Receipt

plc - Public Limited Company

Diamond Hill Long-Short Fund

Schedule of Investments Sold Short

March 31, 2026 (Unaudited)

Common Stocks - 32.0%	Shares	Fair Value
Consumer Discretionary - 9.8%
Acushnet Holdings Corp.	299,862	$28,031,100
Boot Barn Holdings, Inc.	76,265	11,162,145
Brinker International, Inc.	134,985	19,271,808
Cheesecake Factory, Inc. (The)	336,217	18,407,881
Choice Hotels International, Inc.	92,387	9,562,054
eBay, Inc.	342,298	31,155,964
GameStop Corp., Class A	378,088	8,711,148
Garmin Ltd.	128,177	29,738,346
Royal Caribbean Cruises Ltd.	71,905	19,786,818
United Parks and Resorts, Inc.	109,280	3,569,085
Williams-Sonoma, Inc.	144,360	26,321,159
YETI Holdings, Inc.	237,015	8,672,379
		214,389,887
Consumer Staples - 0.9%
Clorox Co. (The)	38,620	4,002,191
Sprouts Farmers Market, Inc.	87,126	6,720,028
WD-40 Co.	45,672	9,314,348
		20,036,567
Energy - 1.0%
Frontline plc	641,615	22,366,699

Financials - 2.6%
Affirm Holdings, Inc., Class A	212,705	9,746,143
Bank of Hawaii Corp.	430,205	31,942,721
Coinbase Global, Inc., Class A	44,075	7,695,936
First Financial Bankshares, Inc.	40,857	1,203,239
Palomar Holdings, Inc.	48,106	5,748,667
		56,336,706
Health Care - 2.7%
Doximity, Inc., Class A	237,935	5,543,886
Medpace Holdings, Inc.	68,425	32,857,001
ResMed, Inc.	91,580	20,557,878
		58,958,765
Industrials - 6.9%
Blue Bird Corp.	503,700	28,605,123

Diamond Hill Long-Short Fund

Schedule of Investments Sold Short (Continued)

March 31, 2026 (Unaudited)

Common Stocks - 32.0% (Continued)	Shares	Fair Value
Industrials - 6.9% (Continued)
Core & Main, Inc., Class A	429,988	$21,241,407
Federal Signal Corp.	250,800	27,121,512
Matson, Inc.	238,160	39,043,950
Mueller Industries, Inc.	112,675	12,484,390
Powell Industries, Inc.	40,765	22,057,126
		150,553,508
Information Technology - 5.4%
Akamai Technologies, Inc.	105,115	12,072,458
Alarm.com Holdings, Inc.	157,054	6,783,162
Badger Meter, Inc.	66,817	10,179,570
F5, Inc.	65,087	18,831,622
International Business Machines Corp.	161,070	39,041,757
Pure Storage, Inc., Class A	238,690	14,092,258
Samsara, Inc., Class A	88,421	2,802,061
Teradata Corp.	544,045	13,943,873
		117,746,761
Materials - 1.0%
MP Materials Corp.	179,090	8,642,883
NewMarket Corp.	22,195	14,225,885
		22,868,768
Real Estate - 0.9%
eXp World Holdings, Inc.	568,241	3,403,764
Host Hotels & Resorts, Inc.	832,145	15,943,898
		19,347,662
Utilities - 0.8%
Ormat Technologies, Inc.	156,872	17,557,114

Total Investments Sold Short - 32.0% (Proceeds $680,998,794)		$700,162,437

Percentages disclosed are based on total net assets of the Fund at March 31, 2026.

Diamond Hill International Fund

Schedule of Investments

March 31, 2026 (Unaudited)

Common Stocks - 90.8%	Shares	Fair Value
Australia - 2.6%
Whitehaven Coal Ltd.	676,860	$4,367,400

Austria - 0.9%
BAWAG Group AG	10,080	1,532,374

Canada - 11.5%
Agnico Eagle Mines Ltd.	12,479	2,532,518
Canadian Natural Resources Ltd. (a)	118,012	5,755,648
Franco-Nevada Corp.	15,388	3,809,453
Imperial Oil Ltd.	36,929	4,836,086
North West Co., Inc. (The) (a)	67,756	2,655,446
		19,589,151
China - 3.7%
Alibaba Group Holding Ltd.	185,700	2,910,834
Tencent Holdings Ltd.	53,563	3,378,441
		6,289,275
Cyprus - 1.5%
Theon International plc (a)	68,163	2,463,916

France - 4.3%
Safran SA	11,920	3,900,412
Veolia Environnement SA	91,438	3,482,364
		7,382,776
Germany - 2.9%
Evotec SE (b)	215,817	1,096,797
Krones AG	28,001	3,803,231
		4,900,028
India - 1.1%
HDFC Bank Ltd. - ADR	45,145	1,123,208
Hindustan Aeronautics Ltd.	21,059	791,718
		1,914,926
Ireland - 3.0%
AIB Group plc	474,052	5,060,349

Diamond Hill International Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Common Stocks - 90.8% (Continued)	Shares	Fair Value
Japan - 8.8%
Hikari Tsushin, Inc.	5,000	$1,271,992
Hitachi Ltd.	120,700	3,540,615
Max Co. Ltd. (a)	445,200	4,560,908
SWCC Corp. (a)	28,300	2,279,758
Toyo Suisan Kaisha Ltd.	47,000	3,305,144
		14,958,417
Korea (Republic of) - 3.2%
Samsung C&T Corp.	6,033	1,076,671
Samsung Electronics Co. Ltd.	23,433	2,790,888
SK hynix, Inc.	2,695	1,557,017
		5,424,576
Mexico - 2.2%
Wal-Mart de Mexico SAB de CV	1,161,287	3,786,723

Singapore - 2.5%
Singapore Exchange Ltd.	272,858	4,162,357

Sweden - 1.1%
Spotify Technology SA (b)	3,843	1,863,509

Switzerland - 6.3%
Compagnie Financiere Richemont SA, Class A	19,463	3,436,636
Novartis AG - ADR	24,822	3,791,560
Roche Holding AG	8,699	3,471,821
		10,700,017
Taiwan Province of China - 5.8%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	28,960	9,787,032

United Kingdom - 23.8%
British American Tobacco plc	84,579	4,910,397
Bunzl plc	113,486	3,416,435
Compass Group plc	130,363	3,637,130
Diageo plc	35,470	659,622
Glencore plc	779,919	5,906,814
Hikma Pharmaceuticals plc	51,999	873,339

Diamond Hill International Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Common Stocks - 90.8% (Continued)	Shares	Fair Value
United Kingdom - 23.8% (Continued)
Howden Joinery Group plc	308,746	$3,270,062
Imperial Brands plc	65,803	2,668,081
Melrose Industries plc	301,165	2,040,687
NatWest Group plc	375,964	2,785,030
Rentokil Initial plc - ADR (a)	40,033	1,260,239
Smith & Nephew plc	86,332	1,367,801
Tesco plc	437,176	2,747,575
Unilever plc	64,093	3,618,516
Wise plc, Class A (b)	104,083	1,253,346
		40,415,074
United States - 5.6%
Aurinia Pharmaceuticals, Inc. (b)	92,212	1,366,582
CNH Industrial NV	261,804	2,879,844
Ferguson Enterprises, Inc.	5,616	1,307,632
uniQure NV (b)	33,333	544,994
Willis Towers Watson plc	11,878	3,452,935
		9,551,987

Total Common Stocks (Cost $120,063,166)		$154,149,887

Preferred Stocks - 2.6%	Shares	Fair Value
Brazil - 2.6%
Itausa SA (Cost $3,716,704)	1,645,632	$4,422,623

Diamond Hill International Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Registered Investment Companies - 15.7%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 3.60% (c)	10,480,507	$10,480,507
State Street Navigator Securities Lending Portfolio I, 3.39% (c)(d)	16,086,619	16,086,619
Total Registered Investment Companies (Cost $26,567,126)		$26,567,126

Total Investment Securities - 109.1% (Cost $150,346,996)		$185,139,636

Liabilities in Excess of Other Assets - (9.1)%		(15,428,385)

Net Assets - 100.0%		$169,711,251

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2026 was $14,693,603.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of March 31, 2026.
(d)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $2,813,233.

ADR - American Depositary Receipt

AG - Aktiengesellschaft

NV - Naamloze Vennootschap

plc - Public Limited Company

SA - Societe Anonyme

SAB de CV - Societe Anonima Bursatil de Capital Variable

SE - Societe Europaea

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments

March 31, 2026 (Unaudited)

Corporate Credit - 3.6%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 1.7%
American Express Co.	2.550%	03/04/27	$500,000	$492,747
American Express Co.	5.043%	07/26/28	500,000	504,304
American Express Co. (a)	4.009%	02/09/29	3,000,000	2,980,839
Capital One Financial Corp.	1.878%	11/02/27	1,000,000	983,476
Citibank NA	4.876%	11/19/27	1,750,000	1,755,675
Fifth Third Bancorp	1.707%	11/01/27	1,200,000	1,181,147
Goldman Sachs Group, Inc. (The)	4.148%	01/21/29	19,700,000	19,578,441
HSBC Holdings plc	5.597%	05/17/28	4,000,000	4,044,935
JPMorgan Chase & Co.	1.470%	09/22/27	3,800,000	3,747,999
JPMorgan Chase & Co.	3.625%	12/01/27	14,326,000	14,165,434
Key Bank NA	5.850%	11/15/27	2,000,000	2,042,058
Key Bank NA	4.390%	12/14/27	1,600,000	1,601,225
Morgan Stanley	4.133%	10/18/29	7,760,000	7,669,971
Royal Bank of Canada	4.522%	10/18/28	500,000	500,555
Toronto-Dominion Bank (The)	4.861%	01/31/28	2,925,000	2,948,538
Truist Financial Corp.	4.144%	01/27/29	2,700,000	2,685,516
US Bancorp	6.787%	10/26/27	900,000	911,984
Wells Fargo & Co., Series Q	3.196%	06/17/27	1,500,000	1,495,734
Wells Fargo & Co.	4.182%	01/23/30	20,500,000	20,318,366
				89,608,944
Brokerage Asset Managers Exchanges - 0.2%
Citadel Finance, LLC (b)	4.750%	02/14/29	7,900,000	7,740,301

Communications - 0.1%
American Tower Corp.	5.200%	02/15/29	4,135,000	4,205,086

Consumer Cyclical - 0.3%
Ford Motor Credit Co., LLC	5.850%	05/17/27	5,000,000	5,036,834
General Motors Financial Co.	5.400%	05/08/27	5,000,000	5,044,028
General Motors Financial Co.	5.050%	04/04/28	2,000,000	2,017,363
Hyundai Capital America (b)	5.650%	06/26/26	900,000	902,429
Volkswagen Group America (b)	4.900%	08/14/26	800,000	801,194
				13,801,848

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Corporate Credit - 3.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Electric - 0.2%
NYSEG Storm Funding, LLC, Series 2025-A	4.713%	05/01/31	$11,402,107	$11,476,474

Energy - 0.0% (c)
Energy Transfer, LP (a)	6.050%	12/01/26	500,000	504,603
Energy Transfer, LP	5.500%	06/01/27	1,000,000	1,009,267
				1,513,870
Insurance - 0.9%
Jackson National Life Global Funding (b)	5.550%	07/02/27	3,150,000	3,178,852
Jackson National Life Insurance Co. (b)	8.150%	03/15/27	2,525,000	2,593,085
Lincoln Financial Global Funding (b)	4.625%	05/28/28	6,560,000	6,560,949
Met Tower Global Funding (b)	4.000%	01/14/29	750,000	742,138
New York Life Global Funding (a)(b)	4.700%	01/29/29	10,000,000	10,084,784
Northwestern Mutual Global Funding (b)	4.400%	03/30/29	10,000,000	10,023,877
Pricoa Global Funding (a)(b)	4.400%	08/27/27	1,000,000	1,003,793
Principal Life Global Funding II (b)	4.600%	08/19/27	500,000	501,416
Protective Life Global Funding (a)(b)	4.161%	01/15/29	9,600,000	9,498,687
RGA Global Funding (a)(b)	2.000%	11/30/26	800,000	787,727
				44,975,308
Technology - 0.2%
Broadcom, Inc.	5.050%	07/12/27	2,510,000	2,535,741
Oracle Corp. (a)	2.300%	03/25/28	7,247,000	6,903,193
				9,438,934
Transportation - 0.0% (c)
Alaska Airlines Pass-Through Trust, Series 2020-1B, Class A (b)	4.800%	02/15/29	284,432	284,470
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	1,169,000	1,138,912
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	390,728	397,255
				1,820,637

Total Corporate Credit (Cost $185,140,128)				$184,581,402

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 87.7%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 3.9%
ACHD Trust, Series 2025-DS1, Class A (b)	5.978%	01/09/34	$5,366,218	$5,374,417
ACHD Trust, Series 2025-DS1, Class B (b)	9.380%	01/09/34	1,300,000	1,313,426
AMDR ABS Trust, Series 2025-1A, Class A (b)	6.378%	12/19/33	3,328,026	3,337,032
AMDR ABS Trust, Series 2025-1A, Class B (b)	9.691%	12/19/33	7,625,000	7,773,954
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (b)	1.830%	03/20/41	2,432,493	2,409,497
DailyPay Securitization Trust, Series 2025-1A, Class A (b)	5.630%	06/25/28	20,000,000	20,049,994
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (b)(d)	4.450%	01/25/28	8,850,000	8,744,726
FMC GMSR Issuer Trust, Series 2021-GT1, Class A (b)(d)	3.620%	07/25/28	9,900,000	9,499,094
FMC GMSR Issuer Trust, Series 2021-GT2, Class A (b)	3.850%	10/25/28	14,280,000	13,733,033
GoodLeap Sustainable Home Improvement Loan Trust, Series 2023-1, Class A (b)	5.520%	02/22/55	7,757,732	7,220,620
Helios Issuer, LLC, Series 2022-C, Class C (b)	6.000%	11/22/49	3,926,840	1,821,649
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (b)	2.290%	01/20/48	1,859,557	1,538,875
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (b)	2.220%	03/20/48	1,466,387	1,154,605
Mosaic Solar Loans, LLC, Series 2017-1A, Class A (b)	4.450%	06/20/42	2,829,598	2,774,117
Mosaic Solar Loans, LLC, Series 2017-2, Class B (b)	4.770%	06/22/43	240,652	216,993
Mosaic Solar Loans, LLC, Series 2020-1A, Class B (b)	3.100%	04/20/46	732,759	628,912
Mosaic Solar Loans, LLC, Series 2023-1A, Class A (b)	5.320%	06/20/53	4,344,365	4,018,202
Mosaic Solar Loans, LLC, Series 2023-2A, Class C (b)(e)	8.180%	09/22/53	11,000,000	1,901,944
MVW Own Trust, Series 2021-1W, Class D (b)	3.170%	01/22/41	710,830	689,878
OHS Issuer, LLC, Series 2026-1, Class A2 (b)	5.750%	01/15/61	18,859,271	18,490,044
PowerPay Issuance Trust, Series 2024-1A, Class A (b)	6.530%	02/18/39	2,957,482	3,014,457

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 87.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 3.9% (Continued)
PowerPay Issuance Trust, Series 2025-1A, Class A (b)	5.230%	11/18/41	$24,393,394	$24,326,534
Redaptive EAAS Issuer, LLC, Series 2025-1, Class A (b)	5.940%	03/25/42	12,523,723	12,495,885
Renew Financial, LLC, Series 2017-1, Class A (b)	3.670%	09/20/52	738,758	688,853
Stream Innovations Issuer Trust, Series 2024-1A, Class A (b)	6.270%	07/15/44	5,159,963	5,311,543
US Bank Credit-Linked Notes, Series 2025-SUP2, Class B2 (1* SOFR30A + 135) (b)(d)	5.012%	09/25/32	16,451,121	16,451,071
US Bank NA, Series 2025-SUP2, Class B1 (b)	4.818%	09/25/32	9,377,139	9,280,582
US Bank NA, Series 2025-SUP2, Class D (1* SOFR30A + 220) (b)(d)	5.862%	09/25/32	3,886,577	3,890,172
US Bank NA, Series 2025-SUP2, Class R (1* SOFR30A + 650) (b)(d)	10.162%	09/25/32	14,394,731	14,513,578
				202,663,687
Agency CMBS - 0.4%
Farmer Mac Agricultural Real Estate, Series 2025-2, Class A1 (b)	5.290%	11/25/35	22,756,004	23,003,021

Agency MBS CMO - 2.8%
FHLMC, Series 2979, Class FP (1* SOFR + 45) (d)	4.237%	05/15/35	189,957	189,071
FHLMC, Series 3121, Class FM (1* SOFR + 40) (d)	4.187%	03/15/36	134,631	133,860
FHLMC, Series 5545, Class MV	5.250%	04/25/36	14,178,171	14,279,929
FHLMC, Series 4613, Class AF (1* SOFR + 110) (d)	4.873%	11/15/37	1,703,160	1,698,068
FHLMC, Series 3925, Class FL (1* SOFR + 45) (d)	4.237%	01/15/41	6,942	6,938
FHLMC, Series 4314, Class PF (1* SOFR + 40) (d)	4.187%	07/15/43	34,366	34,265
FHLMC, Series 5391, Class EA	5.500%	05/25/49	3,187,409	3,208,647
FHLMC, Series 5171, Class UK	2.000%	12/25/51	1,163,171	599,230
FHLMC, Pool #QH-5181	6.000%	11/01/53	8,431,713	8,682,019

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 87.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 2.8% (Continued)
FNMA, Series 2013-97, Class ZB	3.500%	09/25/33	$8,178,482	$7,992,644
FNMA, Series 2006-56, Class DC (1* SOFR + 65) (d)	4.432%	07/25/36	257,840	253,000
FNMA, Series 2006-108, Class FD (1* SOFR + 38) (d)	4.156%	11/25/36	120,871	119,839
FNMA, Series 2010-136, Class FA (1* SOFR + 50) (d)	4.276%	12/25/40	135,228	134,172
FNMA, Series 2011-127, Class ZU	3.500%	12/25/41	3,353,264	3,159,748
FNMA, Series 2012-33, Class F (1* SOFR + 52)	4.296%	04/25/42	71,436	71,043
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	1,515,225	1,451,743
FNMA, Series 2023-14, Class G	6.000%	06/25/48	3,622,009	3,676,845
FNMA, Series 2017-28, Class LK	4.000%	03/25/53	352,666	351,643
GNMA, Series 2023-81, Class MV	5.500%	05/20/34	8,054,944	8,118,374
GNMA, Series 2023-81, Class QV	5.500%	05/20/34	5,510,357	5,594,181
GNMA, Series 2023-133, Class GV	6.000%	07/20/34	3,287,556	3,353,623
GNMA, Series 2023-154, Class V	6.500%	07/20/34	10,407,979	10,608,889
GNMA, Series 2023-154, Class VA	6.000%	08/20/34	7,508,326	7,601,488
GNMA, Series 2023-167, Class VC	6.500%	08/20/34	7,535,591	7,662,486
GNMA, Series 2024-20, Class KV	6.000%	12/20/34	5,483,672	5,570,069
GNMA, Series 2024-43, Class NV	6.000%	01/20/35	15,094,125	15,388,901
GNMA, Series 2024-42, Class DV	6.000%	01/20/35	6,795,357	6,871,079
GNMA, Series 2023-67, Class AC	6.000%	05/20/53	2,748,211	2,810,841
GNMA, Series 2023-151, Class BZ	6.500%	10/20/53	4,484,932	4,627,283
GNMA, Series 2024-184, Class PA	6.500%	09/20/54	3,212,966	3,302,192
GNMA, Series 2024-144, Class DB	6.500%	09/20/54	5,070,524	5,178,445
GNMA, Series 2025-004, Class MA	6.000%	01/20/62	11,747,583	11,969,021
GNMA, Series 2012-H29, Class SA (1* TSFR1M + 63) (d)	4.298%	10/20/62	121,991	122,003
GNMA, Series 2012-H23, Class SA (1* TSFR1M + 64) (d)	4.313%	10/20/62	221,470	221,590
GNMA, Series 2016-H11, Class FD (1* TSFR12M + 112) (d)	5.075%	05/20/66	16,838	16,991
				145,060,160

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 87.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 0.0% (c)
FHLMC, Series 237, Class S14 (IO) (-1* SOFR + 660) (d)	2.827%	05/15/36	$288,518	$30,574
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	166,849	1,656
FNMA, Series 301, Class (PO)	0.000%	04/25/29	56,243	53,110
FNMA, Series 2010-44, Class CS (IO) (-1* SOFR + 655) (d)	2.774%	05/25/40	228,032	21,064
FNMA, Series 2014-45, Class IO (IO)	4.000%	08/25/44	342,989	58,100
				164,504
Agency MBS Passthrough - 9.9%
FHLMC, Pool #QH-5484	1.500%	11/01/31	18,539,249	17,461,082
FHLMC, Pool #SC-0118	2.500%	01/01/41	1,713,283	1,550,120
FHLMC, Pool #G6-0257	5.500%	06/01/41	256,017	264,253
FHLMC, Pool #RB5392	5.500%	03/01/46	11,414,136	11,532,040
FHLMC, Pool #84-1354	3.480%	11/01/48	2,951,319	3,067,980
FHLMC, Pool #QG-9457	6.500%	08/01/53	7,512,841	7,875,371
FHLMC, Pool #841741 (1* SOFR30A + 217) (d)	5.536%	04/01/54	10,126,162	10,246,352
FHLMC, Pool #QI6079	6.000%	05/01/54	6,973,371	7,136,171
FHLMC, Pool #QX8788	6.000%	03/01/55	27,341,023	27,964,233
FNMA, Pool #AL8682	2.000%	07/01/31	3,705,246	3,543,212
FNMA, Pool #CA8542	2.500%	01/01/41	1,848,640	1,660,370
FNMA, Pool #MA6009	5.500%	03/01/46	38,356,905	38,745,326
FNMA, Pool #BP6608	2.205%	08/01/50	1,783,028	1,767,565
FNMA, Pool #BM7138	1.694%	10/01/51	6,150,268	5,885,841
FNMA, Pool #FS4736	6.500%	05/01/53	31,152,225	32,289,951
FNMA, Pool #FS5590	5.500%	07/01/53	18,221,979	18,406,361
FNMA, Pool #DA1518	6.000%	10/01/53	15,231,134	15,557,107
FNMA, Pool #DC7023	6.000%	12/01/54	8,644,015	8,813,119
FNMA, Pool #DC9695	6.000%	01/01/55	8,641,189	8,828,525
FNMA, Pool #FNBM7863	5.358%	10/01/55	11,842,700	11,927,013
FNMA, Pool #DF3843 (1* SOFR30A + 231) (d)	5.504%	11/01/55	12,800,798	12,999,329
FNMA, Pool #BM7901 (1* SOFR30A + 220) (d)	5.200%	12/01/55	33,160,894	33,596,167
GNMA, Pool #CM7497C	5.000%	08/20/52	3,106,051	3,064,000
GNMA, Pool #MA9367	8.000%	12/20/53	2,238,811	2,309,492
GNMA, Pool #787960	7.000%	11/20/54	2,526,410	2,566,751
GNMA, Pool #787873	7.000%	03/20/55	6,465,001	6,674,711

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 87.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS Passthrough - 9.9% (Continued)
GNMA, Pool #788003	7.000%	06/20/55	$4,976,654	$5,137,999
GNMA, Pool #DL7645	7.500%	08/20/55	1,472,069	1,594,703
GNMA, Pool #DL7644	7.500%	09/20/55	29,536,445	31,945,421
GNMA, Pool #788268 (1* H15T1Y + 153) (d)	5.494%	10/20/55	15,972,543	16,177,399
GNMA, Pool #G2DM6320	7.500%	11/20/55	7,079,603	7,651,236
GNMA, Pool #DP4295	7.500%	12/20/55	2,261,980	2,430,395
GNMA, Pool #DP0885	7.500%	01/20/56	13,395,600	14,505,657
GNMA, Pool #DQ2955	7.500%	02/20/56	3,759,583	4,072,806
GNMA, Pool #CW0334C	7.000%	07/20/63	1,330,305	1,387,820
GNMA, Pool #CW0526C	7.000%	08/20/63	1,136,003	1,185,117
GNMA, Series 2023-112, Class ET	7.000%	08/20/63	11,757,843	12,067,592
GNMA, Pool #DH9776	7.000%	03/20/65	33,664,359	35,119,927
GNMA, Pool #DJ1033	7.000%	04/20/65	76,541,980	79,851,467
				508,859,981
Auto Loan - 7.5%
ACM Auto Trust, Series 2024-2A, Class A (b)	6.060%	02/20/29	53,952	53,967
ACM Auto Trust, Series 2025-3A, Class A (b)	5.010%	01/22/30	8,653,023	8,644,669
ACM Auto Trust, Series 2024-2A, Class B (b)	9.210%	08/20/31	2,900,000	2,928,059
ACM Auto Trust, Series 2025-1A, Class B (b)	7.870%	11/20/31	11,400,000	11,487,397
ACM Auto Trust, Series 2025-2A, Class B (b)	7.250%	02/20/32	2,400,000	2,410,823
AgoraCapital Auto Securities Trust, Series 2025-1A, Class B (b)	7.270%	11/25/32	5,950,000	5,994,523
Ally Bank Auto Credit-Linked Notes, Series 2025-A, Class G (b)	10.219%	06/15/33	4,615,243	4,637,245
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class G (b)	10.783%	09/15/33	4,545,693	4,567,366
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class A (b)	6.460%	04/17/28	1,450,532	1,455,834
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C (b)	9.840%	03/15/29	5,700,000	5,918,757
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class B (b)	6.870%	06/17/30	2,200,000	2,236,526
CPS Auto Trust, Series 2024-D, Class A (b)	4.910%	06/15/28	1,390,567	1,390,898
FinBe USA Trust, Series 2025-1A, Class A (b)	5.700%	12/15/28	7,392,690	7,392,919

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 87.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 7.5% (Continued)
First Help Financial, LLC, Series 2023-1A, Class B (b)	6.770%	05/15/29	$5,000,000	$5,031,345
First Help Financial, LLC, Series 2025-2A, Class A2 (b)	5.750%	05/15/30	6,000,000	6,023,993
First Help Financial, LLC, Series 2023-1A, Class C (b)	7.880%	07/15/30	12,907,000	12,974,972
First Help Financial, LLC, Series 2023-2, Class D (b)	9.503%	10/15/30	4,500,000	4,613,656
Flagship Credit Auto Trust, Series 2023-1, Class C (b)	5.430%	05/15/29	15,250,000	15,275,599
Flagship Credit Auto Trust, Series 2023-3, Class B (b)	5.640%	07/16/29	4,500,000	4,512,293
Huntington National Bank (The), Series 2025-2, Class B1 (b)	4.835%	09/20/33	25,731,145	25,774,929
Lendbuzz Securitization Trust, Series 2026-1A, Class A1 (b)	4.176%	01/15/27	6,863,360	6,863,300
Lendbuzz Securitization Trust, Series 2024-3A, Class A2 (b)	4.970%	10/15/29	9,896,877	9,904,556
Lendbuzz Securitization Trust, Series 2025-2A, Class A2 (b)	5.180%	05/15/30	2,740,859	2,750,491
Lendbuzz Securitization Trust, Series 2026-1A, Class A2 (b)	4.680%	07/15/30	11,458,390	11,447,491
Lendbuzz Securitization Trust, Series 2025-1A, Class A2 (b)	5.100%	10/15/30	13,519,938	13,551,177
Merchants Fleet Funding, LLC, Series 2023-1A, Class D (b)	8.200%	05/20/36	5,700,000	5,744,881
Merchants Fleet Funding, LLC, Series 2023-1A, Class E (b)	10.800%	05/20/36	9,640,000	9,737,924
Merchants Fleet Funding, LLC, Series 2024-1A, Class E (b)	9.350%	04/02/37	3,000,000	3,036,049
Merchants Fleet Funding, LLC, Series 2025-1A, Class E (b)	8.480%	01/20/39	5,400,000	5,407,149
Research-Driven Pagaya Motor Asset Trust I, Series 2024-3A, Class C (b)	6.460%	03/25/33	5,001,769	5,028,846

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 87.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 7.5% (Continued)
Research-Driven Pagaya Motor Asset Trust I, Series 2025-1A, Class A (b)	5.415%	06/27/33	$40,268,020	$40,349,325
Research-Driven Pagaya Motor Asset Trust I, Series 2025-1A, Class B (b)	6.020%	06/27/33	18,122,826	18,176,790
Research-Driven Pagaya Motor Asset Trust I, Series 2025-1A, Class C (b)	6.675%	06/27/33	21,975,000	22,116,033
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class E (b)	10.739%	04/25/34	11,250,000	11,291,312
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class D (b)	6.012%	06/26/34	10,000,000	9,990,084
Research-Driven Pagaya Motor Asset Trust I, Series 26-R1A, Class B (b)	6.211%	07/25/35	10,000,000	10,006,958
Research-Driven Pagaya Motor Asset Trust I, Series 26-R1A, Class D (b)	7.720%	07/25/35	16,500,000	16,224,937
Santander Bank Auto Credit-Linked Notes, Series 2025-A, Class G (b)	11.049%	01/16/34	2,750,000	2,727,403
Tricolor Auto Securitization Trust, Series 2024-1A, Class A (b)(e)(f)	6.610%	10/15/27	875,485	871,983
Tricolor Auto Securitization Trust, Series 2024-2A, Class A (b)(e)(f)	6.360%	12/15/27	1,080,422	1,062,379
Tricolor Auto Securitization Trust, Series 2024-2A, Class B (b)(e)(f)	6.570%	02/15/28	5,750,000	5,479,750
Tricolor Auto Securitization Trust, Series 2024-2A, Class C (b)(e)(f)	6.930%	04/17/28	2,500,000	2,150,000
Tricolor Auto Securitization Trust, Series 2024-2A, Class D (b)(e)(f)	7.610%	08/15/28	6,000,000	1,110,000
Tricolor Auto Securitization Trust, Series 2024-3A, Class B (b)(e)(f)	5.360%	09/15/28	2,875,000	2,449,500
Tricolor Auto Securitization Trust, Series 2024-3A, Class D (b)(e)(f)	6.340%	04/16/29	2,930,000	263,700
United Auto Credit Securitization Trust, Series 2026-1, Class A (b)	4.750%	06/12/28	11,876,933	11,871,469
US Bank NA, Series 2023-1, Class B (b)	6.789%	08/25/32	394,948	398,284
Veros Auto Receivables Trust, Series 2026-1, Class A (b)	4.530%	08/15/28	15,255,341	15,251,695

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 87.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 7.5% (Continued)
Veros Auto Receivables Trust, Series 2026-1, Class B (b)	4.840%	05/15/29	$4,500,000	$4,497,390
				383,086,626
CRE/CLO - 4.1%
A10 Securitization, Series 2025-FL6, Class B (1* TSFR1M + 239) (b)(d)	6.052%	05/15/42	5,063,000	5,069,141
A10 Securitization, Series 2025-FL6, Class C (1* TSFR1M + 279) (b)(d)	6.451%	05/15/42	6,750,000	6,758,896
A10 Securitization, Series 2025-FL6, Class D (1* TSFR1M + 339) (b)(d)	7.050%	05/15/42	5,719,000	5,726,949
A10 Securitization, Series 2025-FL6, Class E (1* TSFR1M + 404) (b)(d)	7.700%	05/15/42	2,125,000	2,127,913
Arbor Realty Collateralized Loan, Series 2021-FL4, Class E (1* TSFR1M + 351) (b)(d)	7.174%	11/15/36	8,000,000	8,000,288
Arbor Realty Collateralized Loan, Series 2022-FL1, Class C (1* SOFR30A + 230) (b)(d)	5.972%	01/15/37	2,600,000	2,599,576
Arbor Realty Collateralized Loan, Series 2022-FL1, Class D (1* SOFR30A + 300) (b)(d)	6.672%	01/15/37	8,000,000	7,996,336
Arbor Realty Collateralized Loan Obligation Ltd., Series 2021-FL4, Class A (1* TSFR1M + 146) (b)(d)	5.124%	11/15/36	1,983,643	1,983,663
Arbor Realty Collateralized Loan Obligation Ltd., Series 2021-FL4, Class C (1* TSFR1M + 241) (b)(d)	6.074%	11/15/36	24,469,000	24,469,710
Arbor Realty Collateralized Loan Obligation Ltd., Series 2021-FL4, Class D (1* TSFR1M + 301) (b)(d)	6.674%	11/15/36	26,214,900	26,215,739
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class B (1* TSFR1M + 319) (b)(d)	6.862%	01/18/41	6,500,000	6,500,390
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class C (1* TSFR1M + 369) (b)(d)	7.362%	01/18/41	9,500,000	9,500,570

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 87.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO - 4.1% (Continued)
Arbor Realty Commercial Real Estate Notes, Series 2025-FL1, Class C (1* TSFR1M + 269) (b)(d)	6.368%	08/20/42	$5,388,000	$5,383,776
BXMT Ltd., Series 2020-FL2, Class B (1* TSFR1M + 151) (b)(d)	5.193%	02/15/38	5,250,000	5,233,877
BXMT Ltd., Series 2020-FL2, Class D (1* TSFR1M + 206) (b)(d)	5.743%	02/15/38	2,920,000	2,876,501
BXMT Ltd., Series 2021-FL4, Class D (1* TSFR1M + 236) (b)(d)	6.037%	05/15/38	9,945,000	9,594,220
BXMT Ltd., Series 2021-FL4, Class A (1* TSFR1M + 116) (b)(d)	4.837%	05/17/38	18,186,234	18,176,741
MF1 Multifamily Housing Mortgage Loan Trust, Series 2024-FL15, Class B (1* TSFR1M + 249) (b)(d)	6.171%	08/18/41	4,500,000	4,503,568
MF1 Multifamily Housing Mortgage Loan Trust, Series 2024-FL15, Class C (1* TSFR1M + 294) (b)(d)	6.620%	08/18/41	8,500,000	8,506,698
MF1 Multifamily Housing Mortgage Loan Trust, Series 2024-FL15, Class D (1* TSFR1M + 404) (b)(d)	7.718%	08/18/41	7,500,000	7,498,080
MF1 Multifamily Housing Mortgage Trust, Series 2026-FL21, Class A (1* TSFR1M + 135) (b)(d)	5.014%	02/18/41	32,500,000	32,556,127
PFP III, Series 2024-11, Class D (1* TSFR1M + 409) (b)(d)	7.757%	09/17/39	6,000,000	5,946,138
PFP III, Series 2025-12, Class B (1* TSFR1M + 204) (b)(d)	5.708%	12/18/42	5,000,000	4,998,815
				212,223,712
Credit Cards - 3.3%
Avant Credit Card Master Trust, Series 2024-1A, Class E (b)	13.150%	04/15/30	5,000,000	5,174,986
Continental Finance Credit Card ABS Master Trust, Series 2025-A, Class D (b)	8.360%	12/17/35	7,500,000	7,418,957
Continental Finance Credit Card ABS Master Trust, Series 2025-A, Class E (b)	11.440%	12/17/35	7,000,000	6,941,213

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 87.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Credit Cards - 3.3% (Continued)
Continental Finance Credit Card, LLC, Series 2024-A, Class D (b)	9.420%	12/15/32	$6,500,000	$6,548,199
Continental Finance Credit Card, LLC, Series 2024-A, Class E (b)	12.760%	12/15/32	19,728,000	20,047,201
Genesis Sales Finance Master Trust, Series 2024-B, Class C (b)	6.610%	12/20/32	23,333,000	23,308,465
Genesis Sales Finance Master Trust, Series 2024-B, Class D (b)	7.040%	12/20/32	5,500,000	5,435,683
Genesis Sales Finance Master Trust, Series 2024-B, Class E (b)	9.800%	12/20/32	20,000,000	19,702,410
Genesis Sales Finance Master Trust, Series 2024-B, Class F (b)	13.370%	12/20/32	20,167,000	19,643,844
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class B (b)	7.430%	07/20/29	5,250,000	5,267,918
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class C (b)	10.420%	07/20/29	11,000,000	11,038,191
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class D (b)	14.130%	07/20/29	16,000,000	16,106,192
Mission Lane Credit Card Master Trust, Series 2024-A, Class C (b)	7.320%	08/15/29	11,000,000	11,030,092
Mission Lane Credit Card Master Trust, Series 2024-A, Class E (b)	13.690%	08/15/29	5,000,000	5,030,212
Mission Lane Credit Card Master Trust, Series 2024-B, Class E (b)	12.190%	01/15/30	5,910,000	5,912,308
				168,605,871
Equipment - 1.3%
CPF IV, LLC, Series 2023-2, Class A (b)	7.480%	03/15/32	999,064	1,003,812
CPF IV, LLC, Series 2023-2, Class C (b)	7.560%	03/15/32	7,000,000	7,074,373
Crockett Partners Equipment Co., Series 2024-2A, Class B (b)	6.780%	01/20/31	2,648,485	2,681,949
Crockett Partners Equipment Co., Series 2024-2A, Class C (b)	10.160%	01/20/31	1,533,333	1,593,129
Dext ABS, Series 2023-2, Class D (b)	8.300%	05/15/34	2,120,000	2,224,893
NMEF Funding, LLC, Series 2022-B, Class C (b)	8.540%	06/15/29	9,500,000	9,609,385
NMEF Funding, LLC, Series 2023-A, Class C (b)	8.040%	06/17/30	4,500,000	4,642,219

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 87.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Equipment - 1.3% (Continued)
NMEF Funding, LLC, Series 2025-B, Class E (b)	7.660%	01/18/33	$3,500,000	$3,548,836
Stellar Jay Ireland DAC, Series 2021-1, Class A (b)	3.967%	10/15/41	4,010,117	3,973,964
Stellar Jay Ireland DAC, Series 2021-1, Class B (b)	5.926%	10/15/41	1,490,233	1,480,146
US Bank Credit-Linked Notes, Series 2026-RVM1, Class C (b)	5.595%	12/25/46	9,065,000	8,931,137
US Bank Credit-Linked Notes, Series 2026-RVM1, Class E (b)	7.880%	12/25/46	8,145,000	8,043,204
VFI ABS, LLC, Series 2025-1A, Class A (b)	4.780%	06/24/30	11,916,770	11,953,946
				66,760,993
HECM - 6.4%
Boston Lending Trust, Series 2022-1, Class M2 (b)	2.750%	02/25/62	1,120,571	1,062,783
Boston Lending Trust, Series 2022-3, Class A (b)	3.500%	07/25/62	3,974,469	3,899,638
Brean Asset Backed Securities Trust, Series 2022-RM4, Class M1 (b)	3.000%	07/25/62	1,558,325	1,395,774
Brean Asset Backed Securities Trust, Series 2022-RM5, Class A (b)	4.500%	09/25/62	6,343,950	6,213,746
Brean Asset Backed Securities Trust, Series 2023-SRM1, Class M3 (b)	4.000%	09/25/63	4,418,480	3,966,160
Brean Asset Backed Securities Trust, Series 2023-SRM1, Class M2 (b)	4.000%	09/25/63	5,246,945	4,956,228
Brean Asset Backed Securities Trust, Series 2024-RM8, Class M2 (b)	4.500%	05/25/64	1,627,732	1,468,512
Brean Asset Backed Securities Trust, Series 2024-RM8, Class M1 (b)	4.500%	05/25/64	1,627,732	1,513,882
Brean Asset Backed Securities Trust, Series 2024-RM8, Class A1 (b)	4.500%	05/25/64	9,473,622	9,315,920
Brean Asset Backed Securities Trust, Series 2024-RM9, Class A1 (b)	5.000%	09/25/64	8,374,842	8,287,319
Brean Asset Backed Securities Trust, Series 2025-RM10, Class A1 (b)	5.000%	01/25/65	15,630,325	15,462,741

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 87.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
HECM - 6.4% (Continued)
Brean Asset Backed Securities Trust, Series 2023-RM7, Class A2 (b)	4.500%	03/25/78	$2,000,000	$1,937,727
Brean Asset Backed Securities Trust, Series 2023-RM7, Class M1 (b)	4.500%	03/25/78	4,300,195	4,032,033
Brean Asset Backed Securities Trust, Series 2023-RM7, Class A1 (b)	4.500%	03/25/78	6,005,241	5,907,968
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M4 (b)	4.250%	04/25/33	15,490,000	15,140,902
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M4 (b)	3.000%	05/25/34	15,000,000	14,396,170
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M3 (b)(d)	3.000%	05/25/34	4,500,000	4,337,867
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M1 (b)	3.000%	05/25/34	7,850,000	7,651,033
Cascade Funding Mortgage Trust, Series 2024-HB13, Class A (b)	3.000%	05/25/34	9,504,005	9,404,489
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M2 (b)	3.000%	05/25/34	4,500,000	4,376,266
Cascade Funding Mortgage Trust, Series 2024-HB14, Class M4 (b)	3.000%	06/25/34	8,500,000	8,109,422
Cascade Funding Mortgage Trust, Series 2024-HB14, Class M1 (b)	3.000%	06/25/34	7,500,000	7,287,230
Cascade Funding Mortgage Trust, Series 2024-HB14, Class A (b)	3.000%	06/25/34	15,980,749	15,789,937
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M2 (b)	4.000%	08/25/34	5,750,000	5,611,627
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M4 (b)	4.000%	08/25/34	6,000,000	5,733,064
Cascade Funding Mortgage Trust, Series 2022-AB2, Class M3 (b)	2.000%	02/25/52	5,156,133	4,945,929
Cascade Funding Mortgage Trust, Series 2022-AB2, Class M2 (b)	2.000%	02/25/52	4,342,007	4,188,753
Ocwen Loan Investment Trust, Series 2023-HB1, Class M3 (b)(d)	3.000%	06/25/36	9,000,000	8,939,435

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 87.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
HECM - 6.4% (Continued)
Ocwen Loan Investment Trust, Series 2024-HB1, Class A (b)	3.000%	02/25/37	$2,972,106	$2,930,427
Ocwen Loan Investment Trust, Series 2024-HB1, Class M1 (b)	3.000%	02/25/37	2,500,000	2,440,125
Ocwen Loan Investment Trust, Series 2024-HB1, Class M4 (b)	3.000%	02/25/37	5,700,000	5,398,662
Ocwen Loan Investment Trust, Series 2025-HB2, Class A (b)	3.000%	11/25/38	10,655,589	10,387,311
Ocwen Loan Investment Trust, Series 2025-HB2, Class M2 (b)	3.000%	11/25/38	6,750,000	6,260,527
Ocwen Loan Investment Trust, Series 2025-HB2, Class M4 (b)	3.000%	11/25/38	13,200,000	11,007,733
Ocwen Loan Investment Trust, Series 2026-HB1, Class A (b)	3.000%	03/25/39	25,000,000	24,213,600
Ocwen Loan Investment Trust, Series 2026-HB1, Class M3 (b)(d)	3.000%	03/25/39	9,000,000	8,125,721
Onity Loan Investment Trust, Series 2024-HB2, Class M4 (b)	5.000%	08/25/37	3,650,000	3,490,126
Onity Loan Investment Trust, Series 2025-HB1, Class M4 (b)	3.000%	06/25/38	2,500,000	2,176,556
Onity Loan Investment Trust, Series 2025-HB1, Class A (b)	3.000%	06/25/38	8,726,168	8,552,918
RMF Buyout Issuance Trust, Series 2021-HB1, Class M3 (b)	3.690%	11/25/31	3,000,000	2,865,862
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4 (b)	4.704%	11/25/31	6,850,000	6,507,897
RMF Buyout Issuance Trust, Series 2020-HB1, Class AB (b)	1.744%	10/25/50	2,336,321	2,184,132
RMF Buyout Issuance Trust, Series 2020-HB1, Class M2 (b)	3.630%	10/25/50	1,000,000	865,885
RMF Proprietary Issuance Trust, Series 2021-2, Class A (b)	2.125%	09/25/61	11,831,482	11,272,201
RMF Proprietary Issuance Trust, Series 2021-2, Class M2 (b)	2.125%	09/25/61	2,750,147	2,503,654

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 87.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
HECM - 6.4% (Continued)
RMF Proprietary Issuance Trust, Series 2022-1, Class A (b)	3.000%	01/25/62	$2,686,172	$2,571,180
RMF Proprietary Issuance Trust, Series 2022-2, Class A (b)	3.750%	06/25/62	7,288,537	6,912,206
RMF Proprietary Issuance Trust, Series 2022-2, Class M1 (b)	3.750%	06/25/62	3,400,000	3,166,062
RMF Proprietary Issuance Trust, Series 2022-2, Class M3 (b)	3.750%	06/25/62	2,600,000	2,352,236
RMF Proprietary Issuance Trust, Series 2022-3, Class M1 (b)	4.000%	08/25/62	5,900,000	5,607,554
RMF Proprietary Issuance Trust, Series 2022-3, Class M3 (b)	4.000%	08/25/62	5,800,000	5,292,647
RMF Proprietary Issuance Trust II, Series 2022-1, Class M1 (b)	3.000%	01/25/62	1,600,000	1,499,519
RMF Proprietary Issuance Trust III, Series 2022-1, Class M2 (b)	3.000%	01/25/62	4,000,000	3,685,281
				327,602,577
Hospitality - 1.4%
BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class B (1* TSFR1M + 255) (b)(d)	6.224%	08/15/42	7,400,000	7,400,108
BX Trust, Series 2026-CSMO, Class A (1* TSFR1M + 140) (b)(d)	5.060%	02/15/42	7,850,000	7,849,962
FS Trust, Series 2026-HULA, Class A (1* TSFR1M + 145) (b)(d)	5.120%	03/15/41	32,000,000	31,989,990
Hawaii Hotel Trust, Series 2025-MAUI, Class A (1* TSFR1M + 139) (b)(d)	5.065%	03/15/42	12,667,500	12,659,583
INTOWN Mortgage Trust, Series 2025-STAY, Class D (1* TSFR1M + 285) (b)(d)	6.523%	03/15/42	5,620,000	5,605,950
MCR Mortgage Trust, Series 2024-TWA, Class D (b)	7.402%	06/12/39	9,000,000	9,045,195
				74,550,788
Industrial - 1.1%
BX Commercial Mortgage Trust, Series 2025-VLT6, Class D (1* TSFR1M + 259) (b)(d)	6.264%	03/15/30	8,900,000	8,799,875

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 87.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Industrial - 1.1% (Continued)
BX Commercial Mortgage Trust, Series 2025-VLT6, Class C (1* TSFR1M + 219) (b)(d)	5.865%	03/15/42	$5,750,000	$5,692,500
BX Trust, Series 2025-VLT7, Class D (1* TSFR1M + 325) (b)(d)	6.930%	07/15/27	14,450,000	14,341,625
BX Trust, Series VOLT-2025, Class A (1* SOFR30A + 2) (b)(d)	5.700%	12/15/44	25,800,000	25,719,375
				54,553,375
Laboratory - 3.0%
BX Commercial Mortgage Trust, Series 2024-BIO2, Class D (b)(d)	7.713%	08/13/41	14,750,000	14,234,198
Commercial Mortgage Trust, Series 2020-CX, Class B (b)	2.446%	11/10/46	2,950,000	2,438,328
Life Financial Services Trust, Series 2021-BMR, Class D (1* TSFR1M + 151) (b)(d)	5.187%	03/15/38	18,981,900	17,653,167
Life Financial Services Trust, Series 2021-BMR, Class E (1* TSFR1M + 186) (b)(d)	5.537%	03/15/38	28,910,000	26,163,550
Life Financial Services Trust, Series 2021-BMR, Class F (1* TSFR1M + 246) (b)(d)	6.137%	03/15/38	14,195,300	12,530,191
Life Financial Services Trust, Series 2021-BMR, Class G (1* TSFR1M + 306) (b)(d)	6.736%	03/15/38	10,990,000	9,590,973
Life Financial Services Trust, Series 2022-BMR2, Class A1 (1* TSFR1M + 130) (b)(d)	4.968%	05/15/39	40,895,000	39,463,675
Life Financial Services Trust, Series 2022-BMR2, Class B (1* TSFR1M + 179) (b)(d)	5.466%	05/15/39	11,000,000	10,092,500
Life Financial Services Trust, Series 2022-BMR2, Class C (1* TSFR1M + 209) (b)(d)	5.766%	05/15/39	16,750,000	14,907,500
Life Financial Services Trust, Series 2022-BMR2, Class D (1* TSFR1M + 254) (b)(d)	6.214%	05/15/39	5,715,000	4,686,300
				151,760,382
Multifamily - 5.4%
BX Commercial Mortgage Trust, Series 2024-AIRC, Class B (1* TSFR1M + 214) (b)(d)	5.813%	08/15/39	5,550,407	5,555,611
BX Commercial Mortgage Trust, Series 2024-AIRC, Class D (1* TSFR1M + 309) (b)(d)	6.762%	08/15/39	25,150,284	25,150,284

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 87.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily - 5.4% (Continued)
FREMF Mortgage Trust, Series 2019-KF62, Class B (1* SOFR + 205) (b)(d)	5.833%	04/25/26	$1,270,013	$1,270,395
FREMF Mortgage Trust, Series 2018-KF45, Class B (1* SOFR + 195) (b)(d)	5.744%	12/25/26	1,125,038	1,180,093
FREMF Mortgage Trust, Series 2018-KF43, Class B (1* SOFR + 215) (b)(d)	5.535%	01/25/28	2,254,710	2,194,927
FREMF Mortgage Trust, Series 2018-KF48, Class B (1* SOFR + 205) (b)(d)	5.844%	06/25/28	4,142,895	3,965,978
FREMF Mortgage Trust, Series 2018-KF50, Class B (1* SOFR + 190) (b)(d)	5.694%	07/25/28	2,503,081	2,419,838
FREMF Mortgage Trust, Series 2019-KF57, Class B (1* SOFR + 225) (b)(d)	6.044%	01/25/29	2,955,419	2,839,462
FREMF Mortgage Trust, Series 2019-KF59, Class B (1* SOFR + 235) (b)(d)	6.133%	02/25/29	2,045,713	1,970,625
FREMF Mortgage Trust, Series 2019-KF67, Class B (1* SOFR + 225) (b)(d)	6.033%	08/25/29	2,437,586	2,326,235
MultiFamily Connecticut Avenue, Series 2020-01, Class M-10 (b)(d)	7.526%	03/25/50	22,607,375	22,943,416
MultiFamily Connecticut Avenue, Series 2020-01, Class CE (1* SOFR + 750) (b)(d)	11.276%	03/25/50	14,063,000	14,522,049
MultiFamily Connecticut Avenue, Series 2024-01, Class M7 (1* SOFR30A + 275) (b)(d)	6.412%	07/25/54	20,410,151	20,638,828
MultiFamily Connecticut Avenue, Series 2025-01, Class M1 (1* SOFR30A + 240) (b)(d)	6.062%	05/25/55	18,336,064	18,606,769
MultiFamily Structured Credit Risk Notes, Series 2021-MN2, Class M2 (1* SOFR30A + 335) (b)(d)	7.212%	07/25/41	40,192,620	40,192,669
MultiFamily Structured Credit Risk Notes, Series 2021-MN2, Class B1 (1* SOFR30A + 550) (b)(d)	9.162%	07/25/41	16,504,000	16,504,102

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 87.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily - 5.4% (Continued)
MultiFamily Structured Credit Risk Notes, Series 2024-MN8, Class M1 (1* SOFR30A + 285) (b)(d)	6.512%	05/25/44	$6,240,363	$6,277,485
MultiFamily Structured Credit Risk Notes, Series 2024-MN9, Class M1 (1* SOFR30A + 245) (b)(d)	6.112%	10/25/44	9,502,804	9,581,088
MultiFamily Structured Credit Risk Notes, Series 2025-MN10, Class M-1 (1* SOFR30A + 205) (b)(d)	5.712%	02/25/45	14,594,248	14,466,163
MultiFamily Structured Credit Risk Notes, Series 2025-MN10, Class M-2 (1* SOFR30A + 285) (b)(d)	6.512%	02/25/45	10,250,000	10,300,298
MultiFamily Structured Credit Risk Notes, Series 2025-MN10, Class B1 (1* SOFR30A + 495) (b)(d)	8.612%	02/25/45	4,010,000	4,058,871
MultiFamily Structured Credit Risk Notes, Series 2025-MN12, Class M1 (b)	5.412%	11/25/45	19,936,736	19,922,500
MultiFamily Structured Credit Risk Notes, Series 2021-MN1, Class M-1 (1* SOFR + 200) (b)(d)	5.662%	01/25/51	1,862,058	1,858,724
MultiFamily Structured Credit Risk Notes, Series 2021-MN3, Class M-1 (1* SOFR + 230) (b)(d)	5.962%	11/25/51	6,715,891	6,720,886
MultiFamily Structured Credit Risk Notes, Series 2021-MN3, Class B1 (1* SOFR + 685) (b)(d)	10.512%	11/25/51	13,500,000	14,282,461
MultiFamily Structured Credit Risk Notes, Series 2022-MN4, Class M-1 (1* SOFR + 425) (b)(d)	7.912%	05/25/52	8,199,502	8,354,107
MultiFamily Structured Credit Risk Notes, Series 2022-MN4, Class M2 (1* SOFR30A + 650) (b)(d)	10.162%	05/25/52	1,650,000	1,813,588
				279,917,452

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 87.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non-Agency MBS 2.0 - 3.7%
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3 (1* SOFR + 155) (d)	5.212%	02/25/50	$1,768,330	$1,724,914
GS Mortgage-Backed Securities Trust, Series 2026-R1, Class A1 (b)	5.534%	04/25/63	20,000,000	20,032,432
GS Mortgage-Backed Securities Trust, Series 2026-R1, Class A3 (b)	5.937%	04/25/63	11,500,000	11,519,501
GS Mortgage-Backed Securities Trust, Series 2025-DSC1, Class A1 (b)	4.974%	06/25/65	18,423,151	18,326,192
GS Mortgage-Backed Securities Trust, Series 2025-NQM5, Class A1 (b)	5.013%	07/25/65	13,161,812	13,091,053
GS Mortgage-Backed Securities Trust, Series 2025-DSC2, Class A1 (b)	5.148%	01/25/66	14,207,134	14,165,702
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (1* SOFR + 130) (b)(d)	4.962%	03/25/51	3,459,544	3,452,777
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (1* SOFR + 180) (b)(d)	5.462%	03/25/51	1,142,717	1,137,017
Redwood Funding Trust, Series 2025-RR1, Class A1 (b)	6.767%	06/27/28	31,342,638	31,360,158
Redwood Funding Trust, Series 2025-2, Class A (b)	7.112%	05/27/55	2,791,544	2,791,647
Redwood Funding Trust, Series 2026-1, Class A (b)	5.934%	09/27/56	19,640,458	19,630,952
Redwood Funding Trust, Series 2025-3, Class A (b)	6.231%	12/27/56	16,021,412	16,025,481
Redwood Funding Trust, Series 2025-3, Class B (b)	7.749%	12/27/56	4,275,000	4,293,220
REMIC Funding Trust, Series 2024-2, Class A1 (b)	7.112%	09/27/28	23,339,433	23,244,278
REMIC Funding Trust, Series 2024-2, Class A2 (b)	8.806%	09/27/28	7,438,848	7,400,404
				188,195,728
Non-Performing Loan - 1.1%
Builders Capital Loan Acquisition Trust, Series 2024-NPL1, Class A1-B (b)	8.996%	11/25/29	10,000,000	9,945,123

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 87.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non-Performing Loan - 1.1% (Continued)
Saluda Grade Alternative Mortgage Trust, Series 2025-NPL1, Class A1 (b)	7.118%	01/25/30	$22,834,780	$22,960,326
Saluda Grade Alternative Mortgage Trust, Series 2022-NPL1, Class A2 (b)	9.047%	01/25/30	7,785,000	7,800,554
Saluda Grade Alternative Mortgage Trust, Series 2025-NPL2, Class A1 (b)	7.774%	05/25/30	15,757,634	15,876,699
				56,582,702
Non-QM - 2.4%
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A3 (d)	6.409%	08/25/34	3,021	2,993
COLT Funding, LLC, Series 2024-7, Class A1 (b)	5.538%	12/26/69	7,237,845	7,260,994
COLT Funding, LLC, Series 2025-6, Class A1 (b)	5.529%	08/25/70	26,995,579	27,105,087
GCAT, Series 2023-NQM4, Class A1 (b)	4.250%	05/25/67	14,166,383	13,359,361
GS Mortgage-Backed Securities Trust, Series 2025-NQM4, Class A1 (b)	5.006%	10/25/65	41,446,723	41,288,007
GS Mortgage-Bakced Securities Trust, Series 2025-NQM2, Class A1 (b)	5.648%	06/25/65	18,907,427	19,012,161
Verus Securitization Trust, Series 2026-2, Class A1 (b)	4.590%	02/25/71	14,898,723	14,752,143
				122,780,746
Office - 1.9%
Banc of America Merrill Lynch Commercial Mortgage, Series 2020-BOC, Class A (b)	2.627%	01/15/32	6,100,000	5,536,909
Banc of America Merrill Lynch Commercial Mortgage, Series 2020-BOC, Class D (b)(e)	3.289%	01/15/32	9,000,000	5,310,000
COLEM Mortgage Trust, Series 2022-HLNE, Class B (b)	2.461%	04/12/42	4,800,000	4,467,456
COLEM Mortgage Trust, Series 2022-HLNE, Class D (b)	2.461%	04/12/42	3,360,000	2,908,820
Drop Mortgage Trust, Series 2021-FILE, Class A (1* TSFR1M + 126) (b)(d)	4.937%	10/15/43	13,425,000	13,357,875
Drop Mortgage Trust, Series 2021-FILE, Class B (1* TSFR1M + 181) (b)(d)	5.487%	10/15/43	19,400,000	19,254,500

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 87.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Office - 1.9% (Continued)
JP Morgan Chase Commercial Mortgage Trust, Series 2025-BMS, Class A (1* TSFR1M + 160) (b)(d)	5.274%	01/15/42	$8,000,000	$7,980,000
JP Morgan Chase Commercial Mortgage Trust, Series 2025-BMS, Class C (1* TSFR1M + 240) (b)(d)	6.073%	01/15/42	4,680,000	4,668,300
JP Morgan Chase Commercial Mortgage Trust, Series 2025-BMS, Class D (1* TSFR1M + 315) (b)(d)	6.823%	01/15/42	9,200,000	9,153,364
NYT Mortgage Trust, Series 2019-NYT, Class D (1* TSFR1M + 230) (b)(d)	5.720%	12/15/35	2,000,000	1,870,010
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class B (b)	6.013%	09/15/40	6,500,000	6,422,172
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class C (b)	6.692%	09/15/40	12,500,000	12,337,546
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class D (b)	8.623%	09/15/40	4,285,000	4,248,560
				97,515,512
Residential Transition Loan - 6.5%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (b)	3.280%	12/31/26	1,749,571	1,331,861
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A2 (b)(e)	7.610%	12/31/26	90,966	3,389
Anchor Mortgage Trust, Series 2025-RTL1, Class A1 (b)	5.718%	05/25/40	9,400,000	9,389,047
Colony American Finance Ltd., Series 2026-R1, Class A1 (b)	6.773%	03/25/36	23,175,000	23,148,627
Colony American Finance Ltd., Series 2026-R1, Class A2 (b)	10.054%	03/25/36	2,085,000	2,080,897
Easy STG Mortgage Loan Trust, Series 2025-RTL1, Class A2 (b)	8.299%	05/25/40	5,450,000	5,504,366
Fidelis Mortgage Trust, Series 25-RTL1, Class A1 (b)	5.880%	02/27/40	26,000,000	26,139,006
Fidelis Mortgage Trust, Series 2025-RTL2, Class B (b)	8.400%	07/25/40	4,488,000	4,524,347

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 87.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Residential Transition Loan - 6.5% (Continued)
Homeward Opportunities Funding Trust, Series 2024-RRTL2, Class A1 (b)	5.989%	09/25/39	$20,477,881	$20,488,200
Homeward Opportunities Funding Trust, Series 2024-RRTL2, Class A-2 (b)	6.369%	09/25/39	7,000,000	7,002,814
LHOME Mortgage Trust, Series 2024-RTL2, Class A1 (b)	7.390%	03/25/29	26,500,000	26,521,855
LHOME Mortgage Trust, Series 2024-RTL2, Class M (b)	12.404%	03/25/29	1,800,000	1,812,983
LHOME Mortgage Trust, Series 2024-RTL3, Class A2 (b)	6.894%	05/25/29	30,000,000	30,133,989
LHOME Mortgage Trust, Series 2024-RTL3, Class M (b)	10.728%	05/25/29	1,750,000	1,773,898
LHOME Mortgage Trust, Series 2024-RTL4, Class A2 (b)	6.092%	07/25/39	9,500,000	9,530,874
LHOME Mortgage Trust, Series 2025-RTL1, Class A1 (b)	5.652%	01/25/40	34,000,000	34,113,812
LHOME Mortgage Trust, Series 2025-RTL1, Class M2 (b)	8.379%	01/25/40	3,750,000	3,813,591
LHOME Mortgage Trust, Series 2026-RTL1, Class A1 (b)	4.908%	01/25/41	6,500,000	6,475,087
LHOME Mortgage Trust, Series 2026-RTL1, Class A2 (b)	5.211%	01/25/41	6,000,000	5,968,975
ROC Mortgage Trust, Series 2025-RTL1, Class M2 (b)	8.539%	02/25/40	9,800,000	9,820,169
ROC Securities Trust, Series 2021-RTL1, Class A2 (b)	3.351%	08/25/26	2,398,837	2,396,037
ROC Securities Trust, Series 2021-RTL1, Class M (b)	5.682%	08/25/26	6,745,000	6,344,688
ROC Securities Trust, Series 2025-RTL1, Class A1 (b)	5.625%	02/25/40	25,000,000	25,060,983
ROC Securities Trust, Series 2025-RTL1, Class M1 (b)	6.990%	02/25/40	7,700,000	7,729,034
TVC Mortgage Trust, Series 2024-RRTL1, Class A1 (b)	5.545%	07/25/39	29,000,000	29,059,781

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 87.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Residential Transition Loan - 6.5% (Continued)
TVC Mortgage Trust, Series 2024-RRTL1, Class A2 (b)	5.956%	07/25/39	$5,400,000	$5,415,975
TVC Mortgage Trust, Series 2024-RRTL1, Class M2 (b)	9.398%	07/25/39	8,750,000	8,709,595
TVC Mortgage Trust, Series 2026-RRTL1, Class A1 (b)	4.964%	04/25/40	18,000,000	17,910,121
TVC Mortgage Trust, Series 2026-RRTL1, Class A2 (b)	5.315%	04/25/40	2,349,000	2,332,214
				334,536,215
Second Lien - 4.9%
Achieve Mortgage, Series 2024-HE2, Class A (b)	5.350%	10/25/39	10,538,993	10,556,411
Achieve Mortgage, Series 2025-HE1, Class A (b)	5.920%	03/25/55	11,572,479	11,710,580
HTAP Trust, Series 2024-1, Class A (b)	7.000%	04/25/37	10,098,869	10,108,150
HTAP Trust, Series 2024-2, Class A (b)	6.500%	04/25/42	39,651,716	39,336,882
Point Securitization Trust, Series 2023-1, Class A1 (b)	6.500%	11/25/53	5,504,994	5,509,485
Point Securitization Trust, Series 2024-1, Class A1 (b)	6.500%	06/25/54	6,267,415	6,265,575
Point Securitization Trust, Series 2025-1, Class A1 (b)	6.250%	06/25/55	5,878,307	5,877,363
Point Securitization Trust, Series 2025-2, Class A1 (b)	5.750%	09/25/55	14,766,952	14,550,834
Point Securitization Trust, Series 2025-2, Class B1 (b)	7.000%	09/25/55	4,800,000	4,185,344
Point Securitization Trust, Series 2026-1, Class A1 (b)	5.250%	02/25/56	13,500,000	13,154,130
Point Securitization Trust, Series 2026-1, Class B1 (b)	7.000%	02/25/56	1,900,000	1,646,835
Splitero Trust, Series 2025-1, Class A1 (b)	5.750%	12/25/55	7,800,000	7,661,435
Unlock HEA Trust, Series 2024-1, Class A (b)	7.000%	04/25/39	10,041,780	10,007,532
Unlock HEA Trust, Series 2024-2, Class A (b)	6.500%	10/25/39	17,597,779	17,550,397
Unlock HEA Trust, Series 2025-1, Class A (b)	6.750%	07/25/41	17,993,122	18,046,861
Unlock HEA Trust, Series 2025-2, Class A (b)	6.000%	11/25/41	3,485,192	3,451,235

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 87.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Second Lien - 4.9% (Continued)
Vista Point Securitization Trust, Series 2024-CES1, Class A1 (b)	6.676%	05/25/54	$3,765,439	$3,804,636
Vista Point Securitization Trust, Series 2024-CES2, Class A1 (b)	5.252%	10/25/54	12,865,423	12,838,189
Vista Point Securitization Trust, Series 2024-CES3, Class A1 (b)	5.679%	01/25/55	8,669,576	8,697,445
Vista Point Securitization Trust, Series 2026-CES1, Class A1 (b)	5.035%	02/25/56	27,561,178	27,295,651
Woodward Capital Management, Series 2023-CES2, Class A1A (b)(d)	6.808%	09/25/43	8,150,494	8,181,520
Woodward Capital Management, Series 2024-CES3, Class A1A (b)(d)	6.591%	05/25/44	9,256,550	9,344,881
Woodward Capital Management, Series 2024-CES5, Class A1A (b)	5.846%	08/25/44	3,563,538	3,581,569
				253,362,940
Single Family Rental - 2.0%
Home Partners of America Trust, Series 2019-1, Class A (b)	2.908%	09/17/39	1,995,724	1,949,845
Home Partners of America Trust, Series 2019-1, Class B (b)	3.157%	09/17/39	2,431,357	2,378,737
Home Partners of America Trust, Series 2019-2, Class A (b)	2.703%	10/19/39	190,502	188,488
Progress Residential Trust, Series 2021-SFR3, Class E1 (b)	2.538%	05/17/26	625,000	622,500
Progress Residential Trust, Series 2024-SFR4, Class D (b)	3.400%	07/09/29	15,000,000	13,975,959
Progress Residential Trust, Series 2024-SFR4, Class E1 (b)	3.400%	07/09/29	12,500,000	11,555,018
Progress Residential Trust, Series 2024-SFR5, Class E1 (b)	3.375%	08/09/29	22,681,000	20,932,651
Progress Residential Trust, Series 2021-SFR5, Class A (b)	1.427%	07/17/38	412,713	409,055
Progress Residential Trust, Series 2021-SFR5, Class E1 (b)	2.209%	07/17/38	5,000,000	4,960,179

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 87.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Single Family Rental - 2.0% (Continued)
Progress Residential Trust, Series 2021-SFR8, Class E2 (b)	2.532%	10/17/38	$11,311,000	$11,149,957
Progress Residential Trust, Series 2024-SFR2, Class E1 (b)	3.400%	04/17/41	2,500,000	2,351,784
Progress Residential Trust, Series 2024-SFR3, Class D (b)	3.500%	06/17/41	11,500,000	10,898,526
Progress Residential Trust, Series 2025-SFR1, Class D (b)	3.650%	02/17/42	6,500,000	6,088,447
Tricon American Homes, Series 2020-SFR1, Class A (b)	1.499%	07/17/38	3,558,756	3,526,107
Tricon Residential, Series 2025-SFR1, Class C (1* TSFR1M + 160) (b)(d)	5.260%	03/17/30	5,650,000	5,644,482
Tricon Residential, Series 2025-SFR1, Class D (1* TSFR1M + 200) (b)(d)	5.660%	03/17/30	4,000,000	3,999,294
				100,631,029
Small Business - 2.5%
CPC Asset Securitization, LLC, Series 2025-1A, Class A (b)	5.780%	07/15/31	15,000,000	15,059,338
FORA Financial Asset Securitization, Series 2024-1A, Class D (b)	12.010%	08/15/29	4,000,000	4,015,614
FORA Financial Asset Securitization, Series 2024-1A, Class E (b)	15.510%	08/15/29	8,947,000	8,968,051
Kapitus Asset Securitization, LLC, Series 2024-4R, Class A (b)	5.490%	09/10/31	11,000,000	11,017,656
Kapitus Asset Securitization, LLC, Series 2024-1A, Class A (b)	5.490%	09/10/31	10,000,000	10,016,051
Kapitus Asset Securitization, LLC, Series 2024-4R, Class B (b)	5.690%	09/10/31	4,800,000	4,790,251
Kapitus Asset Securitization, LLC, Series 2024-4R, Class C (b)	7.150%	09/10/31	2,250,000	2,242,251
Kapitus Asset Securitization, LLC, Series 2024-4, Class C (b)	7.150%	09/10/31	2,000,000	1,993,112
Kapitus Asset Securitization, LLC, Series 2024-4R, Class D (b)	9.900%	09/10/31	6,220,000	6,190,270

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 87.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Small Business - 2.5% (Continued)
Mulligan Asset Securitization Loans, Series 2024-1, Class C NEW (b)	12.057%	10/15/31	$3,440,000	$3,481,477
Newtek Alternative Loan Program, Series 2024-1, Class A (b)	6.490%	12/27/49	12,273,057	12,335,876
Newtek Alternative Loan Program, Series 2024-1, Class B (b)	7.710%	12/27/49	3,681,917	3,725,560
Newtek Alternative Loan Program, Series 2026-1, Class A (b)	5.720%	06/26/51	11,722,944	11,682,564
Newtek Alternative Loan Program, Series 2026-1, Class B (b)	7.180%	06/26/51	1,824,583	1,833,626
Newtek Small Business Loan Trust, Series 2022-1, Class B (1* SOFR + 375) (b)(d)	7.000%	10/25/49	1,192,234	1,184,373
Newtek Small Business Loan Trust, Series 2023-1, Class B (1* Prime + 75) (b)(d)	7.500%	07/25/50	3,439,993	3,431,888
OnDeck Asset Securitization Trust, Series 2024-1A, Class B (b)	7.150%	06/17/31	6,350,000	6,374,259
OnDeck Asset Securitization Trust, Series 2024-2A, Class B (b)	5.420%	10/17/31	11,500,000	11,397,268
OnDeck Asset Securitization Trust, Series 2024-2A, Class C (b)	7.030%	10/17/31	2,350,000	2,342,425
RFS Asset Securitization II, LLC, Series 2024-1, Class D (b)	12.324%	07/15/31	3,250,000	3,291,438
RFS Asset Securitization II, LLC, Series 2024-1, Class E (b)	14.782%	07/15/31	5,565,000	5,595,463
				130,968,811
Student Loan - 0.6%
Ascent Career Funding Trust, Series 2024-1A, Class A (b)	6.770%	10/25/32	1,905,353	1,916,069
Ascent Career Funding Trust, Series 2024-1A, Class B (b)	9.730%	10/25/32	2,700,000	2,750,318
College Ave Student Loans, Series 2018-A, Class B (b)	4.750%	12/26/47	451,360	445,437
College Ave Student Loans, Series 2018-A, Class C (b)	5.500%	12/26/47	206,025	204,183

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 87.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan - 0.6% (Continued)
College Ave Student Loans, Series 2019-A, Class C (b)	4.460%	12/28/48	$1,522,886	$1,491,702
College Ave Student Loans, Series 2021-A, Class B (b)	2.320%	07/25/51	987,255	915,745
College Ave Student Loans, Series 2021-A, Class D (b)	4.120%	07/25/51	506,153	480,844
CommonBond Student Loan Trust, Series 2017-BGS, Class C (b)	4.440%	09/25/42	227,751	194,376
Laurel Road Prime Student Loan, Series 2019-A, Class BFX (b)	3.000%	10/25/48	1,476,148	1,463,023
Navient Refinance Loan Trust, Series 2026-A, Class A (b)	4.500%	01/18/56	20,000,000	19,774,604
Prodigy Finance, Series 2021-1A, Class A (1* TSFR1M + 136) (b)(d)	5.043%	07/25/51	311,951	311,198
				29,947,499
Unsecured Consumer - 11.6%
ACHV ABS Trust, Series 2023-3PL, Class D (b)	8.360%	08/19/30	775,407	776,209
ACHV ABS Trust, Series 2023-4CP, Class E (b)	10.500%	11/25/30	1,218,371	1,221,468
ACHV ABS Trust, Series 2024-1PL, Class D (b)	7.290%	04/25/31	11,510,035	11,629,619
ACHV ABS Trust, Series 2024-3AL, Class D (b)	6.750%	12/26/31	3,488,779	3,522,650
ACHV ABS Trust, Series 2024-3AL, Class E (b)	7.000%	12/26/31	5,761,108	5,766,540
Affirm, Inc., Series 2025-X1, Class D (b)	6.110%	04/15/30	10,000,000	10,043,853
AMCR ABS Trust, Series 2023-1, Class B (b)	8.700%	01/21/31	456,925	457,512
AMCR ABS Trust, Series 2024-A, Class A (b)	6.260%	08/18/31	115,432	115,474
AMCR ABS Trust, Series 2024-A, Class B (b)	6.970%	08/18/31	5,000,000	5,025,058
AMCR ABS Trust, Series 2024-A, Class C (b)	11.250%	08/18/31	6,000,000	6,224,068
AMCR ABS Trust, Series 2026-A, Class A (b)	5.580%	05/18/33	9,200,000	9,211,518
AMCR ABS Trust, Series 2026-A, Class C (b)	10.640%	05/18/33	1,750,000	1,768,569
Avant Loans Funding Trust, Series 2026-REV1, Class C (b)	5.250%	05/15/36	10,000,000	9,896,694
Avant Loans Funding Trust, Series 2026-REV1, Class F (b)	10.750%	05/15/36	1,870,000	1,872,716
Bankers Healthcare Group Securitization Trust, Series 2023-B, Class C (b)	8.150%	12/17/36	3,500,000	3,602,952

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 87.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 11.6% (Continued)
Cherry Securitization Trust, Series 2024-1A, Class A (b)	5.700%	04/15/32	$14,520,000	$14,581,254
Cherry Securitization Trust, Series 2024-1A, Class D (b)	12.280%	04/15/32	11,390,000	11,537,757
Cherry Securitization Trust, Series 2025-1A, Class A (b)	6.130%	11/15/32	18,200,000	18,377,878
Cherry Securitization Trust, Series 2025-1A, Class D (b)	12.690%	11/15/32	14,000,000	14,321,955
Freedom Financial Trust, Series 2022-3FP, Class D (b)	7.360%	08/20/29	1,353,083	1,355,528
Freedom Financial Trust, Series 2022-4FP, Class D (b)	7.400%	12/18/29	1,803,137	1,804,936
LendingPoint Asset Securitization, Series 2022-C, Class C (b)	8.680%	02/15/30	1,844,366	1,841,656
LendingPoint Asset Securitization, Series 2022-C, Class D (b)	10.730%	02/15/30	4,920,000	926,400
Lendmark Funding Trust, Series 2020-2, Class B (b)	3.540%	04/21/31	2,000,000	1,960,873
Lendmark Funding Trust, Series 2020-2A, Class C (b)	4.690%	04/21/31	1,000,000	982,426
Lendmark Funding Trust, Series 2025-2A, Class D (b)	5.980%	10/20/34	10,400,000	10,409,401
Mariner Finance Issuance Trust, Series 2021-AA, Class D (b)	4.340%	03/20/36	1,850,000	1,786,134
Mariner Finance Issuance Trust, Series 2024-AA, Class B (b)	5.680%	09/22/36	4,000,000	4,042,121
Mariner Finance Issuance Trust, Series 2024-AA, Class C (b)	6.000%	09/22/36	3,000,000	3,041,651
Oportun Funding, LLC, Series 2024-3, Class D (b)	9.600%	08/15/29	8,300,000	8,408,669
Oportun Funding, LLC, Series 2021-B, Class A (b)	1.470%	05/08/31	816,411	802,596
Oportun Funding, LLC, Series 2021-B, Class D (b)	5.410%	05/08/31	1,640,320	1,629,658

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 87.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 11.6% (Continued)
Oportun Funding, LLC, Series 2021-C, Class A (b)	2.180%	10/08/31	$4,479,244	$4,418,801
Oportun Funding, LLC, Series 2021-C, Class B (b)	2.670%	10/08/31	3,327,438	3,280,820
Oportun Funding, LLC, Series 2021-C, Class C (b)	3.610%	10/08/31	2,175,633	2,151,292
Oportun Funding, LLC, Series 2021-C, Class D (b)	5.570%	10/08/31	1,606,129	1,590,666
Oportun Funding, LLC, Series 2024-2, Class D (b)	10.470%	02/09/32	8,000,000	8,162,314
Oportun Funding, LLC, Series 2025-1, Class B (b)	5.240%	08/16/32	3,122,000	3,125,976
Oportun Funding, LLC, Series 2025-1, Class D (b)	8.270%	08/16/32	4,500,000	4,506,171
Oportun Funding, LLC, Series 2025-D, Class C (b)	5.800%	02/08/33	2,425,000	2,427,207
Oportun Funding, LLC, Series 2025-D, Class D (b)	6.970%	02/08/33	24,555,000	24,779,334
Oportun Funding, LLC, Series 2025-D, Class E (b)	10.820%	02/08/33	13,000,000	13,035,874
Oportun Funding, LLC, Series 2025-B, Class E (b)	9.400%	05/09/33	7,250,000	7,302,135
Oportun Funding, LLC, Series 2025-C, Class D (b)	5.910%	07/08/33	13,900,000	13,858,461
Pagaya AI Debt Selection Trust, Series 2024-2, Class A (b)	6.319%	08/15/31	1,033,551	1,034,136
Pagaya AI Debt Selection Trust, Series 2024-2, Class B (b)	6.611%	08/15/31	4,138,325	4,139,103
Pagaya AI Debt Selection Trust, Series 2024-2, Class C (b)	7.573%	08/15/31	5,295,629	5,300,009
Pagaya AI Debt Selection Trust, Series 2024-3, Class C (b)	7.297%	10/15/31	3,044,391	3,045,362
Pagaya AI Debt Selection Trust, Series 2025-R1, Class E (b)	12.105%	06/15/32	281,463	284,999

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 87.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 11.6% (Continued)
Pagaya AI Debt Selection Trust, Series 2025-1, Class D (b)	6.282%	07/15/32	$7,069,036	$7,080,952
Pagaya AI Debt Selection Trust, Series 2024-11, Class D (b)	6.307%	07/15/32	10,058,676	10,110,594
Pagaya AI Debt Selection Trust, Series 2025-3, Class E (b)	12.626%	12/15/32	6,059,444	6,163,278
Pagaya AI Debt Selection Trust, Series 2025-4, Class C (b)	6.146%	01/17/33	12,999,538	13,103,537
Pagaya AI Debt Selection Trust, Series 2025-4, Class D (b)	6.572%	01/17/33	6,899,755	6,927,216
Pagaya AI Debt Selection Trust, Series 2025-5, Class B (b)	5.440%	03/15/33	24,499,053	24,537,561
Pagaya AI Debt Selection Trust, Series 2025-6, Class B (b)	4.883%	04/15/33	16,273,500	16,153,324
Pagaya AI Debt Selection Trust, Series 2025-7, Class B (b)	5.064%	05/15/33	15,697,200	15,604,846
Pagaya AI Debt Selection Trust, Series 2025-8, Class B (b)	5.409%	07/15/33	24,300,000	24,216,347
Pagaya AI Debt Selection Trust, Series 2026-1, Class B (b)	5.370%	09/15/33	40,000,000	39,897,956
Pagaya AI Debt Selection Trust, Series 2026-1, Class E (b)	9.232%	09/15/33	8,500,000	8,493,708
Pagaya Point of Sale Holdings, Series 2025-1, Class A (b)	5.715%	01/20/34	14,400,000	14,450,648
Pagaya Point of Sale Holdings, Series 2025-1, Class E (b)	11.276%	01/20/34	2,650,000	2,704,992
Pagaya Point of Sale Holdings, Series 2025-1, Class F (b)	12.000%	01/20/34	2,600,000	2,505,616
Pagaya Point of Sale Holdings Grantor Trust, Series 2025-2, Class C (b)	5.506%	07/20/33	4,375,000	4,372,331
Prosper Marketplace Issuance Trust, Series 2023-1, Class D (b)	11.240%	07/16/29	1,785,382	1,799,465
Reach Financial, LLC, Series 2024-1A, Class B (b)	6.290%	02/18/31	2,141,985	2,154,262

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 87.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 11.6% (Continued)
Reach Financial, LLC, Series 2024-1A, Class C (b)	6.900%	02/18/31	$3,450,000	$3,514,348
Reach Financial, LLC, Series 2023-1A, Class C (b)	8.450%	02/18/31	7,746,923	7,810,216
Reach Financial, LLC, Series 2024-2A, Class C (b)	6.130%	07/15/31	3,000,000	3,039,260
Reach Financial, LLC, Series 2025-1A, Class B (b)	5.340%	08/16/32	5,700,000	5,743,197
Reach Financial, LLC, Series 2025-1A, Class C (b)	5.990%	08/16/32	2,500,000	2,529,665
RKTL, Series 26-1A, Class D (b)	5.210%	02/26/35	10,548,000	10,409,357
Upgrade Master Pass-Thru Trust, Series 2025-ST2, Class NT (b)	6.110%	06/15/32	11,636,947	11,724,778
Upgrade Master Pass-Thru Trust, Series 2025-ST5, Class A (b)	4.794%	09/15/32	6,995,078	7,001,496
Upgrade Master Pass-Thru Trust, Series 2025-ST5, Class B (b)	5.254%	09/15/32	9,250,000	9,237,101
Upgrade Master Pass-Thru Trust, Series 2025-ST5, Class C (b)	5.923%	09/15/32	19,300,000	19,245,879
Upgrade Master Pass-Thru Trust, Series 2025-ST7, Class B (b)	4.979%	11/15/32	11,856,000	11,850,215
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class C (b)	5.130%	03/15/34	10,000,000	9,917,050
Upgrade Receivables Trust, Series 2024-1A, Class C (b)	6.470%	01/15/31	8,875,000	8,912,741
Upstart Pass-Through Trust, Series 2022-ST3, Class A (b)	4.300%	05/20/30	1,977,657	1,972,823
Upstart Securitization Trust, Series 2025-3, Class C (b)	5.430%	09/20/35	10,300,000	10,250,567

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 87.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 11.6% (Continued)
Upstart Structured Pass-Through Trust, Series 2022-2A, Class A (b)	4.250%	06/17/30	$363,912	$363,037
				595,186,816

Total Securitized (Cost $4,499,523,866)				$4,508,521,127

Treasury - 4.3%	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Inflation-Protected Notes	0.125%	04/15/26	$12,336,300	$12,344,164
U.S. Treasury Notes	3.625%	05/15/26	15,000,000	14,996,748
U.S. Treasury Notes	3.750%	08/31/26	25,000,000	24,996,055
U.S. Treasury Notes	4.375%	12/15/26	15,000,000	15,064,307
U.S. Treasury Notes	2.250%	02/15/27	10,000,000	9,870,203
U.S. Treasury Notes (a)	4.500%	05/15/27	20,000,000	20,146,875
U.S. Treasury Notes (a)	2.250%	08/15/27	50,000,000	48,945,313
U.S. Treasury Notes	3.875%	10/15/27	20,000,000	20,012,500
U.S. Treasury Notes	1.250%	09/30/28	40,000,000	37,565,625
U.S. Treasury Notes	3.875%	11/30/29	20,000,000	19,995,312
Total Treasury (Cost $223,992,584)				$223,937,102

Registered Investment Companies - 4.2%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 3.60% (g)	211,459,778	$211,459,778
State Street Navigator Securities Lending Portfolio I, 3.39% (g)(h)	5,751,648	5,751,648
Total Registered Investment Companies (Cost $217,211,426)		$217,211,426

Total Investment Securities - 99.8% (Cost $5,125,868,004)		$5,134,251,057

Other Assets in Excess of Liabilities - 0.2%		7,927,559

Net Assets - 100.0%		$5,142,178,616

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2026 was $43,152,346.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of March 31, 2026 was $3,907,412,285, representing 76.0% of net assets.
(c)	Percentage rounds to less than 0.1%.
(d)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2026. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.
(e)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of March 31, 2026 was $ 20,602,645 representing 0.4% of net assets.
(f)	Non-income producing security - security in default.
(g)	The rate shown is the 7-day effective yield as of March 31, 2026.
(h)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $38,723,071.

H15T1Y - U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year

IO - Interest Only

NA - National Association

plc - Public Limited Company

PO - Principal Only

Prime - Short-term interest rate in the banking system of the U.S.

SOFR - Secured Overnight Financing Rate

TSFR - CME Term SOFR

Diamond Hill Securitized Total Return Fund

Schedule of Investments

March 31, 2026 (Unaudited)

Securitized - 94.7%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 4.2%
ACHD Trust, Series 2025-DS1, Class A (a)	5.978%	01/09/34	$63,132	$63,228
AMDR ABS Trust, Series 2025-1A, Class A (a)	6.378%	12/19/33	44,080	44,199
GoodGreen Trust, Series 2017-1A, Class A (a)	3.740%	10/15/52	112,712	104,610
GoodLeap Sustainable Home Improvement Loan Trust, Series 2024-1, Class A (a)	6.250%	06/20/57	169,615	163,450
Mosaic Solar Loans, LLC, Series 2018-2GS, Class A (a)	4.200%	02/22/44	252,349	235,633
OHS Issuer, LLC, Series 2026-1, Class A2 (a)	5.750%	01/15/61	99,917	97,961
Redaptive EAAS Issuer, LLC, Series 2025-1, Class A (a)	5.940%	03/25/42	94,519	94,309
Service Experts Issuer, Series 2025-1A, Class B (a)	7.620%	01/20/37	350,000	350,324
US Bank NA, Series 2025-SUP2, Class E (1* SOFR30A + 370) (a)(b)	7.362%	09/25/32	205,639	206,087
				1,359,801
Agency MBS CMO - 49.5%
FHLMC, Series 4434, Class HZ	3.000%	06/15/37	625,848	519,490
FHLMC, Series 4045, Class PE	3.500%	05/15/42	410,000	369,880
FHLMC, Series 4161, Class LM	2.500%	08/15/42	81,042	69,318
FHLMC, Series 4158, Class CA	1.500%	12/15/42	159,974	139,275
FHLMC, Series 4152, Class GW	2.500%	01/15/43	877,077	709,432
FHLMC, Series 4210, Class Z	3.000%	05/15/43	156,092	130,873
FHLMC, Series 4425, Class TA	2.000%	01/15/45	1,219,834	1,049,137
FHLMC, Series 5151, Class WN	2.000%	10/25/50	368,340	212,568
FHLMC, Series 5071, Class ZT	1.500%	02/25/51	1,624,661	686,398
FHLMC, Series 5131, Class JL	1.000%	08/25/51	590,092	445,540
FNMA, Series 2020-44, Class EG	2.000%	09/25/42	1,073,244	923,057
FNMA, Series 2012-103, Class ZP	3.000%	09/25/42	1,353,266	1,053,800
FNMA, Series 2012-152, Class TC	2.500%	01/25/43	257,000	201,804
FNMA, Series 2017-87, Class EA	3.000%	04/25/44	1,629,493	1,489,316
FNMA, Series 2016-61, Class ML	3.000%	09/25/46	400,000	338,171
FNMA, Series 2017-48, Class LH	2.500%	05/25/47	282,079	248,396
FNMA, Series 2018-28, Class CA	3.000%	05/25/48	168,318	149,456
FNMA, Series 2018-95, Class B	3.500%	01/25/49	1,827,879	1,655,287
FNMA, Series 2020-92, Class NB	1.000%	05/25/50	366,229	277,634

Diamond Hill Securitized Total Return Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 94.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 49.5% (Continued)
FNMA, Series 2021-6, Class KU	1.500%	02/25/51	$174,576	$99,767
FNMA, Series 2022-10, Class CK	2.250%	02/25/52	277,336	164,944
FNMA, Series 2019-22, Class BA	3.500%	12/25/58	496,757	467,571
GNMA, Series 2009-54, Class Z	6.000%	07/16/39	949,031	986,892
GNMA, Series 2012-97, Class CB	2.500%	08/16/42	743,383	621,401
GNMA, Series 2012-143, Class QD	1.500%	10/20/42	198,476	175,100
GNMA, Series 2012-129, Class PE	2.000%	11/16/42	250,000	201,309
GNMA, Series 2016-19, Class AC	3.000%	02/20/46	195,000	163,562
GNMA, Series 2020-123, Class EA	1.000%	08/20/50	455,331	252,654
GNMA, Series 2021-24, Class QD	1.250%	08/20/50	366,373	285,434
GNMA, Series 2020-123, Class PB	2.250%	08/20/50	486,428	397,369
GNMA, Series 2020-134, Class XL	1.000%	09/20/50	249,999	116,255
GNMA, Series 2020-138, Class NU	1.500%	09/20/50	272,252	151,150
GNMA, Series 2020-183, Class AY	2.000%	11/20/50	748,093	603,991
GNMA, Series 2021-87, Class DB	2.000%	05/20/51	668,374	575,609
				15,931,840
Agency MBS CMO Derivatives - 4.6%
FHLMC, Series 3616, Class S (IO) (-1* SOFR30A + 641) (b)	2.513%	12/15/39	670,621	58,164
FHLMC, Series 5092, Class KS (PO) (-1* SOFR30A + 330) (b)	0.000%	03/25/51	640,880	230,971
FNMA, Series 2012-128, Class SH (IO) (-1* SOFR + 400) (b)	0.224%	11/25/42	146,435	102,803
FNMA, Series 2012-133, Class WS (IO) (-.83* SOFR30A + 391) (b)	0.629%	12/25/42	134,430	80,538
GNMA, Series 2004-106, Class SJ (IO) (-5* TSFR1M + 39) (b)	8.565%	12/16/34	71,442	70,847
GNMA, Series 2011-7, Class LS (IO) (b)	2.301%	12/20/40	889,038	755,321
GNMA, Series 2022-90, Class US (PO) (-2.5* SOFR30A + 900) (b)	0.000%	02/20/52	247,825	170,205
				1,468,849
Agency MBS Passthrough - 3.2%
FHLMC, Pool #SD2217	6.000%	01/01/53	360,122	367,750
GNMA, Series 2020-16, Class MD	2.750%	02/20/50	616,743	509,640

Diamond Hill Securitized Total Return Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 94.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS Passthrough - 3.2% (Continued)
GNMA, Pool #MA9367	8.000%	12/20/53	$141,748	$146,223
				1,023,613
Auto Loan - 2.9%
First Help Financial, LLC, Series 23-1A, Class A2 (a)	6.570%	06/15/28	43,823	43,975
First Help Financial, LLC, Series 2023-1A, Class B (a)	6.770%	05/15/29	125,000	125,784
Huntington National Bank (The), Series 2025-2, Class B1 (a)	4.835%	09/20/33	80,035	80,171
Lendbuzz Securitization Trust, Series 2026-1A, Class D (a)	6.860%	02/15/33	90,940	91,600
Merchants Fleet Funding, LLC, Series 2025-1A, Class D (a)	5.760%	01/20/39	100,000	99,959
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class D (a)	6.012%	06/26/34	100,000	99,901
Research-Driven Pagaya Motor Asset Trust I, Series 26-R1A, Class D (a)	7.720%	07/25/35	100,000	98,333
Veros Auto Receivables Trust, Series 2026-1, Class C (a)	5.220%	07/15/31	100,000	100,164
Western Funding Auto Loan Trust, Series 2025-1, Class D (a)	5.790%	01/15/36	200,000	201,864
				941,751
CRE/CLO - 1.1%
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class C (1* TSFR1M + 369) (a)(b)	7.362%	01/18/41	270,000	270,016
Arbor Realty Commercial Real Estate Notes, Series 2025-FL1, Class C (1* TSFR1M + 269) (a)(b)	6.368%	08/20/42	100,000	99,922
				369,938
Equipment - 0.7%
MMP Capital, LLC, Series 2025-A, Class A (a)	5.360%	12/15/31	83,050	83,627
NMEF Funding, LLC, Series 2022-B, Class C (a)	8.540%	06/15/29	150,000	151,727
				235,354

Diamond Hill Securitized Total Return Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 94.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
HECM - 8.3%
Boston Lending Trust, Series 2022-3, Class A (a)	3.500%	07/25/62	$95,770	$93,967
Brean Asset Backed Securities Trust, Series 2025-RM12, Class A2 (a)	4.500%	07/25/65	250,543	237,147
Brean Asset Backed Securities Trust, Series 2025-RM12, Class M3 (a)	4.500%	07/25/65	128,719	105,608
Brean Asset Backed Securities Trust, Series 2025-RM13, Class M3 (a)	4.250%	10/25/65	101,807	83,431
Brean Asset Backed Securities Trust, Series 2026-RM14, Class M2 (a)	4.250%	01/25/66	100,745	84,021
Brean Asset Backed Securities Trust, Series 2026-RM14, Class M3 (a)	4.250%	01/25/66	100,745	81,156
MOO Securitization Trust, Series 2026-RM1, Class M3 (a)(b)	4.500%	03/25/66	100,000	83,162
Ocwen Loan Investment Trust, Series 2025-HB2, Class M3 (a)	3.000%	11/25/38	200,000	182,543
Onity Loan Investment Trust, Series 2024-HB2, Class M3 (a)	5.000%	08/25/37	100,000	97,306
Onity Loan Investment Trust, Series 2025-HB1, Class A (a)	3.000%	06/25/38	134,941	132,262
Onity Loan Investment Trust, Series 2025-HB1, Class M4 (a)	3.000%	06/25/38	500,000	435,311
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4 (a)	4.704%	11/25/31	920,000	874,053
RMF Proprietary Issuance Trust II, Series 2022-1, Class M1 (a)	3.000%	01/25/62	200,000	187,440
				2,677,407
Hospitality - 0.3%
BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class B (1* TSFR1M + 255) (a)(b)	6.224%	08/15/42	100,000	100,001

Diamond Hill Securitized Total Return Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 94.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Industrial - 0.6%
BX Trust, Series VOLT-2025, Class A (1* SOFR30A + 2) (a)(b)	5.700%	12/15/44	$200,000	$199,375

Laboratory - 2.5%
Commercial Mortgage Trust, Series 2020-CX, Class B (a)	2.446%	11/10/46	200,000	165,310
Life Financial Services Trust, Series 2021-BMR, Class D (1* TSFR1M + 151) (a)(b)	5.187%	03/15/38	143,500	133,455
Life Financial Services Trust, Series 2021-BMR, Class F (1* TSFR1M + 246) (a)(b)	6.137%	03/15/38	94,500	83,415
Life Financial Services Trust, Series 2022-BMR2, Class A1 (1* TSFR1M + 130) (a)(b)	4.968%	05/15/39	250,000	241,250
Life Financial Services Trust, Series 2022-BMR2, Class C (1* TSFR1M + 209) (a)(b)	5.766%	05/15/39	195,000	173,550
				796,980
Multifamily - 2.7%
BX Commercial Mortgage Trust, Series 2024-AIRC, Class D (1* TSFR1M + 309) (a)(b)	6.762%	08/15/39	173,450	173,450
MultiFamily Structured Credit Risk Notes, Series 2021-MN2, Class M2 (1* SOFR30A + 335) (a)(b)	7.212%	07/25/41	242,543	242,543
MultiFamily Structured Credit Risk Notes, Series 2025-MN10, Class M-1 (1* SOFR30A + 205) (a)(b)	5.712%	02/25/45	221,635	219,690
MultiFamily Structured Credit Risk Notes, Series 2021-MN3, Class M-1 (1* SOFR + 230) (a)(b)	5.962%	11/25/51	133,490	133,589
MultiFamily Structured Credit Risk Notes, Series 2022-MN4, Class M2 (1* SOFR30A + 650) (a)(b)	10.162%	05/25/52	100,000	109,914
				879,186
Non-Agency MBS 2.0 - 0.9%
JP Morgan Mortgage Trust, Series 2018-3, Class B5 (a)	3.698%	09/25/48	198,720	135,653

Diamond Hill Securitized Total Return Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 94.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non-Agency MBS 2.0 - 0.9% (Continued)
Redwood Funding Trust, Series 2025-3, Class B (a)	7.749%	12/27/56	$150,000	$150,639
				286,292
Office - 1.6%
Banc of America Merrill Lynch Commercial Mortgage, Series 2020-BOC, Class D (a)(c)	3.289%	01/15/32	125,000	73,750
NYT Mortgage Trust, Series 2019-NYT, Class C (1* TSFR1M + 200) (a)(b)	5.420%	12/15/35	200,000	193,501
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class D (a)	8.623%	09/15/40	250,000	247,874
				515,125
Residential Transition Loan - 2.3%
Colony American Finance Ltd., Series 2026-R1, Class A1 (a)	6.773%	03/25/36	100,000	99,886
Easy STG Mortgage Loan Trust, Series 2025-RTL1, Class A2 (a)	8.299%	05/25/40	100,000	100,998
Fidelis Mortgage Trust, Series 2025-RTL2, Class A2 (a)	6.060%	07/25/40	350,000	351,654
LHOME Mortgage Trust, Series 2025-RTL1, Class A2 (a)	5.952%	01/25/40	200,000	200,616
				753,154
Second Lien - 2.3%
Point Securitization Trust, Series 2023-1, Class A1 (a)	6.500%	11/25/53	267,103	267,321
Point Securitization Trust, Series 2024-1, Class A1 (a)	6.500%	06/25/54	289,265	289,180
Point Securitization Trust, Series 2026-1, Class A1 (a)	5.250%	02/25/56	125,000	121,798
Unlock HEA Trust, Series 2025-2, Class C (a)	6.000%	11/25/41	100,000	77,107
				755,406
Small Business - 1.4%
CPC Asset Securitization, LLC, Series 2025-1A, Class A (a)	5.780%	07/15/31	150,000	150,593
Kapitus Asset Securitization, LLC, Series 2024-4R, Class C (a)	7.150%	09/10/31	150,000	149,483

Diamond Hill Securitized Total Return Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 94.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Small Business - 1.4% (Continued)
Newtek Alternative Loan Program, Series 2026-1, Class B (a)	7.180%	06/26/51	$136,844	$137,522
				437,598
Student Loan - 0.4%
Bayview Opportunity Master Fund Trust, Series 2024-EDU1, Class D (a)	6.412%	06/25/47	111,296	112,680

Unsecured Consumer - 5.1%
ACHV ABS Trust, Series 2024-1PL, Class D (a)	7.290%	04/25/31	68,220	68,929
Cherry Securitization Trust, Series 2025-1A, Class A (a)	6.130%	11/15/32	300,000	302,932
Lendmark Funding Trust, Series 2025-2A, Class D (a)	5.980%	10/20/34	220,000	220,199
Oportun Funding, LLC, Series 2025-D, Class D (a)	6.970%	02/08/33	145,000	146,325
Oportun Funding, LLC, Series 2025-C, Class D (a)	5.910%	07/08/33	100,000	99,701
Pagaya AI Debt Selection Trust, Series 2025-5, Class B (a)	5.440%	03/15/33	149,994	150,230
Pagaya AI Debt Selection Trust, Series 2025-8, Class B (a)	5.409%	07/15/33	100,000	99,656
RCKT Trust, Series 2025-1A, Class D (a)	5.420%	07/25/34	150,000	149,654
Upgrade Master Pass-Thru Trust, Series 2025-ST5, Class B (a)	5.254%	09/15/32	150,000	149,791
Upgrade Master Pass-Thru Trust, Series 2025-ST5, Class C (a)	5.923%	09/15/32	250,000	249,299
				1,636,716

Total Securitized (Cost $30,250,602)				$30,481,066

Diamond Hill Securitized Total Return Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Registered Investment Companies - 4.3%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 3.60% (d) (Cost $1,402,233)	1,402,233	$1,402,233

Total Investment Securities - 99.0% (Cost $31,652,835)		$31,883,299

Other Assets in Excess of Liabilities - 1.0%		311,982

Net Assets - 100.0%		$32,195,281

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of March 31, 2026 was $12,056,764, representing 37.4% of net assets.
(b)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2026. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.
(c)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of March 31, 2026 was $73,750, representing 0.2% of net assets.
(d)	The rate shown is the 7-day effective yield as of March 31, 2026.

IO - Interest Only

NA - National Association

PO - Pricipal Only

SOFR - Secured Overnight Financing Rate

TSFR - CME Term SOFR

Diamond Hill Core Bond Fund

Schedule of Investments

March 31, 2026 (Unaudited)

Corporate Credit - 15.9%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 5.4%
American Express Co.	5.282%	07/27/29	$400,000	$406,815
American Express Co.	5.532%	04/25/30	325,000	334,637
American Express Co. (a)	5.085%	01/30/31	925,000	940,646
American Express Co.	4.456%	02/10/32	1,800,000	1,781,361
American Express Co.	5.284%	07/26/35	825,000	832,662
Bank of America Corp.	3.194%	07/23/30	3,250,000	3,116,945
Bank of America Corp. (1* TSFR3M + 145) (a)	2.884%	10/22/30	2,300,000	2,175,573
Bank of America Corp. (1* SOFR + 215) (a)	2.592%	04/29/31	450,000	415,726
Bank of America Corp., Class B (1* SOFR + 153) (a)	1.898%	07/23/31	3,000,000	2,671,931
Bank of America Corp.	2.687%	04/22/32	7,125,000	6,456,807
Bank of America Corp., Series N	2.972%	02/04/33	5,725,000	5,182,345
Bank of America Corp.	4.571%	04/27/33	1,700,000	1,670,276
Bank of America Corp.	5.468%	01/23/35	250,000	255,200
Bank of New York Mellon Corp. (The), Series J	6.317%	10/25/29	2,150,000	2,251,016
Bank of New York Mellon Corp. (The), Series J	5.316%	06/06/36	2,200,000	2,230,732
Capital One Financial Corp.	1.878%	11/02/27	1,500,000	1,475,213
Capital One Financial Corp.	4.493%	09/11/31	3,400,000	3,338,340
Capital One Financial Corp.	6.377%	06/08/34	500,000	526,931
Capital One Financial Corp.	5.197%	09/11/36	890,000	862,792
Citibank NA	5.570%	04/30/34	1,750,000	1,813,270
Citigroup, Inc. (1* SOFR + 142) (a)	2.976%	11/05/30	3,380,000	3,192,430
Citigroup, Inc.	2.666%	01/29/31	4,537,000	4,208,921
Citigroup, Inc. (1* SOFR + 211) (a)	2.572%	06/03/31	4,725,000	4,331,314
Citigroup, Inc.	2.561%	05/01/32	1,550,000	1,386,543
Citigroup, Inc.	3.057%	01/25/33	2,250,000	2,034,759
Citizens Bank NA	4.575%	08/09/28	1,350,000	1,350,684
Comerica, Inc.	5.982%	01/30/30	2,850,000	2,940,794
Fifth Third Bancorp	1.707%	11/01/27	450,000	442,930
Fifth Third Bancorp	4.895%	09/06/30	2,350,000	2,357,836
First Horizon Bank (b)	5.750%	05/01/30	250,000	253,717
Goldman Sachs Group, Inc. (The)	1.948%	10/21/27	1,000,000	986,352
Goldman Sachs Group, Inc. (The)	2.600%	02/07/30	500,000	465,112
Goldman Sachs Group, Inc. (The)	5.207%	01/28/31	1,800,000	1,828,866
Goldman Sachs Group, Inc. (The)	4.516%	01/21/32	925,000	910,979

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Corporate Credit - 15.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 5.4% (Continued)
Goldman Sachs Group, Inc. (The)	1.992%	01/27/32	$4,550,000	$3,993,227
Goldman Sachs Group, Inc. (The) (1* SOFR + 128) (a)	2.615%	04/22/32	9,175,000	8,241,472
HSBC Holdings plc	5.597%	05/17/28	3,100,000	3,134,825
HSBC Holdings plc	4.619%	11/06/31	1,000,000	986,112
HSBC Holdings plc	2.804%	05/24/32	1,000,000	899,356
Huntington Bancshares, Inc.	6.208%	08/21/29	750,000	778,064
Huntington Bancshares, Inc.	5.023%	05/17/33	400,000	397,417
JPMorgan Chase & Co. (1* SOFR + 89) (a)	1.578%	04/22/27	400,000	399,355
JPMorgan Chase & Co.	1.470%	09/22/27	1,350,000	1,331,526
JPMorgan Chase & Co.	5.040%	01/23/28	1,000,000	1,005,072
JPMorgan Chase & Co. (1* TSFR3M + 121) (a)	3.509%	01/23/29	3,110,000	3,059,743
JPMorgan Chase & Co. (1* SOFR + 115) (a)(b)	2.069%	06/01/29	1,250,000	1,189,369
JPMorgan Chase & Co.	3.702%	05/06/30	1,500,000	1,462,846
JPMorgan Chase & Co. (1* SOFR + 151) (a)	2.739%	10/15/30	1,850,000	1,742,351
JPMorgan Chase & Co. (b)	4.603%	10/22/30	1,900,000	1,904,052
JPMorgan Chase & Co.	2.545%	11/08/32	475,000	422,234
JPMorgan Chase & Co.	2.963%	01/25/33	8,775,000	7,960,879
JPMorgan Chase & Co.	5.294%	07/22/35	950,000	961,763
KeyBank NA	5.000%	01/26/33	5,900,000	5,815,018
KeyCorp	4.789%	06/01/33	300,000	293,162
Morgan Stanley, Series I	5.230%	01/15/31	875,000	888,458
Morgan Stanley, Series GMTN (1* SOFR + 114) (a)	2.699%	01/22/31	9,900,000	9,192,381
Morgan Stanley (SOFR + 312) (a)	3.622%	04/01/31	2,500,000	2,397,264
Morgan Stanley (1* SOFR + 103) (a)	1.794%	02/13/32	3,750,000	3,247,269
Morgan Stanley	1.928%	04/28/32	750,000	650,112
Morgan Stanley	2.239%	07/21/32	1,000,000	875,478
Morgan Stanley Private Bank	4.466%	07/06/28	2,000,000	1,999,926
PNC Bank NA	2.700%	10/22/29	250,000	235,257
PNC Financial Services Group, Inc. (The)	2.600%	07/23/26	250,000	248,686
PNC Financial Services Group, Inc. (The)	5.300%	01/21/28	1,000,000	1,006,839
PNC Financial Services Group, Inc. (The)	5.582%	06/12/29	500,000	512,363
PNC Financial Services Group, Inc. (The)	6.037%	10/28/33	850,000	898,979
PNC Financial Services Group, Inc. (The)	5.939%	08/18/34	1,000,000	1,047,326

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Corporate Credit - 15.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 5.4% (Continued)
Royal Bank of Canada	4.522%	10/18/28	$900,000	$900,998
Royal Bank of Canada	4.650%	10/18/30	3,150,000	3,157,377
State Street Corp.	5.272%	08/03/26	700,000	702,313
State Street Corp.	2.623%	02/07/33	1,108,000	986,029
State Street Corp.	4.164%	08/04/33	300,000	289,414
Toronto-Dominion Bank (The)	1.200%	06/03/26	1,050,000	1,045,095
Toronto-Dominion Bank (The)	5.156%	01/10/28	500,000	506,353
Toronto-Dominion Bank (The), Series C	5.523%	07/17/28	500,000	512,340
Toronto-Dominion Bank (The)	4.994%	04/05/29	1,000,000	1,016,112
Toronto-Dominion Bank (The)	3.200%	03/10/32	236,000	217,061
Truist Financial Corp.	6.047%	06/08/27	500,000	501,260
Truist Financial Corp.	4.873%	01/26/29	500,000	503,290
Truist Financial Corp.	7.161%	10/30/29	500,000	531,417
Truist Financial Corp., Series I	5.071%	05/20/31	450,000	454,906
Truist Financial Corp.	4.597%	01/27/32	2,750,000	2,720,694
Truist Financial Corp.	5.711%	01/24/35	500,000	515,772
US Bancorp	2.215%	01/27/28	800,000	786,045
US Bancorp (b)	4.548%	07/22/28	300,000	300,269
US Bancorp, Series CC (b)	5.083%	05/15/31	875,000	887,562
US Bancorp	2.677%	01/27/33	2,750,000	2,444,744
US Bancorp	4.839%	02/01/34	1,000,000	988,277
Wells Fargo & Co. (1* SOFR + 210) (a)	2.393%	06/02/28	650,000	634,436
Wells Fargo & Co., Series W (1* SOFR + 174)	5.574%	07/25/29	900,000	920,675
Wells Fargo & Co.	2.879%	10/30/30	4,000,000	3,773,916
Wells Fargo & Co., Series W (a)	5.244%	01/24/31	875,000	891,959
Wells Fargo & Co.	2.572%	02/11/31	1,050,000	971,228
Wells Fargo & Co.	3.350%	03/02/33	11,750,000	10,788,682
Wells Fargo & Co.	5.499%	01/23/35	1,000,000	1,017,949
				173,574,809
Basic Industry - 0.0% (c)
Nucor Corp.	3.125%	04/01/32	250,000	230,061
PPG Industries, Inc.	2.550%	06/15/30	300,000	277,805
				507,866
Brokerage Asset Managers Exchanges - 0.3%
BlackRock Funding, Inc.	5.000%	03/14/34	500,000	507,209

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Corporate Credit - 15.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Brokerage Asset Managers Exchanges - 0.3% (Continued)
BlackRock, Inc.	2.100%	02/25/32	$1,625,000	$1,419,734
Blackstone Registered Finance Co., LLC (b)	4.300%	11/03/30	1,635,000	1,609,286
Citadel Finance, LLC (d)	4.750%	02/14/29	4,850,000	4,751,957
Intercontinental Exchange, Inc.	5.250%	06/15/31	400,000	412,780
Intercontinental Exchange, Inc. (b)	4.950%	06/15/52	875,000	775,504
				9,476,470
Capital Goods - 0.6%
Carrier Global Corp., Class B	2.722%	02/15/30	250,000	233,479
Caterpillar, Inc. (b)	5.200%	05/15/35	1,650,000	1,690,301
Deere & Co.	3.100%	04/15/30	1,725,000	1,646,819
Honeywell Aerospace, Inc. (d)	4.600%	03/16/33	5,050,000	4,992,067
John Deere Capital Corp.	4.400%	09/08/31	900,000	898,910
John Deere Capital Corp.	5.100%	04/11/34	750,000	763,603
Johnson Controls International plc (b)	5.500%	04/19/29	450,000	464,883
Johnson Controls International plc	2.000%	09/16/31	500,000	435,531
L3Harris Technologies, Inc.	4.400%	06/15/28	1,710,000	1,711,060
Northrop Grumman Corp. (b)	4.900%	06/01/34	900,000	898,135
RTX Corp.	6.100%	03/15/34	2,675,000	2,880,570
Waste Connections, Inc.	3.200%	06/01/32	1,800,000	1,663,088
Waste Management, Inc.	3.875%	01/15/29	1,375,000	1,361,836
				19,640,282
Communications - 0.8%
American Tower Corp.	3.125%	01/15/27	300,000	296,751
American Tower Corp.	5.200%	02/15/29	2,425,000	2,466,102
American Tower Corp.	2.100%	06/15/30	200,000	179,993
AT&T, Inc.	2.300%	06/01/27	650,000	635,372
AT&T, Inc.	2.550%	12/01/33	5,989,000	5,068,116
AT&T, Inc.	4.500%	05/15/35	700,000	663,504
AT&T, Inc., Class B	3.500%	06/01/41	400,000	310,271
British Telecommunications plc (d)	3.250%	11/08/29	275,000	264,079
Comcast Corp.	1.950%	01/15/31	2,250,000	1,996,097
Comcast Corp.	3.969%	11/01/47	144,000	105,963
Comcast Corp.	5.350%	05/15/53	925,000	817,848
Deutsche Telekom International Finance BV (d)	4.750%	06/21/38	100,000	94,855

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Corporate Credit - 15.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Communications - 0.8% (Continued)
T-Mobile USA, Inc.	5.050%	07/15/33	$8,425,000	$8,483,349
Verizon Communications, Inc. (b)	1.750%	01/20/31	700,000	613,702
Verizon Communications, Inc.	2.550%	03/21/31	1,400,000	1,271,015
Verizon Communications, Inc.	2.355%	03/15/32	1,237,000	1,079,719
Verizon Wireless	5.000%	01/15/36	1,785,000	1,748,028
				26,094,764
Consumer Cyclical - 1.3%
Amazon.com, Inc.	5.650%	03/13/46	425,000	423,530
American Honda Finance	4.250%	09/01/28	1,720,000	1,705,760
American Honda Finance (b)	4.900%	01/10/34	400,000	388,996
CVS Health Corp.	3.750%	04/01/30	500,000	483,140
CVS Health Corp.	5.050%	03/25/48	2,550,000	2,187,906
CVS Health Corp.	5.875%	06/01/53	450,000	426,095
Dollar Tree, Inc. (b)	4.200%	05/15/28	4,100,000	4,072,344
Expedia, Inc.	3.800%	02/15/28	1,250,000	1,233,096
Ford Motor Co., Class B	3.250%	02/12/32	1,000,000	868,551
Ford Motor Credit Co., LLC	6.800%	05/12/28	2,000,000	2,060,201
General Motors Co. (b)	5.625%	04/15/30	4,500,000	4,626,693
General Motors Financial Co., Inc., Class B	1.500%	06/10/26	700,000	695,918
General Motors Financial Co., Inc.	5.450%	09/06/34	1,700,000	1,686,097
Home Depot, Inc. (The) (b)	4.950%	06/25/34	750,000	755,430
Hyundai Capital America (d)	5.350%	03/19/29	3,110,000	3,166,897
Hyundai Capital America, Series A (d)	5.300%	01/08/30	1,275,000	1,293,897
Hyundai Capital America (d)	5.400%	06/24/31	850,000	864,754
Hyundai Capital America, Series A (d)	4.750%	09/26/31	400,000	395,838
Lowe's Cos., Inc.	2.625%	04/01/31	950,000	863,178
Lowe's Cos., Inc.	2.800%	09/15/41	3,025,000	2,130,187
Mercedes-Benz Financing NA (d)	4.750%	03/31/28	500,000	503,392
Mercedes-Benz Financing NA (b)(d)	5.000%	01/11/34	2,000,000	1,968,750
Target Corp. (b)	5.000%	04/15/35	3,340,000	3,353,231
Toyota Motor Credit Corp. (b)	4.550%	05/17/30	1,450,000	1,457,172
Toyota Motor Credit Corp.	5.550%	11/20/30	800,000	833,060
Toyota Motor Credit Corp.	4.650%	09/03/32	440,000	436,735
Toyota Motor Credit Corp.	4.600%	03/11/33	450,000	443,050
Volkswagen Group America (d)	5.650%	09/12/28	2,400,000	2,446,632

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Corporate Credit - 15.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Cyclical - 1.3% (Continued)
Walmart, Inc. (b)	4.500%	04/15/53	$450,000	$389,421
				42,159,951
Consumer Non-Cyclical - 1.1%
Abbott Laboratories	4.750%	11/30/36	100,000	98,242
AbbVie, Inc.	3.200%	11/21/29	3,900,000	3,759,856
AbbVie, Inc.	4.550%	03/15/35	100,000	97,094
AbbVie, Inc.	4.500%	05/14/35	800,000	773,671
Amgen, Inc.	4.200%	03/01/33	400,000	386,041
Amgen, Inc.	5.250%	03/02/33	3,750,000	3,848,355
Amgen, Inc.	5.600%	03/02/43	425,000	418,896
Anheuser-Busch InBev SA/NV	4.700%	02/01/36	2,625,000	2,556,679
Baxter International, Inc.	1.915%	02/01/27	131,000	127,902
Bristol-Myers Squibb Co.	2.950%	03/15/32	2,300,000	2,108,067
Constellation Brands, Inc. (b)	2.250%	08/01/31	2,195,000	1,936,119
HCA, Inc.	3.375%	03/15/29	1,900,000	1,839,544
HCA, Inc.	4.125%	06/15/29	650,000	641,014
HCA, Inc.	4.300%	11/15/30	1,140,000	1,121,170
Keurig Dr. Pepper, Inc.	5.100%	03/15/27	800,000	803,101
Kroger Co. (The)	2.650%	10/15/26	100,000	99,094
Kroger Co. (The) (b)	1.700%	01/15/31	1,552,000	1,356,085
Laboratory Corp. of American Holdings	1.550%	06/01/26	375,000	373,255
Mondelez International, Inc. (d)	1.250%	09/24/26	1,600,000	1,577,830
Pfizer, Inc.	7.200%	03/15/39	1,100,000	1,285,859
Pfizer, Inc.	5.340%	05/19/63	1,800,000	1,634,988
Phillip Morris International, Inc.	5.500%	09/07/30	1,500,000	1,557,640
Phillip Morris International, Inc.	5.375%	02/15/33	2,550,000	2,620,743
Roche Holdings, Inc. (d)	2.076%	12/13/31	2,300,000	2,023,681
Roche Holdings, Inc. (b)(d)	5.593%	11/13/33	2,331,000	2,461,715
				35,506,641
Electric - 1.4%
CMS Energy Corp.	2.950%	02/15/27	100,000	98,768
Commonwealth Edison Co.	5.300%	06/01/34	900,000	925,850
Dominion Energy South Carolina, Inc.	6.250%	10/15/53	450,000	471,548
Dominion Energy, Inc.	1.450%	04/15/26	750,000	749,084
DTE Electric Co.	5.200%	04/01/33	450,000	460,700

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Corporate Credit - 15.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Electric - 1.4% (Continued)
DTE Electric Co.	4.850%	03/01/36	$425,000	$417,034
DTE Energy Co., Series E	2.850%	10/01/26	100,000	99,240
DTE Energy Co., Series H	2.950%	03/01/30	125,000	117,748
Duke Energy Carolinas SC Storm Funding, LLC	4.898%	03/01/44	4,170,000	4,115,456
Duke Energy Corp.	4.300%	03/15/28	825,000	823,550
Duke Energy Corp. (b)	4.950%	09/15/35	880,000	857,863
Duke Energy Florida, LLC	6.200%	11/15/53	1,000,000	1,047,153
Duke Energy Indiana, LLC	2.750%	04/01/50	370,000	224,903
Duke Energy Ohio, Inc.	5.250%	04/01/33	250,000	255,451
Duke Energy Progress, Inc.	2.000%	08/15/31	600,000	528,540
Florida Power & Light Co.	5.100%	04/01/33	500,000	510,144
Idaho Power Co.	5.500%	03/15/53	900,000	855,582
Idaho Power Co. (b)	5.800%	04/01/54	1,850,000	1,844,360
MidAmerican Energy Co. (b)	3.650%	04/15/29	350,000	343,658
Nevada Power Co., Series 2023A	6.000%	03/15/54	450,000	450,629
NextEra Energy Capital Holdings, Inc.	4.625%	07/15/27	1,535,000	1,540,488
NextEra Energy Capital Holdings, Inc.	5.250%	03/15/34	500,000	506,190
Northern States Power Co.	2.250%	04/01/31	500,000	450,524
Northern States Power Co.	5.100%	05/15/53	900,000	819,996
NYSEG Storm Funding, LLC, Series 2025-A	4.713%	05/01/31	8,313,765	8,367,989
Oncor Electric Delivery Co., LLC	7.000%	05/01/32	2,750,000	3,066,159
Oncor Electric Delivery Co., LLC	3.750%	04/01/45	490,000	376,997
Oncor Electric Delivery Co., LLC (b)	4.950%	09/15/52	500,000	439,156
PacifiCorp	5.500%	05/15/54	450,000	394,422
PECO Energy Co.	3.000%	09/15/49	200,000	129,911
PPL Electric Utilities Corp.	5.000%	05/15/33	900,000	909,553
PPL Electric Utilities Corp.	3.000%	10/01/49	160,000	103,063
Progress Energy, Inc.	7.750%	03/01/31	1,000,000	1,127,355
Public Service Co. of Colorado	4.500%	06/01/52	400,000	325,358
Public Service Electric & Gas Co.	2.250%	09/15/26	100,000	99,236
Public Service Electric & Gas Co.	4.900%	08/15/35	2,460,000	2,441,012
Southwestern Electric Power Co.	2.750%	10/01/26	100,000	99,200
Swepco Storm Recovery Funding, LLC, Series 2024-A	4.880%	09/01/39	7,874,867	7,864,375

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Corporate Credit - 15.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Electric - 1.4% (Continued)
Wisconsin Power & Light Co.	1.950%	09/16/31	$800,000	$694,010
				44,952,255
Energy - 0.8%
BP Capital Markets America, Inc.	4.812%	02/13/33	800,000	802,589
BP Capital Markets America, Inc.	4.893%	09/11/33	500,000	502,549
BP Capital Markets America, Inc.	4.989%	04/10/34	500,000	503,463
ConocoPhillips Co.	5.550%	03/15/54	450,000	431,169
Coterra Energy, Inc.	3.900%	05/15/27	100,000	99,283
Diamondback Energy, Inc.	3.250%	12/01/26	200,000	198,706
Diamondback Energy, Inc.	6.250%	03/15/53	500,000	505,690
Energy Transfer, LP	5.550%	05/15/34	500,000	509,134
Energy Transfer, LP	5.600%	09/01/34	3,000,000	3,057,494
Helmerich & Payne, Inc. (b)	2.900%	09/29/31	1,650,000	1,471,603
HF Sinclair Corp.	5.750%	01/15/31	3,700,000	3,780,458
MPLX, LP	5.500%	06/01/34	3,612,000	3,649,172
Occidental Petroleum Corp.	3.000%	02/15/27	1,475,000	1,456,880
Phillips 66 Co.	3.550%	10/01/26	100,000	99,703
Phillips 66 Co.	5.300%	06/30/33	875,000	889,580
Phillips 66 Co. (b)	4.950%	03/15/35	1,300,000	1,280,019
Shell Finance US, Inc.	2.375%	11/07/29	645,000	605,030
Shell Finance US, Inc.	4.750%	01/06/36	4,160,000	4,089,651
Shell Finance US, Inc. (d)	6.375%	12/15/38	73,000	80,284
Valero Energy Corp.	5.150%	02/15/30	400,000	408,722
				24,421,179
Insurance - 2.2%
Anthem, Inc.	4.600%	09/15/32	2,565,000	2,526,271
Berkshire Hathaway Financial Corp.	3.850%	03/15/52	1,900,000	1,434,067
Equitable Financial Life Global Funding (d)	1.800%	03/08/28	1,434,000	1,359,369
Equitable Financial Life Global Funding (b)(d)	5.000%	03/27/30	825,000	831,530
Jackson National Life Global Funding (d)	5.550%	07/02/27	2,200,000	2,220,150
Jackson National Life Global Funding (d)	4.550%	09/09/30	860,000	842,505
Lincoln Financial Global Funding (d)	4.625%	05/28/28	2,750,000	2,750,398
Lincoln Financial Global Funding (d)	4.625%	08/18/30	850,000	841,084
Lincoln National Corp. (b)	3.625%	12/12/26	100,000	99,407
MassMutual Global Funding (d)	1.200%	07/16/26	400,000	396,609

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Corporate Credit - 15.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Insurance - 2.2% (Continued)
MassMutual Global Funding (d)	5.150%	05/30/29	$4,350,000	$4,433,922
MassMutual Global Funding (b)(d)	4.350%	09/17/31	2,300,000	2,257,211
MassMutual Global Funding (b)(d)	5.050%	08/26/35	500,000	490,714
Met Life Global Funding I (d)	5.400%	09/12/28	1,850,000	1,893,946
Met Life Global Funding I (d)	4.300%	08/25/29	1,000,000	990,540
Met Life Global Funding I (d)	1.550%	01/07/31	1,950,000	1,694,741
Met Life Global Funding I (d)	5.150%	03/28/33	500,000	504,944
Met Life Global Funding I (d)	5.050%	01/08/34	850,000	854,368
Met Tower Global Funding (d)	4.000%	01/14/29	250,000	247,379
New York Life Global Funding (d)	1.150%	06/09/26	50,000	49,713
New York Life Global Funding (d)	4.700%	01/29/29	1,000,000	1,008,478
New York Life Global Funding (b)(d)	1.200%	08/07/30	2,000,000	1,740,945
New York Life Global Funding (d)	4.250%	01/09/31	1,825,000	1,803,349
New York Life Global Funding (d)	5.000%	01/09/34	2,000,000	2,014,796
Northwestern Mutual Global Funding (b)(d)	5.070%	03/25/27	3,000,000	3,025,159
Northwestern Mutual Global Funding (b)(d)	4.350%	09/15/27	400,000	400,367
Northwestern Mutual Global Funding (d)	4.300%	01/13/31	1,600,000	1,577,466
Northwestern Mutual Global Funding (d)	5.160%	05/28/31	3,245,000	3,320,144
Pacific Life Global Fund II (b)(d)	1.450%	01/20/28	790,000	750,724
Pacific Life Global Fund II (b)(d)	4.850%	02/10/30	5,217,000	5,263,074
Pricoa Global Funding I (d)	4.750%	08/26/32	1,700,000	1,679,215
Pricoa Global Funding I (d)	4.650%	01/12/33	5,350,000	5,232,188
Pricoa Global Funding I (d)	5.350%	05/28/35	1,350,000	1,362,459
Principal Life Global Funding II (d)	5.000%	01/16/27	500,000	502,658
Principal Life Global Funding II (d)	4.600%	08/19/27	300,000	300,849
Principal Life Global Funding II (d)	4.250%	08/18/28	925,000	919,498
Principal Life Global Funding II (d)	4.450%	01/13/31	1,725,000	1,701,396
Progressive Corp. (b)	3.200%	03/26/30	240,000	229,589
Protective Life Global Funding (d)	1.900%	07/06/28	650,000	613,656
Protective Life Global Funding (d)	5.467%	12/08/28	500,000	511,325
Protective Life Global Funding (d)	4.772%	12/09/29	2,500,000	2,508,040
Protective Life Global Funding (d)	1.737%	09/21/30	1,500,000	1,315,318
Protective Life Global Funding (d)	5.432%	01/14/32	4,490,000	4,597,948
RGA Global Funding (b)(d)	2.000%	11/30/26	660,000	649,874
UnitedHealth Group, Inc.	4.200%	05/15/32	1,150,000	1,120,421

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Corporate Credit - 15.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Insurance - 2.2% (Continued)
UnitedHealth Group, Inc.	4.250%	06/15/48	$500,000	$397,277
UnitedHealth Group, Inc.	5.200%	04/15/63	500,000	436,489
				71,701,570
Natural Gas - 0.1%
Atmos Energy Corp.	2.625%	09/15/29	310,000	293,612
Atmos Energy Corp.	5.900%	11/15/33	850,000	907,520
Atmos Energy Corp.	4.125%	03/15/49	885,000	692,314
				1,893,446
REITS - 0.4%
Alexandria Real Estate Equities, Inc.	3.950%	01/15/28	100,000	98,936
American Homes 4 Rent	4.250%	02/15/28	100,000	99,446
Boston Properties, LP	2.750%	10/01/26	50,000	49,536
CubeSmart LP (b)	3.000%	02/15/30	5,000,000	4,714,193
ERP Operating, LP	2.850%	11/01/26	100,000	99,273
ERP Operating, LP (b)	2.500%	02/15/30	1,850,000	1,724,190
Extra Space Storage, LP	5.700%	04/01/28	100,000	102,105
Extra Space Storage, LP	2.200%	10/15/30	1,399,000	1,251,682
Extra Space Storage, LP	5.350%	01/15/35	400,000	401,333
Public Storage	1.850%	05/01/28	800,000	762,151
Realty Income Corp.	4.450%	09/15/26	413,000	413,004
Realty Income Corp.	2.100%	03/15/28	250,000	239,549
Realty Income Corp.	2.200%	06/15/28	151,000	144,175
Realty Income Corp.	4.000%	07/15/29	60,000	59,329
Realty Income Corp.	3.200%	02/15/31	250,000	234,361
Realty Income Corp.	4.750%	04/15/33	1,875,000	1,849,521
Realty Income Corp.	5.125%	02/15/34	1,000,000	1,006,712
				13,249,496
Technology - 1.0%
Alphabet, Inc.	5.300%	05/15/65	430,000	398,021
Alphabet, Inc.	5.700%	11/15/75	1,725,000	1,671,813
Broadcom, Inc. (d)	4.150%	04/15/32	3,900,000	3,773,257
Broadcom, Inc.	4.800%	02/15/36	1,705,000	1,662,265
Dell International, LLC / EMC Corp.	5.000%	04/01/30	425,000	430,113
Fidelity National Information Services, Inc.	1.650%	03/01/28	300,000	283,918
Foundry JV Holdco, LLC (d)	6.150%	01/25/32	500,000	521,993

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Corporate Credit - 15.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Technology - 1.0% (Continued)
Mastercard, Inc. (b)	2.000%	11/18/31	$2,300,000	$2,032,815
Mastercard, Inc.	4.875%	05/09/34	750,000	754,277
Oracle Corp.	2.300%	03/25/28	3,850,000	3,667,351
Oracle Corp.	2.875%	03/25/31	500,000	444,097
Oracle Corp.	3.600%	04/01/40	7,275,000	5,274,214
Salesforce, Inc.	4.500%	03/15/28	8,100,000	8,102,086
Xilinx, Inc.	2.375%	06/01/30	2,125,000	1,961,649
				30,977,869
Transportation - 0.4%
Alaska Airlines Pass-Through Trust, Series 2020-1B, Class A (d)	4.800%	02/15/29	85,330	85,341
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	263,025	256,255
Burlington North Santa Fe, LLC	5.050%	03/01/41	500,000	480,219
Burlington North Santa Fe, LLC	2.875%	06/15/52	1,523,000	938,131
CSX Corp.	4.250%	11/01/66	100,000	75,161
FedEx Corp.	2.400%	05/15/31	500,000	450,249
FedEx Corp., Series 2020-1, Class AA, CV	1.875%	08/20/35	2,644,304	2,276,150
Kirby Corp.	4.200%	03/01/28	600,000	596,477
Norfolk Southern Corp.	3.000%	03/15/32	600,000	547,465
Norfolk Southern Corp.	5.950%	03/15/64	500,000	495,051
Penske Trust Leasing Co. / PTL Finance Corp. (d)	5.350%	03/30/29	1,350,000	1,373,056
Ryder System, Inc.	2.850%	03/01/27	500,000	493,055
Ryder System, Inc.	5.300%	03/15/27	1,000,000	1,006,458
Ryder System, Inc.	5.500%	06/01/29	500,000	514,076
Southwest Airlines Co.	5.125%	06/15/27	1,000,000	1,003,210
Southwest Airlines Co. (b)	2.625%	02/10/30	1,300,000	1,189,488
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	97,682	99,314
United Airlines Pass-Through Trust, Series 2024-1, Class AA	5.450%	02/15/37	845,771	861,797
United Parcel Service, Inc. (b)	5.250%	05/14/35	1,300,000	1,328,540
				14,069,493

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Corporate Credit - 15.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Utility-Other - 0.1%
American Water Capital Corp.	2.800%	05/01/30	$300,000	$281,622
American Water Capital Corp. (b)	2.300%	06/01/31	825,000	737,841
American Water Capital Corp.	5.150%	03/01/34	2,000,000	2,032,988
American Water Capital Corp.	5.700%	09/01/55	450,000	440,274
				3,492,725

Total Corporate Credit (Cost $512,575,346)				$511,718,816

Government Related - 0.0% (c)	Coupon	Maturity	Shares / Par Value	Fair Value
Government Owned, No Guarantee - 0.0% (c)
Tennessee Valley Authority	4.250%	09/15/52	$500,000	$422,028
Tennessee Valley Authority	4.625%	09/15/60	525,000	462,350
Total Government Related (Cost $1,238,614)				$884,378

Securitized - 60.5%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 2.6%
ACHD Trust, Series 2025-DS1, Class A (d)	5.978%	01/09/34	$1,941,308	$1,944,275
AMDR ABS Trust, Series 2025-1A, Class A (d)	6.378%	12/19/33	1,652,993	1,657,466
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (d)	1.830%	03/20/41	677,952	671,543
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (a)(d)	4.450%	01/25/28	2,000,000	1,976,209
FMC GMSR Issuer Trust, Series 2021-GT1, Class A (a)(d)	3.620%	07/25/28	3,300,000	3,166,365
FMC GMSR Issuer Trust, Series 2021-GT2, Class A (d)	3.850%	10/25/28	3,900,000	3,750,618
GoodLeap Sustainable Home Improvement Loan Trust, Series 2023-1, Class A (d)	5.520%	02/22/55	3,490,979	3,249,279
GoodLeap Sustainable Home Improvement Loan Trust, Series 2024-1, Class A (d)	6.250%	06/20/57	8,311,068	8,009,017
Helios Issuer, LLC, Series 2019-AA, Class A (d)	3.750%	06/20/46	6,582,442	6,030,930
Helios Issuer, LLC, Series 2022-C, Class C (d)(e)	6.000%	11/22/49	2,530,724	1,173,995

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 2.6% (Continued)
Hero Funding Trust, Series 2016-2A, Class A (d)	3.750%	09/20/41	$53,144	$50,433
Hero Funding Trust, Series 2016-3A, Class A1 (d)	3.080%	09/20/42	835,905	774,542
Hero Funding Trust, Series 2016-4A, Class A1 (d)	3.570%	09/20/47	79,600	74,615
Hero Funding Trust, Series 2017-3A, Class A1 (d)	3.190%	09/20/48	72,472	66,073
Hero Funding Trust, Series 2017-3A, Class A2 (d)	3.950%	09/20/48	265,140	247,403
Hero Funding Trust, Series 2018-1A, Class A2 (d)	4.670%	09/20/48	28,256	27,436
Loanpal Solar Loan Ltd., Series 2020-3GS, Class B (d)	3.450%	12/20/47	1,731,370	1,210,107
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (d)	2.290%	01/20/48	367,018	303,725
Loanpal Solar Loan Ltd., Series 2021-1GS, Class B (d)	2.840%	01/20/48	590,542	449,029
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (d)	2.220%	03/20/48	2,085,089	1,641,759
Luminace ABS-2022 Issuer, LLC, Series 2024-1, Class B (d)	6.960%	10/30/31	3,861,372	3,715,124
Mill City Solar Loan Ltd., Series 2019-2GS, Class A (d)	3.690%	07/20/43	88,316	79,928
Mosaic Solar Loans, LLC, Series 2018-1, Class A (d)	4.010%	06/22/43	63,381	59,702
Mosaic Solar Loans, LLC, Series 2017-2, Class B (d)	4.770%	06/22/43	24,065	21,699
Mosaic Solar Loans, LLC, Series 2021-1A, Class A (d)	1.510%	12/20/46	2,704,142	2,237,050
Mosaic Solar Loans, LLC, Series 2025-1, Class A (d)	6.120%	08/22/50	2,031,783	2,005,500
Mosaic Solar Loans, LLC, Series 2023-1A, Class A (d)	5.320%	06/20/53	2,751,431	2,544,861

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 2.6% (Continued)
Mosaic Solar Loans, LLC, Series 2023-1A, Class B (d)	6.920%	06/20/53	$2,027,370	$1,473,639
Mosaic Solar Loans, LLC, Series 2023-2A, Class C (d)(e)	8.180%	09/22/53	4,500,000	778,068
Mosaic Solar Loans, LLC, Series 2023-3A, Class A (d)	5.910%	11/20/53	2,417,420	2,343,975
OHS Issuer, LLC, Series 2026-1, Class A2 (d)	5.750%	01/15/61	8,492,917	8,326,642
PowerPay Issuance Trust, Series 2024-1A, Class A (d)	6.530%	02/18/39	1,882,034	1,918,291
PowerPay Issuance Trust, Series 2025-1A, Class A (d)	5.230%	11/18/41	6,295,069	6,277,815
Redaptive EAAS Issuer, LLC, Series 2025-1, Class A (d)	5.940%	03/25/42	4,111,562	4,102,423
Renew Financial, LLC, Series 2017-1, Class A (d)	3.670%	09/20/52	207,750	193,716
Renew Financial, LLC, Series 2017-2, Class A (d)	3.220%	09/22/53	22,908	20,809
Sunnova Hestia I Issuer, LLC, Series 2023-GRIDI, Class A-1 (d)	5.750%	12/20/50	2,189,585	2,141,799
Sunnova Solar Issuer, LLC, Series 2020-2A, Class A (d)	2.730%	11/01/55	3,455,075	2,995,590
US Bank NA, Series 2025-SUP2, Class B1 (d)	4.818%	09/25/32	3,125,713	3,093,527
US Bank NA, Series 2025-SUP2, Class D (1* SOFR30A + 220) (a)(d)	5.862%	09/25/32	2,220,901	2,222,956
				83,027,933
Agency CMBS - 3.0%
FARM Mortgage Trust, Series 2021-1, Class A (d)	2.180%	01/25/51	20,580,456	16,617,072
Farmer Mac Agricultural Real Estate, Series 2022-1, Class A (d)	2.540%	07/25/51	17,130,398	13,906,714
Farmer Mac Agricultural Real Estate, Series 2023-1, Class A (d)	2.631%	01/25/52	8,899,259	7,370,749
Farmer Mac Agricultural Real Estate, Series 2025-2, Class A (d)	5.290%	09/25/54	9,641,395	9,595,029

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency CMBS - 3.0% (Continued)
Farmer Mac Agricultural Real Estate, Series 2025-1, Class A (d)	5.220%	08/01/55	$6,082,707	$5,959,435
FNMA, Pool #AN3598	2.550%	12/01/28	242,012	232,874
FNMA, Pool #BL4548	2.430%	10/01/29	172,687	164,051
FNMA, Pool #BL9861	1.640%	12/01/30	2,085,000	1,855,484
FNMA, Pool #BS0602	1.590%	01/01/31	12,143,387	10,806,419
FNMA, Pool #BS0038	1.650%	01/01/31	1,958,335	1,731,126
FNMA, Pool #BZ0414	5.040%	01/01/31	2,088,428	2,141,122
FNMA, Pool #BZ0326	5.090%	01/01/31	2,825,515	2,901,551
FNMA, Pool #BS0915	1.620%	03/01/31	3,200,000	2,798,912
FNMA, Pool #AN6149	3.140%	07/01/32	750,000	699,795
FNMA, Pool #BS7220	5.230%	11/01/32	3,187,000	3,329,193
FNMA, Pool #AN7612	3.280%	12/01/32	237,348	223,287
FNMA, Pool #FN0035	3.290%	12/01/32	5,402,139	5,121,048
FNMA, Pool #BZ7349	5.230%	12/01/32	1,000,000	1,043,861
FNMA, Pool #BS3369	2.310%	10/01/41	7,768,000	5,686,173
FNMA, Pool #BS3542	2.415%	10/01/41	2,850,000	2,073,805
FNMA, Pool #AM5015	4.940%	12/01/43	682,955	690,316
FRESB Multifamily Mortgage Pass-Through Trust, Series 2018-SB57, Class A-10F	3.710%	07/25/28	2,069,194	2,037,698
				96,985,714
Agency MBS CMO - 22.5%
FHLMC, Series 306, Class F3, Pool #S2-0432 (1* SOFR + 30) (a)	4.073%	05/15/28	7,912	7,906
FHLMC, Series 2646, Class ZH	5.000%	07/15/33	154,934	154,572
FHLMC, Series 4265, Class FD (1* SOFR + 40)	4.187%	01/15/35	137,408	136,488
FHLMC, Series 5519, Class GV	5.750%	12/25/35	11,660,390	11,921,401
FHLMC, Series 5583, Class NV	5.500%	08/25/36	11,803,217	12,069,720
FHLMC, Series 4613, Class AF (1* SOFR + 110) (a)	4.873%	11/15/37	211,064	210,433
FHLMC, Series 3605, Class PB	4.500%	11/15/39	38,294	38,238
FHLMC, Series 3740, Class FC (1* SOFR + 50) (a)	4.287%	10/15/40	47,933	47,528
FHLMC, Series 3759, Class ME	4.000%	11/15/40	513,073	486,781
FHLMC, Series 5115, Class AZ	2.000%	06/25/41	11,454,735	7,877,129

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 22.5% (Continued)
FHLMC, Series 3923, Class CZ	5.000%	09/15/41	$342,701	$345,114
FHLMC, Series 5228, Class JL	2.500%	10/25/41	10,614,560	8,954,987
FHLMC, Series 3959, Class PZ	4.500%	11/15/41	3,761,396	3,703,352
FHLMC, Series 4136, Class LZ	3.000%	06/15/42	3,904,733	3,572,631
FHLMC, Series 4074, Class JY	2.500%	07/15/42	729,000	657,074
FHLMC, Series 4122, Class AB	1.500%	10/15/42	7,068,008	6,388,690
FHLMC, Series 4180, Class BU	2.500%	10/15/42	2,406,645	2,100,231
FHLMC, Series 4116, Class YC	2.500%	10/15/42	1,478,000	1,136,065
FHLMC, Series 4120, Class ZA	3.000%	10/15/42	6,208,420	5,689,633
FHLMC, Series 5149, Class CA	2.000%	01/15/43	1,049,335	751,270
FHLMC, Series 4153, Class YZ	3.000%	01/15/43	4,299,459	3,851,915
FHLMC, Series 4165, Class ZT	3.000%	02/15/43	17,608,628	15,077,430
FHLMC, Series 4183, Class NQ	3.000%	03/15/43	2,920,000	2,696,443
FHLMC, Series 4180, Class ZB	3.000%	03/15/43	185,447	149,955
FHLMC, Series 4204, Class QZ	3.000%	05/15/43	732,488	542,068
FHLMC, Series 4210, Class Z	3.000%	05/15/43	1,673,303	1,402,963
FHLMC, Series 4312, Class ZB	3.500%	08/15/43	9,847,667	9,043,478
FHLMC, Series 4447, Class YZ	4.000%	08/15/43	836,002	802,823
FHLMC, Series 4333, Class GL	3.500%	04/15/44	250,000	224,548
FHLMC, Series 4408, Class BC	3.000%	11/15/44	1,020,410	871,349
FHLMC, Series 4448, Class GZ	2.500%	03/15/45	2,965,295	2,430,018
FHLMC, Series 4473, Class Z	3.000%	05/15/45	442,710	366,953
FHLMC, Series 4531, Class PZ	3.500%	11/15/45	1,152,680	1,063,093
FHLMC, Series 4620, Class DZ	2.500%	10/15/46	7,045,658	5,868,241
FHLMC, Series 4623, Class MW	2.500%	10/15/46	5,045,000	4,277,147
FHLMC, Series 4623, Class BZ	3.500%	10/15/46	3,138,297	2,909,025
FHLMC, Series 4738, Class TW	3.000%	11/15/46	1,476,000	1,372,975
FHLMC, Series 4710, Class GZ	3.000%	01/15/47	4,785,122	4,044,976
FHLMC, Series 5099, Class CM	2.000%	07/25/47	3,750,000	2,543,291
FHLMC, Series 4738, Class LZ	3.000%	12/15/47	3,645,865	3,144,330
FHLMC, Series 4753, Class EZ	3.500%	12/15/47	1,541,686	1,401,161
FHLMC, Series 4745, Class EZ	3.000%	01/15/48	8,743,361	7,637,557
FHLMC, Series 4745, Class CZ	3.500%	01/15/48	1,334,197	1,233,152
FHLMC, Series 4768, Class ZH	3.000%	03/15/48	1,234,933	1,083,376
FHLMC, Series 4776, Class CZ	4.000%	04/15/48	8,631,350	8,127,055

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 22.5% (Continued)
FHLMC, Series 5510, Class HB	1.500%	07/25/48	$6,749,677	$4,271,021
FHLMC, Series 5526, Class DB	1.500%	07/25/48	3,595,220	2,258,742
FHLMC, Series 4941, Class NW	2.500%	05/25/49	758,520	473,178
FHLMC, Series 4892, Class PZ	3.000%	07/15/49	1,472,626	976,285
FHLMC, Series 4908, Class AB	3.000%	07/25/49	6,487,552	5,732,864
FHLMC, Series 366, Class 200	2.000%	08/15/49	2,314,651	1,989,188
FHLMC, Series 4911, Class JM	3.500%	09/25/49	1,000,000	770,889
FHLMC, Series 4929, Class HP	3.000%	11/25/49	6,058,738	5,137,896
FHLMC, Series 5159, Class WZ, Pool #5159	2.000%	01/25/50	701,239	413,936
FHLMC, Series 5037, Class PA	1.000%	03/25/50	4,266,663	3,271,111
FHLMC, Series 5103, Class LH	1.500%	03/25/50	1,823,944	1,494,058
FHLMC, Series 5057, Class DN	2.000%	03/25/50	801,640	646,890
FHLMC, Series 4968, Class NP	6.500%	04/25/50	1,272,155	1,329,233
FHLMC, Series 5129, Class DM	1.000%	08/25/50	1,158,951	875,420
FHLMC, Series 5017, Class CB	1.500%	09/25/50	1,055,407	799,062
FHLMC, Series 5011, Class DB	2.000%	09/25/50	262,000	141,894
FHLMC, Series 5038, Class PJ	0.750%	10/25/50	5,029,677	3,649,061
FHLMC, Series 5038, Class QP	0.750%	10/25/50	8,006,438	5,787,518
FHLMC, Series 5019, Class PL	1.000%	10/25/50	1,994,091	1,516,600
FHLMC, Series 5028, Class PW	1.500%	10/25/50	684,000	406,315
FHLMC, Series 5039, Class JL	1.250%	11/25/50	1,203,532	917,024
FHLMC, Series 5223, Class MZ	4.500%	12/25/50	3,830,998	3,342,851
FHLMC, Series 5072, Class ME	1.000%	01/25/51	722,985	556,831
FHLMC, Series 5085, Class TY	1.000%	01/25/51	1,263,612	733,268
FHLMC, Series 5072, Class DG	1.000%	02/25/51	661,768	521,685
FHLMC, Series 5146, Class ZW	2.000%	07/25/51	1,724,971	848,946
FHLMC, Series 5202, Class DZ	3.000%	07/25/51	2,815,690	1,659,678
FHLMC, Series 5155, Class MG	1.500%	10/25/51	838,218	700,116
FHLMC, Series 5159, Class PL	1.250%	11/25/51	1,201,844	992,860
FHLMC, Series 5173, Class BZ	2.500%	12/25/51	1,114,293	654,257
FHLMC, Series 4377, Class KZ	3.500%	02/15/52	934,592	837,756
FHLMC, Series 5189, Class ZP	3.000%	02/25/52	1,085,387	879,945
FHLMC, Series 5210, Class BZ	3.000%	02/25/52	9,201,036	6,297,913
FHLMC, Series 5232, Class HL	4.000%	06/25/52	4,120,792	3,577,054
FHLMC, Series 5249, Class PL	4.000%	08/25/52	2,904,186	2,539,683

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 22.5% (Continued)
FHLMC, Series 4395, Class JZ	3.000%	12/15/52	$3,365,973	$2,912,029
FHLMC, Series 5297, Class DB	5.000%	03/25/53	1,239,531	1,140,458
FHLMC, Series 5318, Class AZ	5.500%	06/25/53	5,293,989	5,160,586
FHLMC, Series 5332, Class CZ	6.000%	08/25/53	4,630,433	4,652,668
FHLMC, Series 5402, Class BZ	6.000%	04/25/54	11,271,598	11,595,009
FNMA, Series 2010-155, Class JH	4.000%	12/25/28	65,700	65,338
FNMA, Series 2013-35, Class YT	6.500%	09/25/32	71,117	72,757
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	27,079	27,827
FNMA, Series 2004-56, Class Z	7.500%	03/25/34	53,535	56,958
FNMA, Series 2004-17, Class BA	6.000%	04/25/34	429,015	437,324
FNMA, Series 2005-3, Class CG	5.500%	02/25/35	96,383	98,692
FNMA, Series 2005-62, Class ZL	5.500%	07/25/35	160,769	164,430
FNMA, Series 2006-56, Class DC (1* SOFR + 65) (a)	4.432%	07/25/36	198,339	194,616
FNMA, Series 2006-71, Class ZH	6.000%	07/25/36	152,503	158,891
FNMA, Series 2009-19, Class TD	5.000%	08/25/36	46,125	46,638
FNMA, Series 2007-95, Class A3 (1* SOFR + 25) (a)	5.196%	08/27/36	1,600,000	1,541,599
FNMA, Series 2006-108, Class FD (1* SOFR + 38) (a)	4.156%	11/25/36	55,345	54,872
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	60,885	59,814
FNMA, Series 2009-103, Class MB (a)	6.554%	12/25/39	81,771	81,776
FNMA, Series 2010-118, Class DZ	4.750%	10/25/40	1,565,082	1,533,929
FNMA, Series 2011-14, Class PB	5.000%	03/25/41	324,824	328,413
FNMA, Series 2011-57, Class PD	4.000%	07/25/41	321,407	311,231
FNMA, Series 2011-62, Class UA	4.500%	07/25/41	579,376	563,630
FNMA, Series 2012-40, Class GY	4.000%	04/25/42	743,361	714,855
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	206,622	197,965
FNMA, Series 2012-56, Class WC	3.500%	05/25/42	1,318,000	1,191,225
FNMA, Series 2012-52, Class PQ	3.500%	05/25/42	683,221	610,185
FNMA, Series 2012-79, Class QB	2.000%	07/25/42	71,574	62,087
FNMA, Series 2003-W2, Class 1-1A	6.500%	07/25/42	404,217	419,574
FNMA, Series 2012-92, Class Z	3.500%	08/25/42	5,156,815	4,709,385
FNMA, Series 2012-99, Class UY	2.500%	09/25/42	479,000	389,033
FNMA, Series 2012-99, Class BY	2.500%	09/25/42	2,712,354	2,327,651

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 22.5% (Continued)
FNMA, Series 2012-124, Class JA	1.500%	11/25/42	$2,354,752	$2,145,405
FNMA, Series 2013-35, Class CV	3.000%	02/25/43	835,000	806,940
FNMA, Series 2013-13, Class WH	3.500%	03/25/43	1,087,000	899,060
FNMA, Series 2013-31, Class NT	3.000%	04/25/43	24,227	23,128
FNMA, Series 2013-43, Class XL	2.500%	05/25/43	5,000,000	4,468,336
FNMA, Series 2003-W10, Class 3A-5	4.299%	06/25/43	2,110,052	2,103,230
FNMA, Series 2013-84, Class B	4.000%	08/25/43	1,500,000	1,340,880
FNMA, Series 2013-104, Class CY	5.000%	10/25/43	300,000	304,207
FNMA, Series 2013-115, Class PB	4.500%	11/25/43	300,000	276,608
FNMA, Series 2015-11, Class MZ	4.000%	12/25/43	5,193,524	4,971,029
FNMA, Series 2014-2, Class PB	4.000%	02/25/44	429,553	411,505
FNMA, Series 2015-24, Class ZA	3.000%	04/25/45	1,976,849	1,758,426
FNMA, Series 2017-16, Class UW	3.000%	07/25/45	2,044,494	1,852,234
FNMA, Series 2016-68, Class AL	3.000%	10/25/46	851,183	769,860
FNMA, Series 2016-80, Class CZ	3.000%	11/25/46	669,617	443,404
FNMA, Series 2017-34, Class KB	3.000%	05/25/47	6,378,134	5,649,956
FNMA, Series 2017-77, Class HZ	3.500%	10/25/47	3,558,174	3,229,870
FNMA, Series 2018-08, Class DZ	3.500%	02/25/48	487,427	441,831
FNMA, Series 2022-4, Class QM	2.000%	03/25/48	1,602,020	1,093,266
FNMA, Series 2018-31, Class KB	3.500%	05/25/48	155,531	136,286
FNMA, Series 2018-31, Class KQ	3.500%	05/25/48	600,000	545,116
FNMA, Series 2018-37, Class CL	4.000%	06/25/48	622,735	505,272
FNMA, Series 2018-69, Class PZ	3.500%	09/25/48	1,553,672	1,396,195
FNMA, Series 2018-66, Class PZ	4.000%	09/25/48	648,897	519,000
FNMA, Series 2018-71, Class PZ	4.000%	09/25/48	15,521,303	14,644,731
FNMA, Series 2018-77, Class BY	3.000%	10/25/48	2,178,568	1,937,280
FNMA, Series 2021-13, Class AG	1.250%	01/25/49	4,012,506	3,387,027
FNMA, Series 2019-01, Class MH	3.000%	02/25/49	131,025	117,589
FNMA, Series 2019-8, Class ZD	3.500%	03/25/49	566,316	513,528
FNMA, Series 2019-038, Class MT	3.000%	07/25/49	670,434	599,131
FNMA, Series 2019-40, Class PL	4.000%	07/25/49	318,000	250,747
FNMA, Series 2019-42, Class DZ	2.750%	08/25/49	1,819,022	1,255,787
FNMA, Series 2019-60, Class DZ	2.500%	10/25/49	1,745,554	1,023,083
FNMA, Series 2019-60, Class WZ	2.750%	10/25/49	626,112	408,337
FNMA, Series 2020-22, Class CA	3.000%	10/25/49	1,217,347	1,101,605

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 22.5% (Continued)
FNMA, Series 2019-83, Class EB	2.000%	01/25/50	$171,000	$92,478
FNMA, Series 2020-15, Class KY	3.000%	03/25/50	2,077,414	1,462,740
FNMA, Series 2020-22, Class AY	2.000%	04/25/50	1,254,000	737,555
FNMA, Series 2020-42, Class BY	2.000%	06/25/50	935,000	578,001
FNMA, Series 2020-50, Class A	2.000%	07/25/50	6,055,456	5,046,063
FNMA, Series 2020-55, Class EY	2.000%	08/25/50	2,300,000	1,640,700
FNMA, Series 2020-81, Class MA	1.000%	10/25/50	3,354,409	2,611,173
FNMA, Series 2020-95, Class KY	1.500%	01/25/51	2,060,000	1,211,720
FNMA, Series 2021-34, Class KC	1.000%	03/25/51	389,776	203,845
FNMA, Series 2021-15, Class HD	1.000%	04/25/51	768,148	568,617
FNMA, Series 2021-25, Class JB	1.000%	05/25/51	1,295,959	990,647
FNMA, Series 2021-43, Class CJ	1.000%	07/25/51	3,370,595	2,495,302
FNMA, Series 2021-43, Class ME	1.500%	07/25/51	2,220,329	1,740,281
FNMA, Series 2021-66, Class NP	1.000%	10/25/51	3,252,870	2,399,407
FNMA, Series 2021-79, Class EL	1.500%	11/25/51	5,974,892	4,921,357
FNMA, Series 2021-73, Class ZD	2.000%	11/25/51	1,510,396	698,730
FNMA, Series 2022-1, Class GE	1.500%	02/25/52	3,124,353	2,697,229
FNMA, Series 2022-49, Class GZ	4.000%	08/25/52	5,279,024	4,625,431
FNMA, Series 2023-35, Class BZ	6.000%	01/25/53	5,664,318	5,738,101
FNMA, Series 2023-21, Class MY	5.000%	04/25/53	2,047,000	1,908,855
FNMA, Series 2023-56, Class BZ	6.500%	11/25/53	7,204,083	7,537,087
FNMA, Series 2023-67, Class LA	6.000%	01/25/54	8,560,967	8,665,708
FNMA, Series 2020-61, Class DB	1.250%	09/25/60	4,208,191	3,113,156
GNMA, Series 2015-161, Class AV	3.000%	01/20/29	154,710	152,451
GNMA, Series 2018-091, Class VL	3.500%	10/20/29	739,582	719,666
GNMA, Series 2024-127, Class VC	5.500%	11/20/33	2,078,783	2,102,483
GNMA, Series 2023-004, Class BV	5.500%	12/20/33	953,674	969,012
GNMA, Series 2004-49, Class MZ	6.000%	06/20/34	574,019	574,696
GNMA, Series 2023-115, Class VL	6.000%	06/20/34	3,159,882	3,227,673
GNMA, Series 2023-167, Class VC	6.500%	08/20/34	8,372,879	8,513,873
GNMA, Series 2023-167, Class CV	6.500%	08/20/34	6,616,444	6,801,648
GNMA, Series 2005-13, Class BG	5.000%	02/20/35	129,881	130,111
GNMA, Series 2024-127, Class VQ	5.000%	08/20/35	5,773,577	5,785,051
GNMA, Series 2015-123, Class VB	3.500%	09/20/35	59,629	59,388
GNMA, Series 2006-17, Class JN	6.000%	04/20/36	79,633	80,014

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 22.5% (Continued)
GNMA, Series 2009-2, Class PA	5.000%	12/20/38	$23,097	$23,071
GNMA, Series 2009-50, Class MZ	6.000%	07/16/39	2,107,469	2,207,392
GNMA, Series 2014-79, Class HU	3.000%	02/16/40	465,651	377,695
GNMA, Series 2011-34, Class MB	4.000%	03/20/41	1,729,159	1,660,283
GNMA, Series 2018-124, Class Z	4.000%	03/20/41	4,159,159	3,883,482
GNMA, Series 2012-34, Class LC	3.000%	03/20/42	1,415,051	1,151,499
GNMA, Series 2012-74, Class LY	2.500%	06/20/42	935,000	702,248
GNMA, Series 2012-134, Class KM	2.000%	09/20/42	342,000	252,170
GNMA, Series 2012-113, Class NZ	4.500%	09/20/42	333,743	306,742
GNMA, Series 2013-186, Class PY	2.000%	11/20/42	4,500,000	3,969,229
GNMA, Series 2012-145, Class PY	2.000%	12/20/42	1,900,000	1,586,646
GNMA, Series 2013-6, Class PE	2.000%	01/20/43	169,000	133,586
GNMA, Series 2013-5, Class GY	3.000%	01/20/43	809,000	658,094
GNMA, Series 2013-149, Class LZ	2.500%	10/20/43	3,020,961	2,654,758
GNMA, Series 2014-58, Class PE	4.000%	04/20/44	10,388,000	9,862,168
GNMA, Series 2015-179, Class ZB	2.500%	02/20/45	63,676	46,592
GNMA, Series 2015-76, Class MZ	3.000%	05/20/45	2,701,409	2,419,553
GNMA, Series 2016-37, Class YA	3.000%	12/20/45	1,052,764	915,380
GNMA, Series 2016-38, Class ZP	3.500%	03/20/46	85,100	61,592
GNMA, Series 2016-74, Class PL	3.000%	05/20/46	1,075,906	970,910
GNMA, Series 2016-77, Class GY	3.000%	06/20/46	1,110,000	1,005,359
GNMA, Series 2016-118, Class LB	3.000%	09/20/46	500,000	436,917
GNMA, Series 2016-120, Class YZ	3.000%	09/20/46	500,000	429,380
GNMA, Series 2016-116, Class AB	3.000%	09/20/46	1,409,120	1,205,313
GNMA, Series 2017-080, Class BZ	3.500%	05/20/47	476,586	354,937
GNMA, Series 2017-120, Class JZ	4.000%	08/20/47	738,397	615,633
GNMA, Series 2019-092, Class DB	2.250%	01/20/48	1,336,292	1,163,381
GNMA, Series 2018-006, Class JY	2.750%	01/20/48	362,000	315,691
GNMA, Series 2018-14, Class MZ	3.000%	01/20/48	440,645	284,221
GNMA, Series 2018-024, Class DL	3.500%	02/20/48	1,539,792	1,400,837
GNMA, Series 2018-46, Class CZ	3.200%	03/20/48	17,409,551	15,327,337
GNMA, Series 2018-097, Class GY	4.000%	07/20/48	1,162,000	1,114,845
GNMA, Series 2018-105, Class ZK	4.000%	08/20/48	541,473	473,937
GNMA, Series 2018-120, Class PY	3.500%	09/20/48	476,680	425,454
GNMA, Series 2018-154, Class ZU	4.000%	11/20/48	577,642	477,704

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 22.5% (Continued)
GNMA, Series 2018-166, Class Z	4.000%	12/20/48	$552,556	$451,597
GNMA, Series 2019-031, Class AZ	5.000%	03/20/49	150,106	147,934
GNMA, Series 2019-042, Class AB	3.250%	04/20/49	5,870,544	5,225,864
GNMA, Series 2019-052, Class HL	4.000%	04/20/49	490,565	430,920
GNMA, Series 2019-085, Class MC	2.500%	06/20/49	688,188	615,276
GNMA, Series 2019-99, Class EW	3.000%	08/20/49	540,446	423,106
GNMA, Series 2019-99, Class GP	3.500%	08/20/49	517,000	395,670
GNMA, Series 2021-66, Class YM	3.500%	09/20/49	1,570,594	1,376,337
GNMA, Series 2019-152, Class LC	3.500%	10/20/49	2,686,226	2,483,246
GNMA, Series 2020-015, Class EH	2.500%	02/20/50	1,416,881	1,183,781
GNMA, Series 2020-93, Class CP	2.900%	04/20/50	2,460,808	2,090,382
GNMA, Series 2020-093, Class AZ	3.000%	04/20/50	923,089	650,089
GNMA, Series 2020-84, Class LB	1.250%	06/20/50	4,100,604	3,200,932
GNMA, Series 2021-58, Class NA	1.000%	07/20/50	448,231	343,947
GNMA, Series 2020-097, Class ML	2.500%	07/20/50	1,975,000	1,216,826
GNMA, Series 2020-133, Class ZM	1.000%	09/20/50	508,132	179,459
GNMA, Series 2020-160, Class QD	1.000%	10/20/50	607,379	297,972
GNMA, Series 2022-063, Class LM	3.500%	10/20/50	200,000	167,882
GNMA, Series 2020-165, Class BP	1.000%	11/20/50	385,710	325,296
GNMA, Series 2020-183, Class AE	1.250%	12/20/50	598,103	311,824
GNMA, Series 2021-089, Class JY	1.250%	03/20/51	1,524,647	883,814
GNMA, Series 2021-86, Class MB	1.000%	05/20/51	675,364	517,692
GNMA, Series 2021-081, Class KE	1.500%	05/20/51	4,432,137	2,499,656
GNMA, Series 2021-097, Class PA	1.000%	06/20/51	1,873,350	1,436,758
GNMA, Series 2021-096, Class JK	1.500%	06/20/51	2,529,675	1,570,904
GNMA, Series 2021-121, Class JW	1.500%	07/20/51	1,708,699	956,436
GNMA, Series 2021-149, Class ZB	3.000%	08/20/51	326,508	186,975
GNMA, Series 2021-158, Class KQ	1.500%	09/20/51	2,601,701	1,577,806
GNMA, Series 2022-69, Class BY	2.000%	10/20/51	1,000,000	776,555
GNMA, Series 2022-206, Class GZ	4.500%	10/20/51	1,212,736	1,065,681
GNMA, Series 2021-196, Class YZ	1.500%	11/20/51	1,148,302	524,989
GNMA, Series 2021-205, Class ZL	1.500%	11/20/51	4,783,274	2,132,653
GNMA, Series 2021-216, Class QM	1.500%	12/20/51	1,172,581	657,654
GNMA, Series 2021-216, Class Z	1.500%	12/20/51	6,032,704	3,426,800
GNMA, Series 2022-160, Class GZ	1.750%	01/20/52	15,048,028	8,989,400

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 22.5% (Continued)
GNMA, Series 2022-10, Class QJ	1.750%	01/20/52	$1,317,637	$767,354
GNMA, Series 2023-152, Class JL	6.000%	01/20/52	2,362,155	2,430,587
GNMA, Series 22-68, Class QW	3.500%	04/20/52	3,800,000	3,170,110
GNMA, Series 2022-84, Class AL	3.500%	05/20/52	2,812,353	2,433,011
GNMA, Series 2022-101, Class PL	4.500%	06/20/52	9,199,000	8,462,651
GNMA, Series 2022-205, Class CH	5.000%	06/20/52	3,242,719	3,181,716
GNMA, Series 2022-129, Class PL	4.000%	07/20/52	3,595,000	3,039,374
GNMA, Series 2022-125, Class JW	5.000%	07/20/52	2,000,000	1,846,978
GNMA, Series 2022-136, Class PB	4.000%	08/20/52	1,585,000	1,327,870
GNMA, Series 2022-160, Class QL	4.500%	09/20/52	5,500,000	5,144,298
GNMA, Series 2022-172, Class MZ	5.500%	10/20/52	2,248,270	2,231,160
GNMA, Series 2022-190, Class DZ	5.750%	11/20/52	2,367,026	2,372,817
GNMA, Series 2022-197, Class JB	6.000%	11/20/52	1,500,715	1,530,036
GNMA, Series 2022-205, Class CE	5.000%	12/20/52	2,180,598	2,068,642
GNMA, Series 2022-209, Class JW	5.500%	12/20/52	2,038,000	2,054,009
GNMA, Series 2023-13, Class JB	5.250%	01/20/53	505,050	448,329
GNMA, Series 2023-4, Class BZ	5.500%	01/20/53	1,813,856	1,677,958
GNMA, Series 2023-058, Class PZ	5.500%	01/20/53	6,724,555	6,616,120
GNMA, Series 2023-004, Class PB	5.500%	01/20/53	3,932,000	3,797,900
GNMA, Series 2023-070, Class BZ	6.000%	01/20/53	5,370,440	5,488,806
GNMA, Series 2023-35, Class DB	4.500%	02/20/53	1,233,954	1,146,463
GNMA, Series 2023-018, Class ZA	5.000%	02/20/53	1,911,080	1,757,182
GNMA, Series 2023-45, Class HZ	5.000%	03/20/53	3,485,002	3,190,481
GNMA, Series 2023-45, Class EZ	6.000%	03/20/53	2,173,481	2,237,001
GNMA, Series 2023-065, Class LZ	5.500%	05/20/53	1,368,539	1,297,593
GNMA, Series 2023-066, Class ZE	6.500%	05/20/53	3,375,255	3,512,148
GNMA, Series 2023-082, Class GZ	6.000%	06/20/53	2,769,359	2,777,168
GNMA, Series 2023-081, Class KB	6.500%	06/20/53	1,997,706	2,085,879
GNMA, Series 2023-096, Class CB	6.500%	07/20/53	1,581,915	1,662,021
GNMA, Series 2023-113, Class QC	6.000%	08/20/53	6,188,700	6,379,953
GNMA, Series 2023-128, Class LZ	6.000%	08/20/53	7,397,920	7,551,805
GNMA, Series 2023-117, Class LZ	6.000%	08/20/53	7,965,033	8,194,212
GNMA, Series 2023-152, Class MY	6.000%	10/20/53	1,592,333	1,636,205
GNMA, Series 2023-152, Class GX	6.000%	10/20/53	6,587,217	6,754,013
GNMA, Series 2023-148, Class CB	6.500%	10/20/53	4,188,291	4,339,998

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 22.5% (Continued)
GNMA, Series 2023-147, Class Z	6.500%	10/20/53	$4,898,273	$5,156,707
GNMA, Series 2023-171, Class BZ	6.500%	11/20/53	3,481,446	3,628,290
GNMA, Series 2023-169, Class MB	6.500%	11/20/53	1,704,596	1,768,287
GNMA, Series 2023-167, Class CZ	6.500%	11/20/53	9,159,766	9,673,398
GNMA, Series 2023-165, Class AZ	7.000%	11/20/53	5,690,169	6,152,745
GNMA, Series 2024-28, Class GM	6.500%	02/20/54	4,527,479	4,703,638
GNMA, Series 2024-23, Class AZ	6.500%	02/20/54	9,029,713	9,382,340
GNMA, Series 2024-60, Class BZ	6.000%	04/20/54	11,071,132	11,384,486
GNMA, Series 2025-98, Class BZ	6.000%	06/20/55	3,023,955	3,054,007
GNMA, Series 2025-170, Class YL	5.500%	07/20/55	19,443,479	19,403,530
GNMA, Series 2025-168, Class CZ	5.500%	09/20/55	4,991,716	4,953,168
GNMA, Series 2017-H18, Class EB (a)	4.881%	06/20/63	12,539	12,470
GNMA, Series 2023-152, Class TW	6.500%	10/20/63	10,605,596	11,085,555
GNMA, Series 2014-H14, Class FA (1* TSFR1M + 61) (a)	4.297%	07/20/64	60,086	60,076
GNMA, Series 2016-H11, Class FD (1* TSFR12M + 112) (a)	5.075%	05/20/66	49,503	49,952
GNMA, Series 2017-H16, Class DB (a)	4.508%	08/20/67	13,472	13,348
				722,117,170
Agency MBS CMO Derivatives - 0.5%
FHLMC, Series 3919, Class QS (IO) (-1* SOFR + 670) (a)	2.913%	08/15/30	382,398	12,174
FHLMC, Series 226, Class (PO), Pool #S0-3651	0.000%	02/01/34	59,979	51,660
FHLMC, Series 3102, Class TA (IO) (-7.5* SOFR30A + 64) (a)	7.500%	01/15/36	139,786	138,716
FHLMC, Series 3607, Class AO (PO)	0.000%	04/15/36	42,902	36,933
FHLMC, Series 237, Class S14 (IO) (-1* SOFR + 660) (a)	2.827%	05/15/36	178,881	18,956
FHLMC, Series 3199, Class OC (PO)	0.000%	08/15/36	50,995	43,663
FHLMC, Series 3607, Class OP (PO)	0.000%	07/15/37	165,210	141,787
FHLMC, Series 3852, Class NT (IO) (-1* SOFR30A + 611) (a)	2.213%	05/15/41	1,327,638	1,124,134
FHLMC, Series 4422, Class DO (PO)	0.000%	10/15/41	610,834	480,282
FHLMC, Series 4074, Class SJ (IO) (-1* SOFR + 662) (a)	2.833%	07/15/42	528,778	63,005

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 0.5% (Continued)
FHLMC, Class (PO), Pool #S0-6050	0.000%	08/15/42	$106,538	$82,469
FHLMC, Class (PO), Pool #S0-6829	0.000%	09/15/43	198,609	153,744
FHLMC, Series 322, Class (PO), Pool #S0-7033 (-1.6* SOFR30A + 955) (a)	3.404%	12/15/43	1,010,306	919,571
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	15,004	149
FNMA, Series 2004-91, Class SP (IO) (-2.4* SOFR + 1680) (a)	7.737%	10/25/31	73,747	78,191
FNMA, Series 2004-61, Class GO (PO)	0.000%	11/25/32	154,349	141,007
FNMA, Series 2013-89, Class DI (IO)	4.000%	08/25/33	548,112	34,379
FNMA, Series 2015-82, Class AI (IO)	3.500%	06/25/34	216,726	7,927
FNMA, Series 2016-28, Class DI (IO)	3.500%	03/25/35	228,741	9,529
FNMA, Series 384, Class 11 (IO)	5.000%	03/25/35	278,333	34,883
FNMA, Series 2005-52, Class JH (IO) (-1* SOFR + 660) (a)	2.824%	05/25/35	136,240	5,831
FNMA, Class (IO) (a)	5.000%	06/25/35	343,061	44,075
FNMA, Series 2016-24, Class KI (IO)	3.500%	07/25/35	181,705	10,495
FNMA, Class (IO)	5.000%	02/25/36	236,774	27,823
FNMA, Series 2006-96, Class MO (PO)	0.000%	10/25/36	9,078	8,292
FNMA, Series 398, Class C5 (IO)	5.000%	05/25/39	401,833	67,522
FNMA, Series 2010-44, Class CS (IO) (-1* SOFR + 655) (a)	2.774%	05/25/40	32,576	3,009
FNMA, Series 409, Class C1 (IO)	4.000%	04/01/42	644,623	113,025
FNMA, Series 2012-99, Class QS (IO) (-1* SOFR + 660) (a)	2.824%	09/25/42	1,215,744	168,575
FNMA, Series 2012-128, Class SH (IO) (-1* SOFR + 400) (a)	0.224%	11/25/42	4,502,962	3,161,242
FNMA, Series 2012-128, Class WS (IO) (-1* SOFR + 400) (a)	0.224%	11/25/42	1,065,507	713,523
FNMA, Series 2016-32, Class GO (PO)	0.000%	01/25/43	11,453	4,889
FNMA, Series 2016-30, Class IN (IO)	3.500%	02/25/43	315,991	6,848
FNMA, Series 2019-31, Class CI (IO)	4.000%	02/25/47	371,426	16,095
FNMA, Series 2026-15, Class SA (IO) (-1* SOFR30A + 430) (a)	0.638%	03/25/56	97,094,969	1,640,012
GNMA, Series 2011-139, Class LS (IO) (-1* TSFR1M + 511) (a)	1.218%	03/16/38	1,704,118	73,684

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 0.5% (Continued)
GNMA, Series 2013-147, Class SD (IO) (-1* TSFR1M + 676) (a)	2.860%	12/20/39	$929,186	$108,529
GNMA, Series 2011-21, Class SA (IO) (-1* TSFR1M + 611) (a)	2.213%	02/16/41	1,060,004	100,105
GNMA, Series 2013-113, Class QS (IO) (-1* TSFR1M + 631) (a)	2.410%	02/20/42	167,728	11,205
GNMA, Series 2013-82, Class NS (IO) (-1* TSFR1M + 411) (a)	0.210%	05/20/43	1,294,967	702,062
GNMA, Series 2017-004, Class WI (IO)	4.000%	02/20/44	349,173	14,281
GNMA, Series 2016-32, Class MS (IO) (-1* TSFR1M + 616) (a)	2.260%	03/20/46	1,271,031	140,525
GNMA, Series 2019-098, Class BI (IO)	3.000%	06/20/49	847,484	203,527
GNMA, Series 2022-200, Class SC (IO) (-3.67* SOFR30A + 23) (a)	9.083%	11/20/52	3,976,783	4,320,770
GNMA, Series 2026-1, Class SM (IO) (-1* SOFR30A + 435) (a)	0.677%	01/20/56	149,177,679	2,114,340
				17,353,443
Agency MBS Passthrough - 7.2%
FHLMC, Pool #G6-1909	4.500%	12/01/37	190,902	190,688
FHLMC, Pool #G0-6085	6.500%	09/01/38	25,766	27,089
FHLMC, Pool #RB-5090	2.000%	12/01/40	13,041,904	11,507,764
FHLMC, Pool #2B-7995	2.523%	10/01/50	3,438,658	3,230,853
FHLMC, Pool #RE-6080	1.500%	11/01/50	4,228,955	3,181,593
FHLMC, Pool #RE-0015	3.000%	11/01/50	5,053,472	4,501,111
FHLMC, Pool #RE-6093	1.500%	04/01/51	1,142,462	859,512
FHLMC, Series 4839, Class AL	4.000%	04/15/51	2,326,401	1,984,810
FHLMC, Pool #8C-0205	1.854%	02/01/52	2,902,477	2,740,370
FHLMC, Pool #SD3000	5.500%	06/01/53	7,388,758	7,480,326
FHLMC, Pool #SD3394	5.500%	07/01/53	6,481,959	6,564,827
FHLMC, Pool #QH-7551	6.000%	12/01/53	4,528,464	4,652,632
FHLMC, Pool #SL1482	6.000%	02/01/55	3,914,460	4,002,960
FHLMC, Pool #QZ6240	6.500%	10/01/55	4,910,922	5,091,931
FNMA, Pool #252409	6.500%	03/01/29	16,872	17,101
FNMA, Pool #AS7287	3.500%	06/01/31	138,384	136,525
FNMA, Pool #AL3200	3.500%	02/01/33	137,683	133,461

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS Passthrough - 7.2% (Continued)
FNMA, Pool #AT7120	3.500%	06/01/33	$216,301	$211,270
FNMA, Pool #AL5166	3.000%	11/01/33	958,825	916,169
FNMA, Pool #AL6685	4.000%	01/01/35	565,671	555,351
FNMA, Pool #MA2198	3.500%	03/01/35	157,894	153,299
FNMA, Pool #MA3050	4.500%	06/01/37	237,604	235,907
FNMA, Pool #BM7598	3.000%	02/01/43	4,837,734	4,432,770
FNMA, Pool #AS4073	4.000%	12/01/44	131,084	126,241
FNMA, Pool #AS5236	4.000%	05/01/45	840,529	805,017
FNMA, Pool #MA2778	3.500%	10/01/46	72,466	67,109
FNMA, Series 2017-10, Class LZ	3.000%	03/25/47	3,990,074	3,490,503
FNMA, Pool #BM6504	3.500%	01/01/48	8,493,337	7,918,069
FNMA, Pool #BM6530	3.000%	10/01/48	248,250	224,782
FNMA, Pool #CA6940	2.247%	09/01/50	2,126,207	1,990,674
FNMA, Pool #BP7449	2.041%	10/01/50	720,642	709,475
FNMA, Pool #BM6452	2.114%	10/01/50	2,600,360	2,418,465
FNMA, Pool #BQ5239	2.222%	10/01/50	1,284,349	1,269,761
FNMA, Pool #MA4199	1.500%	11/01/50	715,524	538,317
FNMA, Pool #CA8249	1.500%	12/01/50	7,721,519	5,987,871
FNMA, Pool #BK8466	2.241%	12/01/50	1,002,803	934,090
FNMA, Pool #CA9112	1.500%	02/01/51	14,487,083	10,899,268
FNMA, Pool #MA4294	1.500%	03/01/51	2,646,989	1,991,444
FNMA, Pool #BR9977	1.782%	06/01/51	2,277,701	2,074,832
FNMA, Pool #DA1521	6.000%	10/01/53	6,486,476	6,612,101
FNMA, Pool #FS9979	6.000%	09/01/54	20,604,447	21,207,831
FNMA, Pool #DC6991	5.000%	12/01/54	28,835,641	28,537,592
FNMA, Pool #DC6393	6.000%	04/01/55	11,457,432	11,738,522
GNMA, Pool #MA5738M	4.000%	02/20/34	104,454	104,039
GNMA, Pool #MA7385M	2.000%	06/20/36	1,221,031	1,078,060
GNMA, Pool #784279	5.500%	11/15/38	178,601	182,369
GNMA, Pool #711522X	4.500%	07/15/40	181,052	182,472
GNMA, Pool #784991	3.000%	04/20/46	3,058,293	2,719,263
GNMA, Pool #78541	4.500%	06/15/46	69,506	69,199
GNMA, Pool #784792	4.500%	08/20/49	354,182	332,376
GNMA, Pool #MA7248	3.000%	03/20/51	990,376	867,598
GNMA, Pool #CI6717	3.000%	10/20/51	1,745,222	1,559,044

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS Passthrough - 7.2% (Continued)
GNMA, Pool #MA7929M	3.500%	03/20/52	$5,253,691	$4,743,777
GNMA, Pool #787258C	3.500%	08/20/52	8,563,953	7,750,794
GNMA, Pool #CM7497C	5.000%	08/20/52	3,497,694	3,450,341
GNMA, Pool #CX4361C	8.000%	11/20/53	332,350	348,198
GNMA, Pool #MA9367	8.000%	12/20/53	2,749,833	2,836,647
GNMA, Pool #MA9428M	8.000%	01/20/54	965,361	996,928
GNMA, Pool #CR2128	3.000%	04/20/55	798,087	704,991
GNMA, Pool #CN5057	4.500%	07/20/62	1,469,612	1,409,806
GNMA, Pool #CN5236C	4.000%	08/20/62	3,702,430	3,479,809
GNMA, Pool #CN5237	4.500%	08/20/62	1,432,818	1,374,505
GNMA, Pool #CP5023C	6.000%	08/20/62	1,502,511	1,526,870
GNMA, Pool #CQ3549	3.000%	10/20/62	218,797	193,259
GNMA, Pool #CS5780	3.000%	02/20/63	322,520	284,876
GNMA, Pool #DJ1126	7.000%	04/20/65	21,690,870	22,628,733
				231,174,237
ARM - 0.0% (c)
Structured Asset Securities Corp., Series 2003-37A, Class 2-A (a)	5.430%	12/25/33	3,410	3,368

Auto Loan - 2.6%
ACM Auto Trust, Series 2024-2A, Class A (d)	6.060%	02/20/29	9,080	9,083
ACM Auto Trust, Series 2025-3A, Class A (d)	5.010%	01/22/30	2,334,767	2,332,513
ACM Auto Trust, Series 2024-2A, Class B (d)	9.210%	08/20/31	600,000	605,805
ACM Auto Trust, Series 2025-1A, Class B (d)	7.870%	11/20/31	3,000,000	3,022,999
ACM Auto Trust, Series 2025-2A, Class B (d)	7.250%	02/20/32	1,200,000	1,205,412
ACM Auto Trust, Series 2025-3A, Class B (d)	6.080%	07/20/32	900,000	895,292
AgoraCapital Auto Securities Trust, Series 2025-1A, Class A (d)	6.400%	11/25/32	3,128,417	3,137,054
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C (d)	9.840%	03/15/29	2,700,000	2,803,622
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class B (d)	6.870%	06/17/30	2,000,000	2,033,206
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class B (d)	5.110%	11/15/31	5,640,000	5,659,936

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 2.6% (Continued)
First Help Financial, LLC, Series 2023-1A, Class B (d)	6.770%	05/15/29	$3,250,000	$3,270,374
First Help Financial, LLC, Series 2025-2A, Class A2 (d)	5.750%	05/15/30	3,500,000	3,513,996
First Help Financial, LLC, Series 2023-2, Class D (d)	9.503%	10/15/30	1,750,000	1,794,199
Flagship Credit Auto Trust, Series 2023-1, Class C (d)	5.430%	05/15/29	4,625,000	4,632,764
Huntington National Bank (The), Series 2025-2, Class B1 (d)	4.835%	09/20/33	4,642,011	4,649,910
Lendbuzz Securitization Trust, Series 2023-1A, Class A2 (d)	6.920%	08/15/28	1,916,019	1,934,639
Lendbuzz Securitization Trust, Series 2026-1A, Class C (d)	5.740%	09/15/31	2,046,141	2,051,724
Lendbuzz Securitization Trust, Series 2026-1A, Class D (d)	6.860%	02/15/33	1,679,655	1,691,850
Merchants Fleet Funding, LLC, Series 2023-1A, Class D (d)	8.200%	05/20/36	4,000,000	4,031,495
Merchants Fleet Funding, LLC, Series 2025-1A, Class D (d)	5.760%	01/20/39	5,775,000	5,772,642
Research-Driven Pagaya Motor Asset Trust I, Series 2025-1A, Class A (d)	5.415%	06/27/33	3,546,683	3,553,844
Research-Driven Pagaya Motor Asset Trust I, Series 2025-1A, Class C (d)	6.675%	06/27/33	9,800,000	9,862,895
Research-Driven Pagaya Motor Asset Trust I, Series 26-R1A, Class D (d)	7.720%	07/25/35	7,250,000	7,129,139
Tricolor Auto Securitization Trust, Series 2024-1A, Class B (d)(e)(f)	6.530%	12/15/27	4,000,000	2,518,000
Tricolor Auto Securitization Trust, Series 2024-3A, Class B (d)(e)(f)	5.360%	09/15/28	1,625,000	1,384,500
Tricolor Auto Securitization Trust, Series 2024-3A, Class C (d)(e)(f)	5.730%	12/15/28	1,920,000	470,400
US Bank NA, Series 2023-1, Class B (d)	6.789%	08/25/32	189,575	191,176

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 2.6% (Continued)
Veros Auto Receivables Trust, Series 2026-1, Class C (d)	5.220%	07/15/31	$3,675,000	$3,681,020
				83,839,489
CRE/CLO - 0.9%
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class B (1* TSFR1M + 319) (a)(d)	6.862%	01/18/41	2,500,000	2,500,150
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class C (1* TSFR1M + 369) (a)(d)	7.362%	01/18/41	4,000,000	4,000,240
Arbor Realty Commercial Real Estate Notes, Series 2025-FL1, Class C (1* TSFR1M + 269) (a)(d)	6.368%	08/20/42	2,400,000	2,398,118
AREIT CRE Trust, Series 2022-CRE7, Class C (1* SOFR + 384) (a)(d)	7.521%	06/17/39	900,000	900,020
BXMT Ltd., Series 2020-FL2, Class B (1* TSFR1M + 151) (a)(d)	5.193%	02/15/38	2,240,000	2,233,121
BXMT Ltd., Series 2020-FL2, Class D (1* TSFR1M + 206) (a)(d)	5.743%	02/15/38	1,500,000	1,477,654
BXMT Ltd., Series 2021-FL4, Class C (1* TSFR1M + 186) (a)(d)	5.537%	05/15/38	1,600,000	1,557,838
BXMT Ltd., Series 2021-FL4, Class D (1* TSFR1M + 236) (a)(d)	6.037%	05/15/38	2,250,000	2,170,638
MF1 Multifamily Housing Mortgage Trust, Series 2026-FL21, Class A (1* TSFR1M + 135) (a)(d)	5.014%	02/18/41	10,000,000	10,017,270
PFP III, Series 2024-11, Class D (1* TSFR1M + 409) (a)(d)	7.757%	09/17/39	2,500,000	2,477,558
				29,732,607
Credit Cards - 0.4%
Genesis Sales Finance Master Trust, Series 2024-B, Class D (d)	7.040%	12/20/32	5,000,000	4,941,530
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class B (d)	7.430%	07/20/29	5,000,000	5,017,065

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Credit Cards - 0.4% (Continued)
Mission Lane Credit Card Master Trust, Series 2024-A, Class C (d)	7.320%	08/15/29	$3,000,000	$3,008,207
				12,966,802
Equipment - 0.6%
Blue Bridge Funding, Inc., Series 2023-1, Class A (d)	7.370%	11/15/30	322,736	324,716
CLI Funding VI, LLC, Series 2020-1, Class B (d)	3.620%	09/18/45	289,657	274,137
CPF IV, LLC, Series 2023-2, Class A (d)	7.480%	03/15/32	285,447	286,804
CPF IV, LLC, Series 2023-2, Class C (d)	7.560%	03/15/32	2,000,000	2,021,249
Dext ABS, Series 2023-2, Class D (d)	8.300%	05/15/34	1,500,000	1,574,217
MMP Capital, LLC, Series 2025-A, Class A (d)	5.360%	12/15/31	6,095,855	6,138,208
NMEF Funding, LLC, Series 2022-B, Class C (d)	8.540%	06/15/29	4,500,000	4,551,814
NMEF Funding, LLC, Series 2023-A, Class C (d)	8.040%	06/17/30	3,500,000	3,610,615
Stellar Jay Ireland DAC, Series 2021-1, Class B (d)	5.926%	10/15/41	189,839	188,554
				18,970,314
HECM - 4.5%
Boston Lending Trust, Series 2022-1, Class M2 (d)	2.750%	02/25/62	560,285	531,392
Brean Asset Backed Securities Trust, Series 2022-RM4, Class M1 (d)	3.000%	07/25/62	1,117,706	1,001,117
Brean Asset Backed Securities Trust, Series 2022-RM5, Class A (d)	4.500%	09/25/62	4,375,138	4,285,342
Brean Asset Backed Securities Trust, Series 2022-RM5, Class M1 (d)	4.500%	09/25/62	2,687,520	2,527,220
Brean Asset Backed Securities Trust, Series 2022-RM5, Class M2 (d)	4.500%	09/25/62	3,038,067	2,769,261
Brean Asset Backed Securities Trust, Series 2023-RM6, Class M1 (d)	5.250%	01/25/63	3,177,007	3,093,702
Brean Asset Backed Securities Trust, Series 2023-RM6, Class M2 (d)	5.250%	01/25/63	3,177,007	3,039,822
Brean Asset Backed Securities Trust, Series 2023-SRM1, Class M3 (d)	4.000%	09/25/63	3,148,167	2,825,889
Brean Asset Backed Securities Trust, Series 2023-SRM1, Class M1 (d)	4.000%	09/25/63	3,313,860	3,223,754

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
HECM - 4.5% (Continued)
Brean Asset Backed Securities Trust, Series 2024-RM9, Class A1 (d)	5.000%	09/25/64	$2,791,614	$2,762,440
Brean Asset Backed Securities Trust, Series 2025-RM10, Class A2 (d)	5.000%	01/25/65	6,800,000	6,596,757
Brean Asset Backed Securities Trust, Series 2025-RM12, Class M3 (d)	4.500%	07/25/65	2,368,437	1,943,190
Brean Asset Backed Securities Trust, Series 2025-RM12, Class A2 (d)	4.500%	07/25/65	6,689,498	6,331,819
Brean Asset Backed Securities Trust, Series 2025-RM13, Class M2 (d)	4.250%	10/25/65	2,239,762	1,917,877
Brean Asset Backed Securities Trust, Series 2025-RM13, Class M3 (d)	4.250%	10/25/65	1,043,526	855,165
Brean Asset Backed Securities Trust, Series 2026-RM14, Class A2 (d)	4.250%	01/25/66	3,835,000	3,585,825
Brean Asset Backed Securities Trust, Series 2026-RM14, Class M2 (d)	4.250%	01/25/66	4,029,805	3,360,832
Brean Asset Backed Securities Trust, Series 2026-RM14, Class M3 (d)	4.250%	01/25/66	1,410,432	1,136,179
Brean Asset Backed Securities Trust, Series 2023-RM7, Class A2 (d)	4.500%	03/25/78	6,039,000	5,850,968
Brean Asset Backed Securities Trust, Series 2023-RM7, Class M1 (d)	4.500%	03/25/78	3,323,180	3,115,945
Brean Asset Backed Securities Trust, Series 2023-RM7, Class A1 (d)	4.500%	03/25/78	7,506,551	7,384,960
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M3 (a)(d)	3.000%	05/25/34	2,000,000	1,927,941
Cascade Funding Mortgage Trust, Series 2024-2, Class M3 (a)(d)	3.000%	06/25/34	4,000,000	3,852,267
Cascade Funding Mortgage Trust, Series 2024-2, Class M2 (d)	3.000%	06/25/34	3,750,000	3,628,370
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M3 (a)(d)	4.000%	08/25/34	5,500,000	5,318,092
MOO Securitization Trust, Series 2026-RM1, Class M2 (a)(d)	4.500%	03/25/66	1,450,000	1,260,813

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
HECM - 4.5% (Continued)
MOO Securitization Trust, Series 2026-RM1, Class M3 (a)(d)	4.500%	03/25/66	$950,000	$790,042
Ocwen Loan Investment Trust, Series 2023-HB1, Class M2 (d)	3.000%	06/25/36	3,000,000	2,983,570
Ocwen Loan Investment Trust, Series 2023-HB1, Class M3 (a)(d)	3.000%	06/25/36	4,000,000	3,973,082
Ocwen Loan Investment Trust, Series 2024-HB1, Class M2 (d)	3.000%	02/25/37	1,500,000	1,464,075
Ocwen Loan Investment Trust, Series 2024-HB1, Class M3 (d)	3.000%	02/25/37	3,500,000	3,395,550
Ocwen Loan Investment Trust, Series 2025-HB2, Class M2 (d)	3.000%	11/25/38	3,475,000	3,223,012
Ocwen Loan Investment Trust, Series 2025-HB2, Class M3 (d)	3.000%	11/25/38	9,050,000	8,260,085
Onity Loan Investment Trust, Series 2024-HB2, Class M3 (d)	5.000%	08/25/37	4,900,000	4,768,011
Onity Loan Investment Trust, Series 2025-HB1, Class M3 (a)(d)	3.000%	06/25/38	1,500,000	1,389,869
RMF Buyout Issuance Trust, Series 2021-HB1, Class M3 (d)	3.690%	11/25/31	1,550,000	1,480,695
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4 (d)	4.704%	11/25/31	5,000,000	4,750,290
RMF Buyout Issuance Trust, Series 2020-HB1, Class AI (a)(d)	1.719%	10/25/50	1,429,683	1,346,385
RMF Buyout Issuance Trust, Series 2020-HB1, Class AB (d)	1.744%	10/25/50	3,650,502	3,412,706
RMF Buyout Issuance Trust, Series 2020-HB1, Class M1 (d)	2.619%	10/25/50	1,500,000	1,292,538
RMF Proprietary Issuance Trust, Series 2021-2, Class A (d)	2.125%	09/25/61	5,124,867	4,882,611
RMF Proprietary Issuance Trust, Series 2022-1, Class A (d)	3.000%	01/25/62	2,771,447	2,652,804
RMF Proprietary Issuance Trust, Series 2022-2, Class M3 (d)	3.750%	06/25/62	1,100,000	995,177

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
HECM - 4.5% (Continued)
RMF Proprietary Issuance Trust, Series 2022-3, Class M1 (d)	4.000%	08/25/62	$5,000,000	$4,752,165
RMF Proprietary Issuance Trust, Series 2022-3, Class M3 (d)	4.000%	08/25/62	2,500,000	2,281,314
RMF Proprietary Issuance Trust II, Series 2022-1, Class M1 (d)	3.000%	01/25/62	1,400,000	1,312,079
RMF Proprietary Issuance Trust III, Series 2022-1, Class M2 (d)	3.000%	01/25/62	1,000,000	921,320
				144,454,319
Hospitality - 0.4%
BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class B (1* TSFR1M + 255) (a)(d)	6.224%	08/15/42	3,500,000	3,500,051
BX Trust, Series 2026-CSMO, Class A (1* TSFR1M + 140) (a)(d)	5.060%	02/15/42	4,150,000	4,149,980
INTOWN Mortgage Trust, Series 2025-STAY, Class D (1* TSFR1M + 285) (a)(d)	6.523%	03/15/42	1,900,000	1,895,250
MCR Mortgage Trust, Series 2024-TWA, Class D (d)	7.402%	06/12/39	3,500,000	3,517,576
				13,062,857
Industrial - 0.3%
BX Commercial Mortgage Trust, Series 2025-VLT6, Class D (1* TSFR1M + 259) (a)(d)	6.264%	03/15/30	2,300,000	2,274,125
BX Trust, Series VOLT-2025, Class A (1* SOFR30A + 2) (a)(d)	5.700%	12/15/44	8,300,000	8,274,062
				10,548,187
Laboratory - 1.9%
BX Commercial Mortgage Trust, Series 2024-BIO2, Class D (a)(d)	7.713%	08/13/41	6,400,000	6,176,195
Commercial Mortgage Trust, Series 2020-CX, Class A (d)	2.173%	11/10/46	12,175,000	10,362,349
Commercial Mortgage Trust, Series 2020-CX, Class B (d)	2.446%	11/10/46	7,959,000	6,578,527
Life Financial Services Trust, Series 2021-BMR, Class D (1* TSFR1M + 151) (a)(d)	5.187%	03/15/38	7,000,000	6,510,000

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Laboratory - 1.9% (Continued)
Life Financial Services Trust, Series 2021-BMR, Class E (1* TSFR1M + 186) (a)(d)	5.537%	03/15/38	$6,314,700	$5,714,803
Life Financial Services Trust, Series 2022-BMR2, Class A1 (1* TSFR1M + 130) (a)(d)	4.968%	05/15/39	10,250,000	9,891,250
Life Financial Services Trust, Series 2022-BMR2, Class B (1* TSFR1M + 179) (a)(d)	5.466%	05/15/39	3,000,000	2,752,500
Life Financial Services Trust, Series 2022-BMR2, Class C (1* TSFR1M + 209) (a)(d)	5.766%	05/15/39	5,500,000	4,895,000
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A (d)	2.130%	10/10/42	9,060,000	7,718,691
				60,599,315
Multifamily - 1.6%
BX Commercial Mortgage Trust, Series 2024-AIRC, Class D (1* TSFR1M + 309) (a)(d)	6.762%	08/15/39	7,198,185	7,198,185
FREMF Mortgage Trust, Series 2018-KF43, Class B (1* SOFR + 215) (a)(d)	5.535%	01/25/28	236,208	229,945
FREMF Mortgage Trust, Series 2018-KF46, Class B (1* SOFR30A + 206) (a)(d)	5.744%	03/25/28	127,905	124,128
FREMF Mortgage Trust, Series 2018-KF48, Class B (1* SOFR + 205) (a)(d)	5.844%	06/25/28	1,438,424	1,376,998
FREMF Mortgage Trust, Series 2018-KF50, Class B (1* SOFR + 190) (a)(d)	5.694%	07/25/28	338,254	327,005
FREMF Mortgage Trust, Series 2019-KF57, Class B (1* SOFR + 225) (a)(d)	6.044%	01/25/29	1,054,297	1,012,931
FREMF Mortgage Trust, Series 2019-KF67, Class B (1* SOFR + 225) (a)(d)	6.033%	08/25/29	171,222	163,400
MultiFamily Connecticut Avenue, Series 2024-01, Class M7 (1* SOFR30A + 275) (a)(d)	6.412%	07/25/54	7,237,642	7,318,733
MultiFamily Connecticut Avenue, Series 2025-01, Class M1 (1* SOFR30A + 240) (a)(d)	6.062%	05/25/55	4,596,507	4,664,367
MultiFamily Structured Credit Risk Notes, Series 2021-MN2, Class M2 (1* SOFR30A + 335) (a)(d)	7.212%	07/25/41	9,378,332	9,378,343

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily - 1.6% (Continued)
MultiFamily Structured Credit Risk Notes, Series 2024-MN9, Class M1 (1* SOFR30A + 245) (a)(d)	6.112%	10/25/44	$5,069,746	$5,111,511
MultiFamily Structured Credit Risk Notes, Series 2025-MN10, Class M-1 (1* SOFR30A + 205) (a)(d)	5.712%	02/25/45	3,957,762	3,923,027
MultiFamily Structured Credit Risk Notes, Series 2025-MN10, Class M-2 (1* SOFR30A + 285) (a)(d)	6.512%	02/25/45	1,550,000	1,557,606
MultiFamily Structured Credit Risk Notes, Series 2025-MN12, Class M1 (d)	5.412%	11/25/45	4,984,434	4,980,874
MultiFamily Structured Credit Risk Notes, Series 2021-MN1, Class M-1 (1* SOFR + 200) (a)(d)	5.662%	01/25/51	436,453	435,672
MultiFamily Structured Credit Risk Notes, Series 2021-MN3, Class M-1 (1* SOFR + 230) (a)(d)	5.962%	11/25/51	2,376,125	2,377,893
MultiFamily Structured Credit Risk Notes, Series 2022-MN4, Class M-1 (1* SOFR + 425) (a)(d)	7.912%	05/25/52	2,668,530	2,718,846
				52,899,464
Non-Agency MBS 2.0 - 0.5%
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3 (1* SOFR + 155) (a)	5.212%	02/25/50	542,288	528,974
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (1* SOFR + 130) (a)(d)	4.962%	03/25/51	504,675	503,687
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (1* SOFR + 180) (a)(d)	5.462%	03/25/51	1,396,654	1,389,687
Redwood Funding Trust, Series 2025-RR1, Class A1 (d)	6.767%	06/27/28	5,531,054	5,534,146
Redwood Funding Trust, Series 2025-2, Class A (d)	7.112%	05/27/55	1,537,372	1,537,429
REMIC Funding Trust, Series 2024-2, Class A1 (d)	7.112%	09/27/28	4,919,615	4,899,558

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non-Agency MBS 2.0 - 0.5% (Continued)
REMIC Funding Trust, Series 2024-2, Class A2 (d)	8.806%	09/27/28	$1,948,362	$1,938,293
				16,331,774
Non-Performing Loan - 0.1%
Saluda Grade Alternative Mortgage Trust, Series 2025-NPL2, Class A1 (d)	7.774%	05/25/30	4,063,067	4,093,768

Office - 1.0%
Banc of America Merrill Lynch Commercial Mortgage, Series 2020-BOC, Class A (d)	2.627%	01/15/32	2,350,000	2,133,071
COLEM Mortgage Trust, Series 2022-HLNE, Class B (d)	2.461%	04/12/42	3,000,000	2,792,160
Drop Mortgage Trust, Series 2021-FILE, Class A (1* TSFR1M + 126) (a)(d)	4.937%	10/15/43	3,500,000	3,482,500
Drop Mortgage Trust, Series 2021-FILE, Class B (1* TSFR1M + 181) (a)(d)	5.487%	10/15/43	10,300,000	10,222,750
NYT Mortgage Trust, Series 2019-NYT, Class C (1* TSFR1M + 200) (a)(d)	5.420%	12/15/35	2,700,000	2,612,263
NYT Mortgage Trust, Series 2019-NYT, Class D (1* TSFR1M + 230) (a)(d)	5.720%	12/15/35	2,500,000	2,337,513
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class B (d)	6.013%	09/15/40	5,000,000	4,940,132
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class D (d)	8.623%	09/15/40	4,250,000	4,213,857
				32,734,246
Residential Transition Loan - 1.7%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (d)	3.280%	12/31/26	300,326	228,623
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A2 (d)(e)	7.610%	12/31/26	4,788	178
Colony American Finance Ltd., Series 2026-R1, Class A1 (d)	6.773%	03/25/36	9,625,000	9,614,047
Easy STG Mortgage Loan Trust, Series 2025-RTL1, Class A2 (d)	8.299%	05/25/40	3,750,000	3,787,408

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Residential Transition Loan - 1.7% (Continued)
Fidelis Mortgage Trust, Series 25-RTL1, Class A-2 (d)	6.220%	02/27/40	$2,200,000	$2,216,840
Homeward Opportunities Funding Trust, Series 2024-RRTL2, Class A-2 (d)	6.369%	09/25/39	4,000,000	4,001,608
LHOME Mortgage Trust, Series 2024-RTL2, Class A2 (d)	9.537%	03/25/29	1,500,000	1,505,829
LHOME Mortgage Trust, Series 2024-RTL3, Class A2 (d)	8.373%	05/25/29	4,000,000	4,036,347
LHOME Mortgage Trust, Series 2025-RTL1, Class A1 (d)	5.652%	01/25/40	8,000,000	8,026,779
LHOME Mortgage Trust, Series 2025-RTL1, Class A2 (d)	5.952%	01/25/40	8,950,000	8,977,550
ROC Mortgage Trust, Series 2025-RTL1, Class A2 (d)	6.114%	02/25/40	8,000,000	8,034,361
ROC Securities Trust, Series 2021-RTL1, Class A2 (d)	3.351%	08/25/26	1,062,776	1,061,536
TVC Mortgage Trust, Series 2024-RRTL1, Class A2 (d)	5.956%	07/25/39	2,000,000	2,005,917
				53,497,023
Second Lien - 1.8%
Achieve Mortgage, Series 2024-HE2, Class A (d)	5.350%	10/25/39	2,810,398	2,815,043
Achieve Mortgage, Series 2025-HE1, Class A (d)	5.920%	03/25/55	4,389,561	4,441,944
HTAP Trust, Series 2024-1, Class A (d)	7.000%	04/25/37	5,829,802	5,835,160
HTAP Trust, Series 2024-1, Class B (d)	7.500%	04/25/37	2,630,000	2,579,101
HTAP Trust, Series 2024-2, Class A (d)	6.500%	04/25/42	9,750,422	9,673,004
Point Securitization Trust, Series 2024-1, Class A1 (d)	6.500%	06/25/54	4,242,558	4,241,313
Point Securitization Trust, Series 2025-1, Class A1 (d)	6.250%	06/25/55	2,705,887	2,705,453
Point Securitization Trust, Series 2025-2, Class A1 (d)	5.750%	09/25/55	3,639,249	3,585,988
Point Securitization Trust, Series 2026-1, Class A1 (d)	5.250%	02/25/56	6,250,000	6,089,875

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Second Lien - 1.8% (Continued)
Splitero Trust, Series 2025-1, Class A1 (d)	5.750%	12/25/55	$3,125,000	$3,069,485
Unlock HEA Trust, Series 2024-1, Class A (d)	7.000%	04/25/39	8,033,424	8,006,026
Unlock HEA Trust, Series 2024-2, Class A (d)	6.500%	10/25/39	4,289,984	4,278,433
Unlock HEA Trust, Series 2025-2, Class A (d)	6.000%	11/25/41	1,718,052	1,701,313
				59,022,138
Single Family Rental - 0.7%
Home Partners of America Trust, Series 2019-1, Class B (d)	3.157%	09/17/39	457,309	447,411
Home Partners of America Trust, Series 2019-2, Class B (d)	2.922%	10/19/39	4,579,254	4,468,396
Progress Residential Trust, Series 2024-SFR5, Class E1 (d)	3.375%	08/09/29	3,000,000	2,768,747
Progress Residential Trust, Series 2021-SFR5, Class E1 (d)	2.209%	07/17/38	2,500,000	2,480,089
Progress Residential Trust, Series 2021-SFR5, Class E2 (d)	2.359%	07/17/38	3,600,000	3,571,628
Progress Residential Trust, Series 2024-SFR2, Class E1 (d)	3.400%	04/17/41	2,000,000	1,881,427
Progress Residential Trust, Series 2025-SFR1, Class D (d)	3.650%	02/17/42	4,500,000	4,215,079
Tricon American Homes, Series 2020-SFR1, Class A (d)	1.499%	07/17/38	1,265,335	1,253,727
				21,086,504
Small Business - 0.7%
Kapitus Asset Securitization, LLC, Series 2024-4R, Class A (d)	5.490%	09/10/31	4,700,000	4,707,544
Kapitus Asset Securitization, LLC, Series 2024-4R, Class C (d)	7.150%	09/10/31	5,100,000	5,082,436
Kapitus Asset Securitization, LLC, Series 2024-4, Class C (d)	7.150%	09/10/31	350,000	348,795
Newtek Alternative Loan Program, Series 2024-1, Class B (d)	7.710%	12/27/49	2,454,612	2,483,706
Newtek Alternative Loan Program, Series 2026-1, Class A (d)	5.720%	06/26/51	2,622,838	2,613,803

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Small Business - 0.7% (Continued)
Newtek Alternative Loan Program, Series 2026-1, Class B (d)	7.180%	06/26/51	$1,140,364	$1,146,016
Newtek Small Business Loan Trust, Series 2022-1, Class B (1* SOFR + 375) (a)(d)	7.000%	10/25/49	596,117	592,187
Newtek Small Business Loan Trust, Series 2023-1, Class B (1* Prime + 75) (a)(d)	7.500%	07/25/50	1,656,293	1,652,391
OnDeck Asset Securitization Trust, Series 2024-2A, Class B (d)	5.420%	10/17/31	1,300,000	1,288,387
RFS Asset Securitization II, LLC, Series 2024-1, Class C (d)	8.349%	07/15/31	2,000,000	2,025,348
				21,940,613
Student Loan - 0.3%
Ascent Career Funding Trust, Series 2024-1A, Class A (d)	6.770%	10/25/32	1,333,747	1,341,249
Ascent Career Funding Trust, Series 2024-1A, Class B (d)	9.730%	10/25/32	2,000,000	2,037,273
Bayview Opportunity Master Fund, Series 2025-EDU1, Class D (1* SOFR30A + 225) (a)(d)	5.912%	07/27/48	3,508,843	3,499,992
College Ave Student Loans, Series 2018-A, Class B (d)	4.750%	12/26/47	33,258	32,822
College Ave Student Loans, Series 2018-A, Class C (d)	5.500%	12/26/47	22,892	22,687
College Ave Student Loans, Series 2019-A, Class C (d)	4.460%	12/28/48	95,180	93,231
College Ave Student Loans, Series 2019-A, Class A1 (1* SOFR + 140) (a)(d)	5.193%	12/28/48	55,524	55,697
College Ave Student Loans, Series 2021-A, Class B (d)	2.320%	07/25/51	266,559	247,251
College Ave Student Loans, Series 2021-A, Class D (d)	4.120%	07/25/51	202,461	192,338
Prodigy Finance, Series 2021-1A, Class A (1* TSFR1M + 136) (a)(d)	5.043%	07/25/51	115,422	115,143
SMB Private Education Loan Trust, Series 2018-C, Class B (d)	4.000%	11/17/42	200,000	196,157

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan - 0.3% (Continued)
Social Professional Loan Program, Series 2020-A, Class BFX (d)	3.120%	05/15/46	$425,000	$383,891
Social Professional Loan Program, Series 2018-D, Class BFX (d)	4.140%	02/25/48	500,000	483,126
Social Professional Loan Program, Series 2019-B, Class BFX (d)	3.730%	08/17/48	750,000	705,425
Social Professional Loan Program, Series 2019-C, Class BFX (d)	3.050%	11/16/48	1,669,000	1,511,749
				10,918,031
Unsecured Consumer - 4.7%
ACHV ABS Trust, Series 2023-3PL, Class D (d)	8.360%	08/19/30	1,218,497	1,219,756
ACHV ABS Trust, Series 2024-3AL, Class D (d)	6.750%	12/26/31	2,273,936	2,296,013
Affirm, Inc., Series 2025-X1, Class D (d)	6.110%	04/15/30	5,750,000	5,775,215
AMCR ABS Trust, Series 2023-1, Class B (d)	8.700%	01/21/31	98,248	98,374
AMCR ABS Trust, Series 2024-A, Class A (d)	6.260%	08/18/31	4,830	4,832
AMCR ABS Trust, Series 2026-A, Class B (d)	6.280%	05/18/33	4,800,000	4,799,530
Bankers Healthcare Group Securitization Trust, Series 2023-B, Class C (d)	8.150%	12/17/36	1,000,000	1,029,415
Cherry Securitization Trust, Series 2024-1A, Class A (d)	5.700%	04/15/32	2,750,000	2,761,601
Cherry Securitization Trust, Series 2025-1A, Class A (d)	6.130%	11/15/32	12,400,000	12,521,191
Freedom Financial Trust, Series 2022-3FP, Class D (d)	7.360%	08/20/29	571,359	572,392
Lendmark Funding Trust, Series 2020-2, Class B (d)	3.540%	04/21/31	1,195,000	1,171,622
Lendmark Funding Trust, Series 2020-2A, Class C (d)	4.690%	04/21/31	550,000	540,334
Lendmark Funding Trust, Series 2021-1A, Class C (d)	3.410%	11/20/31	750,000	715,843
Lendmark Funding Trust, Series 2025-2A, Class D (d)	5.980%	10/20/34	7,800,000	7,807,050
Mariner Finance Issuance Trust, Series 2021-AA, Class D (d)	4.340%	03/20/36	1,000,000	965,478

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 4.7% (Continued)
Mariner Finance Issuance Trust, Series 2024-AA, Class D (d)	6.770%	09/22/36	$3,250,000	$3,303,215
Oportun Funding, LLC, Series 2024-3, Class C (d)	6.250%	08/15/29	1,725,000	1,728,868
Oportun Funding, LLC, Series 2021-B, Class A (d)	1.470%	05/08/31	448,471	440,882
Oportun Funding, LLC, Series 2021-B, Class C (d)	3.650%	05/08/31	1,110,486	1,100,613
Oportun Funding, LLC, Series 2021-C, Class A (d)	2.180%	10/08/31	578,462	570,657
Oportun Funding, LLC, Series 2021-C, Class B (d)	2.670%	10/08/31	959,838	946,390
Oportun Funding, LLC, Series 2025-D, Class C (d)	5.800%	02/08/33	6,000,000	6,005,459
Oportun Funding, LLC, Series 2025-D, Class D (d)	6.970%	02/08/33	9,735,000	9,823,939
Oportun Funding, LLC, Series 2025-C, Class D (d)	5.910%	07/08/33	3,300,000	3,290,138
Pagaya AI Debt Selection Trust, Series 2024-2, Class C (d)	7.573%	08/15/31	1,413,110	1,414,279
Pagaya AI Debt Selection Trust, Series 2025-1, Class D (d)	6.282%	07/15/32	2,815,633	2,820,379
Pagaya AI Debt Selection Trust, Series 2025-5, Class B (d)	5.440%	03/15/33	7,774,700	7,786,920
Pagaya AI Debt Selection Trust, Series 2025-7, Class B (d)	5.064%	05/15/33	7,998,573	7,951,514
Pagaya AI Debt Selection Trust, Series 2025-8, Class B (d)	5.409%	07/15/33	3,800,000	3,786,919
Pagaya AI Debt Selection Trust, Series 2026-1, Class B (d)	5.370%	09/15/33	8,650,000	8,627,933
Pagaya Point of Sale Holdings, Series 2025-1, Class A (d)	5.715%	01/20/34	5,500,000	5,519,345
Pagaya Point of Sale Holdings, Series 2025-1, Class D (d)	6.739%	01/20/34	2,500,000	2,512,820
RCKT Trust, Series 2025-1A, Class C (d)	5.160%	07/25/34	4,050,000	4,051,360

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 4.7% (Continued)
RCKT Trust, Series 2025-1A, Class D (d)	5.420%	07/25/34	$1,850,000	$1,845,730
Reach Financial, LLC, Series 2024-1A, Class B (d)	6.290%	02/18/31	1,835,987	1,846,510
Reach Financial, LLC, Series 2024-1A, Class C (d)	6.900%	02/18/31	1,150,000	1,171,449
Reach Financial, LLC, Series 2025-1A, Class B (d)	5.340%	08/16/32	4,500,000	4,534,103
Reach Financial, LLC, Series 2025-1A, Class C (d)	5.990%	08/16/32	1,800,000	1,821,359
Regional Management Issuance Trust, Series 2021-2, Class C (d)	3.230%	08/15/33	650,000	611,122
Republic Finance Issuance Trust, Series 2024-A, Class C (d)	8.350%	08/20/32	1,750,000	1,764,012
Upgrade Master Pass-Thru Trust, Series 2025-ST2, Class NT (d)	6.110%	06/15/32	5,818,473	5,862,389
Upgrade Master Pass-Thru Trust, Series 2025-ST5, Class B (d)	5.254%	09/15/32	5,500,000	5,492,330
Upgrade Master Pass-Thru Trust, Series 2025-ST5, Class C (d)	5.923%	09/15/32	10,450,000	10,420,696
Upstart Structured Pass-Through Trust, Series 2022-2A, Class A (d)	4.250%	06/17/30	104,625	104,373
				149,434,349

Total Securitized (Cost $1,958,804,629)				$1,946,793,665

Treasury - 21.0%	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Inflation-Protected Notes	0.125%	04/15/26	$6,188,650	$6,192,595
U.S. Treasury Notes	2.250%	08/15/27	2,000,000	1,957,813
U.S. Treasury Notes	0.500%	10/31/27	11,000,000	10,440,117
U.S. Treasury Notes	1.250%	09/30/28	30,000,000	28,174,219
U.S. Treasury Notes (b)	3.875%	11/30/29	17,600,000	17,595,875
U.S. Treasury Notes	0.625%	08/15/30	81,000,000	70,343,438
U.S. Treasury STRIPS	0.000%	11/15/31	5,000,000	3,983,410

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Treasury - 21.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury STRIPS	0.000%	02/15/33	$2,000,000	$1,503,836
U.S. Treasury STRIPS	0.000%	05/15/33	2,100,000	1,560,466
U.S. Treasury STRIPS	0.000%	08/15/33	7,000,000	5,138,610
U.S. Treasury Notes (b)	4.000%	02/15/34	80,000,000	78,912,500
U.S. Treasury STRIPS	0.000%	08/15/34	12,000,000	8,379,993
U.S. Treasury STRIPS	0.000%	11/15/34	10,000,000	6,896,027
U.S. Treasury STRIPS	0.000%	05/15/35	10,000,000	6,725,254
U.S. Treasury STRIPS	0.000%	02/15/36	15,000,000	9,698,219
U.S. Treasury STRIPS	0.000%	02/15/37	20,000,000	12,227,237
U.S. Treasury STRIPS	0.000%	02/15/38	40,000,000	23,092,507
U.S. Treasury STRIPS	0.000%	11/15/38	60,000,000	33,149,378
U.S. Treasury Bonds	1.125%	08/15/40	60,000,000	37,403,906
U.S. Treasury Bonds	1.375%	11/15/40	55,000,000	35,427,734
U.S. Treasury STRIPS	0.000%	08/15/41	15,000,000	7,011,713
U.S. Treasury Inflation-Protected Notes	0.625%	02/15/43	48,002,220	35,347,642
U.S. Treasury STRIPS	0.000%	08/15/43	15,000,000	6,212,864
U.S. Treasury STRIPS	0.000%	08/15/44	35,000,000	13,678,954
U.S. Treasury Bonds	2.250%	08/15/46	60,000,000	39,110,156
U.S. Treasury Bonds	3.000%	02/15/48	160,000,000	117,987,501
U.S. Treasury Bonds	1.250%	05/15/50	20,000,000	9,491,406
U.S. Treasury Bonds	1.625%	11/15/50	90,000,000	46,958,203
Total Treasury (Cost $701,946,463)				$674,601,573

Registered Investment Companies - 3.0%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 3.60% (g)	75,977,700	$75,977,700
State Street Navigator Securities Lending Portfolio I, 3.39% (g)(h)	18,503,588	18,503,588
Total Registered Investment Companies (Cost $94,481,288)		$94,481,288

Total Investment Securities - 100.4% (Cost $3,269,046,340)		$3,228,479,720

Liabilities in Excess of Other Assets - (0.4)%		(12,462,778)

Net Assets - 100.0%		$3,216,016,942

(a)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2026. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2026 was $87,875,928.
(c)	Percentage rounds to less than 0.1%.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of March 31, 2026 was $1,030,178,087, representing 32.0% of net assets.
(e)	Illiquid security as determined under procedures approved by the Board of Trustees. The total value of these securities as of March 31, 2026 was $6,325,141 representing 0.2% of net assets.
(f)	Non-income producing security - security in default.
(g)	The rate shown is the 7-day effective yield as of March 31, 2026.
(h)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $71,769,963.

BV - Besloten Vennootschap

CV - Convertible Security

IO - Interest Only

NA - National Association

NV - Naamloze Vennootschap

plc - Public Limited Company

PO - Principal Only

Prime - Short-term interest rate in the banking system of the U.S.

REIT - Real Estate Investment Trust
SA - Societe Anonyme

SOFR - Secured Overnight Financing Rate

TSFR - CME Term SOFR

Diamond Hill Core Plus Bond Fund

Schedule of Investments

March 31, 2026 (Unaudited)

Corporate Credit - 21.9%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 5.0%
American Express Co. (a)	5.085%	01/30/31	$25,000	$25,423
American Express Co.	4.456%	02/10/32	50,000	49,482
Bank of America Corp.	3.194%	07/23/30	250,000	239,765
Bank of America Corp. (a)	2.687%	04/22/32	150,000	135,933
Bank of America Corp., Series N	2.972%	02/04/33	205,000	185,569
Bank of New York Mellon Corp. (The), Series J	5.316%	06/06/36	125,000	126,746
Bank OZK (1* TSFR3M + 209) (a)	2.750%	10/01/31	100,000	95,680
Capital One Financial Corp. (b)	4.493%	09/11/31	150,000	147,280
Capital One Financial Corp.	5.197%	09/11/36	40,000	38,777
Citigroup, Inc.	1.462%	06/09/27	100,000	99,424
Citigroup, Inc.	2.666%	01/29/31	250,000	231,922
Citigroup, Inc.	2.561%	05/01/32	50,000	44,727
Citigroup, Inc.	3.057%	01/25/33	125,000	113,042
Fifth Third Bancorp	4.895%	09/06/30	100,000	100,333
Goldman Sachs Group, Inc. (The)	4.692%	10/23/30	200,000	200,157
Goldman Sachs Group, Inc. (The)	1.992%	01/27/32	40,000	35,105
Goldman Sachs Group, Inc. (The) (a)	4.939%	10/21/36	300,000	290,525
Huntington Bancshares	5.272%	01/15/31	50,000	50,758
JPMorgan Chase & Co. (1* TSFR3M + 121) (a)	3.509%	01/23/29	80,000	78,707
JPMorgan Chase & Co.	4.603%	10/22/30	250,000	250,533
JPMorgan Chase & Co. (a)	1.953%	02/04/32	500,000	440,249
KeyCorp	4.789%	06/01/33	100,000	97,721
Morgan Stanley, Series I	5.230%	01/15/31	200,000	203,076
Morgan Stanley, Series GMTN (1* SOFR + 114) (a)	2.699%	01/22/31	375,000	348,196
PNC Financial Services Group, Inc. (The)	6.037%	10/28/33	75,000	79,322
Royal Bank of Canada	4.522%	10/18/28	50,000	50,055
State Street Corp.	2.623%	02/07/33	100,000	88,992
Toronto-Dominion Bank (The)	4.861%	01/31/28	75,000	75,604
Truist Financial Corp., Series I (a)	5.071%	05/20/31	50,000	50,545
Truist Financial Corp.	4.597%	01/27/32	75,000	74,201
US Bancorp	2.677%	01/27/33	175,000	155,575
Wells Fargo & Co.	2.572%	02/11/31	100,000	92,498
Wells Fargo & Co.	3.350%	03/02/33	175,000	160,683
Wells Fargo & Co. (a)	5.211%	12/03/35	100,000	99,558

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Corporate Credit - 21.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 5.0% (Continued)
Western Alliance Bancorp (b)	3.000%	06/15/31	$50,000	$47,912
Western Alliance Bank	6.537%	11/15/35	100,000	97,943
				4,702,018
Basic Industry - 0.3%
Chemours Co. (c)	7.875%	03/15/34	150,000	149,956
FMC Corp. (b)	6.375%	05/18/53	50,000	37,673
Magnera Corp. (c)	4.750%	11/15/29	50,000	45,138
				232,767
Brokerage Asset Managers Exchanges - 0.6%
Blackstone Registered Finance Co., LLC	4.300%	11/03/30	50,000	49,214
Citadel Finance, LLC (c)	4.750%	02/14/29	250,000	244,946
Osaic Holdings, Inc. (c)	6.750%	08/01/32	75,000	75,009
Osaic Holdings, Inc. (c)	8.000%	08/01/32	75,000	74,040
StoneX Escrow Issuer, LLC (c)	6.875%	07/15/32	100,000	101,063
				544,272
Capital Goods - 0.8%
Bluelinx Holdings, Inc. (b)(c)	6.000%	11/15/29	50,000	48,495
Caterpillar, Inc. (b)	5.200%	05/15/35	50,000	51,221
Cyprium Corp. / Cyprium Holdings (c)	6.375%	04/15/34	150,000	145,596
Honeywell Aerospace, Inc. (c)	4.600%	03/16/33	150,000	148,279
Johnson Controls International plc	4.900%	12/01/32	50,000	50,192
L3 Harris Technologies, Inc.	1.800%	01/15/31	70,000	61,316
RTX Corp.	2.375%	03/15/32	100,000	88,038
Textron Financial Corp. (1* TSFR3M + 200) (a)(c)	5.649%	02/15/42	125,000	111,945
Waste Management, Inc.	4.950%	03/15/35	50,000	50,123
				755,205
Communications - 1.3%
AT&T, Inc.	2.550%	12/01/33	225,000	190,403
Comcast Corp. (b)	1.950%	01/15/31	25,000	22,179
Deluxe Corp. (c)	8.125%	09/15/29	75,000	77,856
HTA Group Ltd. (c)	6.750%	04/01/31	200,000	197,638
Oak-Eagle Acquireco, Inc. (c)	7.250%	07/01/33	250,000	259,024
Snap, Inc. (c)	6.875%	03/01/33	75,000	70,820
Telus Corp. (a)	7.000%	10/15/55	100,000	102,085

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Corporate Credit - 21.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Communications - 1.3% (Continued)
T-Mobile USA, Inc. (b)	5.050%	07/15/33	$250,000	$251,731
Verizon Wireless	5.000%	01/15/36	75,000	73,447
				1,245,183
Consumer Cyclical - 2.8%
Advance Auto Parts, Inc. (b)(c)	7.375%	08/01/33	75,000	75,960
Amazon.com, Inc.	5.650%	03/13/46	25,000	24,914
American Honda Finance	4.250%	09/01/28	20,000	19,834
Aptiv plc / Aptiv Global Financing DAC (a)	6.875%	12/15/54	200,000	201,864
Bath & Body Works, Inc.	6.875%	11/01/35	70,000	68,857
Champions Financing, Inc. (b)(c)	8.750%	02/15/29	100,000	89,683
CVS Health Corp. (b)	3.750%	04/01/30	100,000	96,628
Dollar Tree, Inc.	4.200%	05/15/28	100,000	99,325
Dream Finders Home, Inc. (c)	6.875%	09/15/30	125,000	119,598
Ford Motor Co., Class B	3.250%	02/12/32	85,000	73,827
General Motors Co. (b)	5.625%	04/15/30	175,000	179,927
General Motors Financial Co., Inc. (b)	5.900%	01/07/35	50,000	50,894
Hyundai Capital America (c)	5.400%	06/24/31	100,000	101,736
Hyundai Capital America, Series A (c)	4.750%	09/26/31	75,000	74,220
K Hovnanian Enterprises, Inc. (c)	8.000%	04/01/31	100,000	98,868
K Hovnanian Enterprises, Inc. (c)	8.375%	10/01/33	100,000	98,889
Kingpin Intermediate Holdings, LLC (b)(c)	7.250%	10/15/32	75,000	66,268
Lowe's Cos., Inc. (b)	2.800%	09/15/41	125,000	88,024
Mohegan Tribal Gaming Authority / MS Digital (c)	8.250%	04/15/30	60,000	61,424
Mohegan Tribal Gaming Authority / MS Digital (c)	11.875%	04/15/31	40,000	41,671
New Flyer Holdings, Inc. (c)	9.250%	07/01/30	100,000	106,884
Petco Health & Wellness (c)	8.250%	02/01/31	100,000	99,863
Target Corp. (b)	5.000%	04/15/35	50,000	50,198
Toyota Motor Credit Corp.	4.650%	09/03/32	20,000	19,852
Toyota Motor Credit Corp.	4.600%	03/11/33	25,000	24,614
Toyota Motor Credit Corp., Series B	5.350%	01/09/35	50,000	51,126
Trinet Group, Inc. (c)	3.500%	03/01/29	75,000	67,986
Under Armour, Inc. (b)(c)	7.250%	07/15/30	150,000	151,530
VF Corp.	6.450%	11/01/37	100,000	94,855

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Corporate Credit - 21.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Cyclical - 2.8% (Continued)
Victra Holdings, LLC (b)(c)	8.750%	09/15/29	$100,000	$103,786
Wayfair, Inc. (c)	6.750%	11/15/32	125,000	125,949
				2,629,054
Consumer Non-Cyclical - 1.4%
Champ Acquisition Corp. (c)	8.375%	12/01/31	70,000	73,369
Emergent BioSolutions, Inc. (c)	3.875%	08/15/28	50,000	42,189
Global Medical Response, Inc. (c)	7.375%	10/01/32	100,000	103,844
HCA, Inc. (b)	4.300%	11/15/30	50,000	49,174
Industrial F&B Investments III, Inc. (c)	7.750%	02/11/33	100,000	101,035
Kroger Co. (The) (b)	1.700%	01/15/31	50,000	43,688
Land O Lakes Capital Trust I (c)	7.450%	03/15/28	50,000	51,096
National Mentor Holdings, Inc. (b)(c)	10.500%	12/15/30	100,000	103,218
Pfizer, Inc.	7.200%	03/15/39	50,000	58,448
Phillip Morris International, Inc.	5.375%	02/15/33	125,000	128,468
Post Holdings, Inc. (c)	6.250%	10/15/34	100,000	97,921
Turning Point Brands, Inc. (c)	7.625%	03/15/32	100,000	102,340
U.S. Acute Care Solutions, LLC (c)	9.750%	05/15/29	150,000	144,907
Viking Baked Goods Acquisition Corp. (c)	8.625%	11/01/31	110,000	108,847
Whirlpool Corp.	6.500%	06/15/33	100,000	94,743
				1,303,287
Electric - 1.9%
AES Corp. (The)	6.950%	07/15/55	100,000	93,298
Algonquin Power & Utilities Corp., Series 2022-B (a)	4.750%	01/18/82	70,000	68,081
Alpha Generation, LLC (c)	6.250%	01/15/34	100,000	98,234
Dominion Energy South Carolina, Inc., Series A (b)	5.300%	01/15/35	50,000	51,067
DTE Electric Co. (b)	4.850%	03/01/36	25,000	24,531
Duke Energy Carolinas SC Storm Funding, LLC	4.898%	03/01/44	130,000	128,300
Duke Energy Carolinas, LLC	5.250%	03/15/35	100,000	101,568
Duke Energy Corp. (b)	4.950%	09/15/35	30,000	29,245
Eversource Energy (a)(b)	6.350%	08/15/56	200,000	197,291
Florida Power & Light Co.	3.800%	12/15/42	50,000	40,357
NextEra Energy Operating Partners, LP (b)(c)	7.250%	01/15/29	75,000	77,187
NYSEG Storm Funding, LLC, Series 2025-A	4.713%	05/01/31	122,165	122,962

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Corporate Credit - 21.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Electric - 1.9% (Continued)
Public Service Electric & Gas Co. (b)	4.900%	08/15/35	$90,000	$89,305
Puget Energy, Inc. (a)(c)	7.250%	09/15/56	150,000	149,367
Swepco Storm Recovery Funding, LLC, Series 2024-A	4.880%	09/01/39	311,036	310,622
Threelands Ltd. SARL (c)	7.450%	10/20/35	200,000	202,440
				1,783,855
Energy - 2.0%
Altagas Ltd. (a)(c)	7.200%	10/15/54	100,000	101,398
BP Capital Markets America, Inc. (b)	4.812%	02/13/33	50,000	50,162
Bristow Group, Inc. (c)	6.750%	02/01/33	100,000	101,074
Calumet Specialty Products (c)	9.750%	02/15/31	100,000	106,236
CHC Group, LLC (c)	11.750%	09/01/30	150,000	145,400
Civitas Resources, Inc. (c)	9.625%	06/15/33	50,000	55,236
Energy Transfer, LP	5.600%	09/01/34	150,000	152,875
Excelerate Energy, LP (c)	8.000%	05/15/30	150,000	156,991
Global Partners, LP / GLP Finance Corp. (c)	7.125%	07/01/33	100,000	100,816
Helmerich & Payne, Inc. (b)	4.650%	12/01/27	50,000	50,049
HF Sinclair Corp.	5.750%	01/15/31	100,000	102,175
Hilcorp Energy I, LP / Hilcorp Finance Co. (b)(c)	7.250%	02/15/35	100,000	99,691
MPLX, LP	5.500%	06/01/34	80,000	80,823
Phillips 66 Co. (b)	4.950%	03/15/35	50,000	49,232
SESI, LLC (c)	7.875%	09/30/30	200,000	203,942
Shell Finance US, Inc. (b)	4.750%	01/06/36	125,000	122,886
TransCanada Pipelines Ltd.	7.000%	06/01/65	75,000	76,137
Transmontaigne Partners, LLC (c)	8.500%	06/15/30	75,000	75,821
Valero Energy Corp.	5.150%	02/15/30	25,000	25,545
				1,856,489
Finance Companies - 0.6%
Atlanticus Holdings Corp. (b)(c)	9.750%	09/01/30	100,000	89,898
Bread Financial Holdings, Inc. (c)	6.750%	05/15/31	50,000	49,612
Bread Financial Holdings, Inc. (b)(c)	8.375%	06/15/35	50,000	50,554
Freedom Mortgage Holdings, LLC (c)	7.875%	04/01/33	100,000	93,757
LFS Topco, LLC (b)(c)	8.750%	07/15/30	100,000	95,544
Provident Funding Associates, LP / PFG Finance Corp. (c)	9.750%	09/15/29	70,000	71,862

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Corporate Credit - 21.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Finance Companies - 0.6% (Continued)
Stonebriar ABF, LLC (c)	8.125%	12/15/30	$75,000	$77,523
TrueNoord Capital DAC (c)	8.750%	03/01/30	75,000	76,581
				605,331
Financial-Other - 0.3%
Cipher Compue, LLC (c)	7.125%	11/15/30	75,000	77,702
Icahn Enterprises, LP (c)	10.000%	11/15/29	100,000	98,515
PPH Escrow Issuer, LLC (c)	9.875%	11/01/29	150,000	144,740
				320,957
Industrials-Other - 0.1%
Brundage-Bone Concrete Pumping Holdings, Inc. (c)	7.500%	02/01/32	100,000	101,046

Insurance - 2.1%
Acrisure, LLC (c)	8.500%	06/15/29	100,000	99,051
Anthem, Inc.	4.600%	09/15/32	90,000	88,641
Asurion, LLC (c)	8.000%	12/31/32	150,000	155,617
Equitable Financial Life Global Funding (c)	1.800%	03/08/28	25,000	23,699
Equitable Financial Life Global Funding (b)(c)	5.000%	03/27/30	25,000	25,198
Jackson National Life Global Funding (c)	4.550%	09/09/30	20,000	19,593
Lincoln Financial Global Funding (c)	4.625%	05/28/28	70,000	70,010
Lincoln Financial Global Funding (c)	4.625%	08/18/30	40,000	39,580
MassMutual Global Funding (c)	5.150%	05/30/29	200,000	203,858
Met Life Global Funding I (c)	5.050%	01/08/34	150,000	150,771
New York Life Global Funding (c)	4.600%	12/05/29	100,000	100,587
Northwestern Mutual Global Funding, Series 2025-1 (c)	4.960%	01/13/30	100,000	101,245
Northwestern Mutual Global Funding (c)	4.300%	01/13/31	25,000	24,648
Northwestern Mutual Global Funding (b)(c)	5.160%	05/28/31	50,000	51,158
Pacific Life Global Fund II (c)	1.450%	01/20/28	100,000	95,028
Pricoa Global Funding I (c)	5.350%	05/28/35	150,000	151,384
Principal Life Global Funding II, Series 50 (c)	4.800%	01/09/28	100,000	100,618
Principal Life Global Funding II (c)	4.450%	01/13/31	25,000	24,658
Protective Life Global Funding (c)	4.772%	12/09/29	150,000	150,482
Protective Life Global Funding (c)	5.432%	01/14/32	150,000	153,606

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Corporate Credit - 21.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Insurance - 2.1% (Continued)
UnitedHealth Group, Inc.	5.000%	04/15/34	$100,000	$100,078
				1,929,510
Natural Gas - 0.1%
Sempra Energy (a)(b)	6.400%	10/01/54	100,000	99,687

REITS - 0.3%
CubeSmart LP	3.000%	02/15/30	150,000	141,426
Extra Space Storage, LP	5.700%	04/01/28	50,000	51,053
Realty Income Corp.	4.750%	04/15/33	50,000	49,321
				241,800
Technology - 1.9%
Alphabet, Inc.	5.300%	05/15/65	10,000	9,256
Alphabet, Inc.	5.700%	11/15/75	50,000	48,458
APLD ComputeCo 2, LLC (c)	6.750%	03/15/31	150,000	148,908
APLD ComputeCo, LLC (c)	9.250%	12/15/30	100,000	103,032
Broadcom, Inc. (c)	4.150%	04/15/32	100,000	96,750
Broadcom, Inc.	4.800%	02/15/36	55,000	53,621
Capstone Borrower, Inc. (c)	8.000%	06/15/30	150,000	143,322
Clarivate Science Holdings Corp. (c)	4.875%	07/01/29	75,000	65,076
Crane Co.	4.200%	03/15/48	75,000	45,233
Ellucian Holdings, Inc. (c)	6.500%	12/01/29	175,000	170,934
Fair Isaac Corp. (c)	6.250%	09/15/34	200,000	196,707
Oracle Corp. (b)	2.300%	03/25/28	100,000	95,256
Oracle Corp.	3.600%	04/01/40	260,000	188,494
Salesforce, Inc.	4.500%	03/15/28	225,000	225,058
Shift4 Payments, LLC (c)	6.750%	08/15/32	100,000	98,335
UKG, Inc. (c)	6.875%	02/01/31	100,000	97,732
				1,786,172
Transportation - 0.4%
Beacon Mobility Finance Corp. (c)	7.250%	08/01/30	175,000	180,769
Norfolk Southern Corp.	5.100%	05/01/35	75,000	75,219
Ryder System, Inc.	4.900%	12/01/29	50,000	50,551
United Parcel Service, Inc. (b)	5.250%	05/14/35	25,000	25,549

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Corporate Credit - 21.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Transportation - 0.4% (Continued)
Vistajet Malta / VM Holdings (b)(c)	9.500%	06/01/28	$70,000	$68,386
				400,474

Total Corporate Credit (Cost $20,534,914)				$20,537,107

Securitized - 60.5%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 4.8%
ACHD Trust, Series 2025-DS1, Class A (c)	5.978%	01/09/34	$63,132	$63,228
AMDR ABS Trust, Series 2025-1A, Class A (c)	6.378%	12/19/33	44,080	44,199
GoodLeap Sustainable Home Improvement Loan Trust, Series 2023-1, Class A (c)	5.520%	02/22/55	77,577	72,206
GoodLeap Sustainable Home Improvement Loan Trust, Series 2024-1, Class A (c)	6.250%	06/20/57	339,226	326,897
Helios Issuer, LLC, Series 2019-AA, Class A (c)	3.750%	06/20/46	279,114	255,729
Helios Issuer, LLC, Series 2020-4, Class A (c)	2.980%	06/20/47	295,545	259,486
Hero Funding Trust, Series 2016-3A, Class A1 (c)	3.080%	09/20/42	136,501	126,481
Hero Funding Trust, Series 2017-3A, Class A2 (c)	3.950%	09/20/48	17,676	16,494
Loanpal Solar Loan Ltd., Series 2020-2GF, Class B (c)	3.860%	07/20/47	261,531	189,339
Loanpal Solar Loan Ltd., Series 2020-3GS, Class B (c)	3.450%	12/20/47	266,365	186,170
Luminace ABS-2022 Issuer, LLC, Series 2024-1, Class B (c)	6.960%	10/30/31	116,306	111,901
Mosaic Solar Loans, LLC, Series 2017-2, Class B (c)	4.770%	06/22/43	120,326	108,497
Mosaic Solar Loans, LLC, Series 2018-2GS, Class A (c)	4.200%	02/22/44	553,093	516,455
Mosaic Solar Loans, LLC, Series 2022-2A, Class A (c)	4.380%	01/21/53	331,760	307,138
Mosaic Solar Loans, LLC, Series 2023-1A, Class A (c)	5.320%	06/20/53	144,812	133,940

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 4.8% (Continued)
Mosaic Solar Loans, LLC, Series 2023-3A, Class A (c)	5.910%	11/20/53	$185,277	$179,648
OHS Issuer, LLC, Series 2026-1, Class A2 (c)	5.750%	01/15/61	299,750	293,881
PowerPay Issuance Trust, Series 2025-1A, Class A (c)	5.230%	11/18/41	172,731	172,257
Renew Financial, LLC, Series 2017-2, Class A (c)	3.220%	09/22/53	252,450	229,313
Service Experts Issuer, Series 2025-1A, C lass B (c)	7.620%	01/20/37	400,000	400,370
US Bank NA, Series 2025-SUP2, Class D (1* SOFR30A + 220) (a)(c)	5.862%	09/25/32	205,639	205,829
US Bank NA, Series 2025-SUP2, Class E (1* SOFR30A + 370) (a)(c)	7.362%	09/25/32	287,895	288,522
				4,487,980
Agency CMBS - 0.5%
Farmer Mac Agricultural Real Estate, Series 2022-1, Class A (c)	2.540%	07/25/51	203,933	165,556
Farmer Mac Agricultural Real Estate, Series 2025-1, Class A (c)	5.220%	08/01/55	280,740	275,051
				440,607
Agency MBS CMO - 27.2%
FHLMC, Series 4109, Class HC	2.500%	09/15/32	191,528	182,247
FHLMC, Series 4613, Class AF (1* SOFR + 110) (a)	4.873%	11/15/37	168,851	168,347
FHLMC, Series 3652, Class AP	4.500%	03/15/40	84,501	84,322
FHLMC, Series 3746, Class KZ	3.500%	07/15/40	128,546	119,518
FHLMC, Series 5228, Class JL	2.500%	10/25/41	500,000	421,826
FHLMC, Series 4143, Class AV	2.000%	12/15/42	371,445	300,979
FHLMC, Series 4141, Class PL	2.500%	12/15/42	110,000	79,094
FHLMC, Series 4210, Class Z	3.000%	05/15/43	258,741	216,939
FHLMC, Series 4274, Class EM	4.000%	11/15/43	400,000	369,081
FHLMC, Series 4487, Class TL	3.000%	05/15/45	559,000	509,188
FHLMC, Series 4710, Class JE	2.750%	06/15/47	182,414	163,259
FHLMC, Series 5227, Class BA	3.500%	08/25/48	138,999	132,674
FHLMC, Series 5147, Class PA	1.000%	10/25/48	560,655	440,572

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 27.2% (Continued)
FHLMC, Series 4988, Class AK	1.000%	07/25/50	$456,446	$356,644
FHLMC, Series 5129, Class GU	1.000%	08/25/50	582,662	439,930
FHLMC, Series 5013, Class ME, Pool #5013	1.000%	09/25/50	258,046	198,987
FHLMC, Series 5013, Class MC, Pool #5013	1.500%	09/25/50	184,317	147,395
FHLMC, Series 5038, Class PJ	0.750%	10/25/50	483,623	350,871
FHLMC, Series 5038, Class QP	0.750%	10/25/50	320,258	231,501
FHLMC, Series 5035, Class ZA	2.000%	11/25/50	884,506	493,837
FHLMC, Series 5050, Class UJ	1.500%	12/25/50	239,328	132,699
FHLMC, Series 5169, Class YA	2.000%	09/25/51	274,989	163,902
FHLMC, Series 5150, Class KD	1.000%	10/25/51	594,511	476,088
FHLMC, Series 5156, Class GD	2.000%	10/25/51	575,290	368,477
FHLMC, Series 5201, Class PY	2.500%	03/25/52	252,513	192,510
FNMA, Series 2018-16, Class HW	3.000%	06/25/38	728,000	647,989
FNMA, Series 2010-126, Class JU	2.125%	11/25/40	100,872	95,118
FNMA, Series 2013-56, Class GZ	4.500%	08/25/41	533,371	495,730
FNMA, Series 2012-42, Class PY	3.500%	11/25/41	100,000	86,354
FNMA, Series 2012-56, Class WC	3.500%	05/25/42	102,000	92,189
FNMA, Series 2012-152, Class TA	2.500%	09/25/42	352,029	323,359
FNMA, Series 2012-110, Class CA	3.000%	10/25/42	378,944	348,027
FNMA, Series 2013-9, Class KD	2.500%	12/25/42	305,000	231,325
FNMA, Series 2013-13, Class YC	2.500%	01/25/43	145,414	131,678
FNMA, Series 2013-4, Class PL	2.000%	02/25/43	367,000	278,269
FNMA, Series 4292, Class PB	3.500%	01/15/44	420,000	377,388
FNMA, Series 2024-20, Class ZQ	4.000%	10/25/45	431,818	380,973
FNMA, Series 2016-31, Class TM	3.000%	12/25/45	330,000	298,769
FNMA, Series 2016-83, Class UK	2.500%	11/25/46	354,749	248,165
FNMA, Series 4767, Class VX	4.000%	08/14/47	303,816	284,443
FNMA, Series 2019-37, Class CA	3.000%	10/25/47	119,089	113,993
FNMA, Series 2018-55, Class GA	3.375%	08/25/48	370,896	355,154
FNMA, Series 2009-50, Class HZ	5.540%	02/25/49	709,731	715,840
FNMA, Series 2019-69, Class JB	3.000%	12/25/49	520,330	401,135
FNMA, Series 2020-92, Class NB	1.000%	05/25/50	640,900	485,859
FNMA, Series 2021-6, Class KU	1.500%	02/25/51	243,399	139,098
FNMA, Series 2021-78, Class PA	2.500%	11/25/51	264,297	232,767
GNMA, Series 2016-118, Class GZ	3.000%	02/16/40	285,942	215,558

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 27.2% (Continued)
GNMA, Series 2023-81, Class AL	4.500%	08/20/40	$575,000	$551,364
GNMA, Series 2012-74, Class LY	2.500%	06/20/42	260,000	195,278
GNMA, Series 2013-4, Class ML	2.500%	10/16/42	366,000	286,898
GNMA, Series 2019-151, Class GC	1.750%	12/20/42	133,292	117,823
GNMA, Series 2013-165, Class LB	4.000%	03/20/43	260,000	227,222
GNMA, Series 2014-118, Class ZD	2.500%	08/16/44	801,281	713,337
GNMA, Series 2019-136, Class P	1.500%	10/20/45	301,571	249,429
GNMA, Series 2017-179, Class NZ	2.500%	12/20/47	465,011	319,208
GNMA, Series 2018-27, Class KY	3.500%	02/20/48	1,608,166	1,324,249
GNMA, Series 2018-079, Class LM	3.250%	06/20/48	335,000	302,493
GNMA, Series 2018-120, Class LH	3.500%	09/20/48	593,318	456,711
GNMA, Series 2019-012, Class PY	3.500%	02/20/49	575,480	518,773
GNMA, Series 2022-45, Class B	2.500%	05/20/50	179,435	158,637
GNMA, Series 2020-95, Class EA	1.500%	07/20/50	1,042,459	822,385
GNMA, Series 2020-123, Class LA	1.000%	08/20/50	294,598	143,385
GNMA, Series 2022-063, Class LM	3.500%	10/20/50	900,000	755,468
GNMA, Series 2020-183, Class EB	1.150%	12/20/50	292,527	127,041
GNMA, Series 2021-29, Class AG	5.000%	02/20/51	931,407	918,353
GNMA, Series 2021-91, Class MF	1.000%	05/20/51	203,879	156,284
GNMA, Series 2021-223, Class P	2.000%	06/20/51	523,141	459,010
GNMA, Series 2021-116, Class CV	1.500%	07/20/51	1,015,212	589,081
GNMA, Series 2021-136, Class TC	1.500%	08/20/51	1,061,825	685,458
GNMA, Series 2021-136, Class TU	1.500%	08/20/51	324,993	161,953
GNMA, Series 2022-64, Class MA	2.500%	11/20/51	807,372	751,534
GNMA, Series 2023-13, Class HL	5.000%	01/20/53	244,634	233,339
GNMA, Series 2025-71, Class NL	5.000%	04/20/55	620,005	565,579
				25,510,359
Agency MBS CMO Derivatives - 1.2%
FNMA, Series 2009-78, Class OS (IO) (-1* SOFR30A + 685) (a)	2.964%	10/25/39	1,409,494	136,561
FNMA, Series 2013-56, Class SH (IO) (-1* SOFR30A + 411) (a)	0.224%	06/25/43	201,875	126,394
FNMA, Series 2013-105, Class KO (PO)	0.000%	10/25/43	395,632	349,803

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 1.2% (Continued)
GNMA, Series 2022-31, Class MS (IO) (-2.5* SOFR30A + 900) (a)	0.000%	02/20/52	$644,257	$494,309
				1,107,067
Agency MBS Passthrough - 1.9%
FNMA, Pool #MA0633	5.000%	01/01/41	219,663	220,513
FNMA, Pool #BM6504	3.500%	01/01/48	693,334	646,373
GNMA, Pool #MA9367	8.000%	12/20/53	164,917	170,124
GNMA, Pool #DJ1126	7.000%	04/20/65	747,961	780,301
				1,817,311
Auto Loan - 2.9%
ACM Auto Trust, Series 2025-1A, Class B (c)	7.870%	11/20/31	200,000	201,533
ACM Auto Trust, Series 2025-2A, Class B (c)	7.250%	02/20/32	100,000	100,451
ACM Auto Trust, Series 2025-3A, Class B (c)	6.080%	07/20/32	100,000	99,477
AgoraCapital Auto Securities Trust, Series 2025-1A, Class B (c)	7.270%	11/25/32	150,000	151,122
First Help Financial, LLC, Series 2023-1A, Class B (c)	6.770%	05/15/29	225,000	226,411
Flagship Credit Auto Trust, Series 2023-1, Class C (c)	5.430%	05/15/29	150,000	150,252
Huntington National Bank (The), Series 2025-2, Class B1 (c)	4.835%	09/20/33	160,069	160,342
Lendbuzz Securitization Trust, Series 2023-2A, Class A2 (c)	7.090%	10/16/28	155,088	156,743
Lendbuzz Securitization Trust, Series 2025-2A, Class A2 (c)	5.180%	05/15/30	342,607	343,811
Lendbuzz Securitization Trust, Series 2026-1A, Class D (c)	6.860%	02/15/33	227,349	229,000
Merchants Fleet Funding, LLC, Series 2025-1A, Class D (c)	5.760%	01/20/39	175,000	174,929
Research-Driven Pagaya Motor Asset Trust I, Series 2024-3A, Class C (c)	6.460%	03/25/33	108,734	109,323
Research-Driven Pagaya Motor Asset Trust I, Series 2025-1A, Class C (c)	6.675%	06/27/33	100,000	100,642
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class D (c)	6.012%	06/26/34	225,000	224,777

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 2.9% (Continued)
Research-Driven Pagaya Motor Asset Trust I, Series 26-R1A, Class D (c)	7.720%	07/25/35	$200,000	$196,666
Veros Auto Receivables Trust, Series 2026-1, Class C (c)	5.220%	07/15/31	150,000	150,246
				2,775,725
CRE/CLO - 0.9%
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class B (1* TSFR1M + 319) (a)(c)	6.862%	01/18/41	100,000	100,006
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class C (1* TSFR1M + 369) (a)(c)	7.362%	01/18/41	100,000	100,006
Arbor Realty Commercial Real Estate Notes, Series 2025-FL1, Class C (1* TSFR1M + 269) (a)(c)	6.368%	08/20/42	100,000	99,922
BXMT Ltd., Series 2020-FL2, Class AS (1* TSFR1M + 151) (a)(c)	5.193%	02/15/38	200,000	199,646
BXMT Ltd., Series 2020-FL2, Class D (1* TSFR1M + 206) (a)(c)	5.743%	02/15/38	100,000	98,510
BXMT Ltd., Series 2021-FL4, Class D (1* TSFR1M + 236) (a)(c)	6.037%	05/15/38	100,000	96,473
BXMT Ltd., Series 2021-FL4, Class A (1* TSFR1M + 116) (a)(c)	4.837%	05/17/38	166,305	166,218
				860,781
Credit Cards - 0.1%
Genesis Sales Finance Master Trust, Series 2024-B, Class D (c)	7.040%	12/20/32	150,000	148,246

Equipment - 0.2%
NMEF Funding, LLC, Series 2022-B, Class C (c)	8.540%	06/15/29	220,000	222,533

HECM - 4.0%
Brean Asset Backed Securities Trust, Series 2025-RM10, Class A2 (c)	5.000%	01/25/65	100,000	97,011

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
HECM - 4.0% (Continued)
Brean Asset Backed Securities Trust, Series 2025-RM12, Class M3 (c)	4.500%	07/25/65	$128,719	$105,608
Brean Asset Backed Securities Trust, Series 2025-RM13, Class M3 (c)	4.250%	10/25/65	203,615	166,861
Brean Asset Backed Securities Trust, Series 2026-RM14, Class M2 (c)	4.250%	01/25/66	201,490	168,042
Brean Asset Backed Securities Trust, Series 2026-RM14, Class M3 (c)	4.250%	01/25/66	251,863	202,889
Brean Asset Backed Securities Trust, Series 2023-RM7, Class A2 (c)	4.500%	03/25/78	180,000	174,395
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1 (c)	4.250%	04/25/33	250,000	248,202
Cascade Funding Mortgage Trust, Series 2022-AB2, Class M3 (c)	2.000%	02/25/52	271,375	260,312
MOO Securitization Trust, Series 2026-RM1, Class M3 (a)(c)	4.500%	03/25/66	100,000	83,162
Ocwen Loan Investment Trust, Series 2023-HB1, Class M1 (c)	3.000%	06/25/36	250,000	248,802
Ocwen Loan Investment Trust, Series 2023-HB1, Class M2 (c)	3.000%	06/25/36	300,000	298,357
Ocwen Loan Investment Trust, Series 2025-HB2, Class M3 (c)	3.000%	11/25/38	275,000	250,997
RMF Buyout Issuance Trust, Series 2020-HB1, Class AB (c)	1.744%	10/25/50	175,224	163,810
RMF Proprietary Issuance Trust, Series 2021-2, Class A (c)	2.125%	09/25/61	379,620	361,675
RMF Proprietary Issuance Trust, Series 2022-2, Class A (c)	3.750%	06/25/62	455,534	432,013
RMF Proprietary Issuance Trust, Series 2022-3, Class M3 (c)	4.000%	08/25/62	150,000	136,879
RMF Proprietary Issuance Trust II, Series 2022-1, Class M1 (c)	3.000%	01/25/62	400,000	374,880
				3,773,895

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Hospitality - 0.3%
BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class B (1* TSFR1M + 255) (a)(c)	6.224%	08/15/42	$100,000	$100,001
BX Trust, Series 2026-CSMO, Class A (1* TSFR1M + 140) (a)(c)	5.060%	02/15/42	100,000	100,000
INTOWN Mortgage Trust, Series 2025-STAY, Class D (1* TSFR1M + 285) (a)(c)	6.523%	03/15/42	100,000	99,750
				299,751
Industrial - 0.4%
BX Commercial Mortgage Trust, Series 2025-VLT6, Class D (1* TSFR1M + 259) (a)(c)	6.264%	03/15/30	100,000	98,875
BX Trust, Series VOLT-2025, Class A (1* SOFR30A + 2) (a)(c)	5.700%	12/15/44	300,000	299,062
				397,937
Laboratory - 2.6%
BX Commercial Mortgage Trust, Series 2024-BIO2, Class D (a)(c)	7.713%	08/13/41	210,000	202,656
Commercial Mortgage Trust, Series 2020-CX, Class B (c)	2.446%	11/10/46	550,000	454,604
Life Financial Services Trust, Series 2021-BMR, Class D (1* TSFR1M + 151) (a)(c)	5.187%	03/15/38	280,000	260,400
Life Financial Services Trust, Series 2021-BMR, Class E (1* TSFR1M + 186) (a)(c)	5.537%	03/15/38	350,000	316,750
Life Financial Services Trust, Series 2021-BMR, Class F (1* TSFR1M + 246) (a)(c)	6.137%	03/15/38	192,500	169,920
Life Financial Services Trust, Series 2022-BMR2, Class A1 (1* TSFR1M + 130) (a)(c)	4.968%	05/15/39	250,000	241,250
Life Financial Services Trust, Series 2022-BMR2, Class B (1* TSFR1M + 179) (a)(c)	5.466%	05/15/39	250,000	229,375
Life Financial Services Trust, Series 2022-BMR2, Class C (1* TSFR1M + 209) (a)(c)	5.766%	05/15/39	350,000	311,500
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A (c)	2.130%	10/10/42	300,000	255,586
				2,442,041

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily - 1.6%
BX Commercial Mortgage Trust, Series 2024-AIRC, Class D (1* TSFR1M + 309) (a)(c)	6.762%	08/15/39	$260,175	$260,175
MultiFamily Connecticut Avenue, Series 2025-01, Class M1 (1* SOFR30A + 240) (a)(c)	6.062%	05/25/55	199,848	202,799
MultiFamily Structured Credit Risk Notes, Series 2021-MN2, Class M2 (1* SOFR30A + 335) (a)(c)	7.212%	07/25/41	282,967	282,967
MultiFamily Structured Credit Risk Notes, Series 2024-MN9, Class M1 (1* SOFR30A + 245) (a)(c)	6.112%	10/25/44	190,056	191,622
MultiFamily Structured Credit Risk Notes, Series 2025-MN10, Class M-1 (1* SOFR30A + 205) (a)(c)	5.712%	02/25/45	247,360	245,189
MultiFamily Structured Credit Risk Notes, Series 2021-MN1, Class M-1 (1* SOFR + 200) (a)(c)	5.662%	01/25/51	14,324	14,298
MultiFamily Structured Credit Risk Notes, Series 2022-MN4, Class M2 (1* SOFR30A + 650) (a)(c)	10.162%	05/25/52	250,000	274,786
				1,471,836
Non-Agency MBS 2.0 - 0.7%
JP Morgan Mortgage Trust, Series 2018-3, Class B5 (c)	3.698%	09/25/48	397,440	271,306
Redwood Funding Trust, Series 2025-2, Class A (c)	7.112%	05/27/55	80,914	80,917
Redwood Funding Trust, Series 2025-3, Class B (c)	7.749%	12/27/56	275,000	276,172
				628,395
Non-Performing Loan - 0.1%
Saluda Grade Alternative Mortgage Trust, Series 2025-NPL2, Class A1 (c)	7.774%	05/25/30	105,993	106,794

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non-QM - 0.2%
COLT Funding, LLC, Series 2024-7, Class A1 (c)	5.538%	12/26/69	$185,586	$186,179

Office - 1.3%
Banc of America Merrill Lynch Commercial Mortgage, Series 2020-BOC, Class A (c)	2.627%	01/15/32	100,000	90,769
Banc of America Merrill Lynch Commercial Mortgage, Series 2020-BOC, Class D (c)(d)	3.289%	01/15/32	100,000	59,000
COLEM Mortgage Trust, Series 2022-HLNE, Class B (c)	2.461%	04/12/42	100,000	93,072
Drop Mortgage Trust, Series 2021-FILE, Class A (1* TSFR1M + 126) (a)(c)	4.937%	10/15/43	450,000	447,750
NYT Mortgage Trust, Series 2019-NYT, Class C (1* TSFR1M + 200) (a)(c)	5.420%	12/15/35	100,000	96,750
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class B (c)	6.013%	09/15/40	200,000	197,605
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class D (c)	8.623%	09/15/40	200,000	198,299
				1,183,245
Residential Transition Loan - 1.6%
Colony American Finance Ltd., Series 2026-R1, Class A1 (c)	6.773%	03/25/36	175,000	174,801
Colony American Finance Ltd., Series 2026-R1, Class A2 (c)	10.054%	03/25/36	100,000	99,803
Easy STG Mortgage Loan Trust, Series 2025-RTL1, Class A2 (c)	8.299%	05/25/40	150,000	151,496
Fidelis Mortgage Trust, Series 25-RTL1, Class A-2 (c)	6.220%	02/27/40	100,000	100,765
LHOME Mortgage Trust, Series 2024-RTL3, Class A2 (c)	6.894%	05/25/29	500,000	502,233
LHOME Mortgage Trust, Series 2025-RTL1, Class A2 (c)	5.952%	01/25/40	100,000	100,308
LHOME Mortgage Trust, Series 2025-RTL2, Class A1 (c)	5.612%	04/25/40	300,000	300,948

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Residential Transition Loan - 1.6% (Continued)
ROC Mortgage Trust, Series 2025-RTL1, Class A2 (c)	6.114%	02/25/40	$100,000	$100,430
				1,530,784
Second Lien - 1.9%
Achieve Mortgage, Series 2025-HE1, Class A (c)	5.920%	03/25/55	79,810	80,763
HTAP Trust, Series 2024-1, Class A (c)	7.000%	04/25/37	183,616	183,785
HTAP Trust, Series 2024-2, Class A (c)	6.500%	04/25/42	173,341	171,965
Point Securitization Trust, Series 2025-1, Class A1 (c)	6.250%	06/25/55	93,306	93,291
Point Securitization Trust, Series 2025-2, Class A1 (c)	5.750%	09/25/55	249,948	246,290
Splitero Trust, Series 2025-1, Class A1 (c)	5.750%	12/25/55	250,000	245,559
Unlock HEA Trust, Series 2025-1, Class A (c)	6.750%	07/25/41	94,701	94,984
Unlock HEA Trust, Series 2025-2, Class C (c)	6.000%	11/25/41	150,000	115,660
Unlock HEA Trust, Series 2025-2, Class A (c)	6.000%	11/25/41	98,174	97,218
Vista Point Securitization Trust, Series 2024-CES3, Class A1 (c)	5.679%	01/25/55	72,854	73,088
Vista Point Securitization Trust, Series 2024-CES3, Class A2 (c)	5.995%	01/25/55	400,000	403,374
				1,805,977
Single Family Rental - 0.2%
Home Partners of America Trust, Series 2021-3, Class A (c)	2.200%	01/17/41	158,005	148,372

Small Business - 0.9%
Kapitus Asset Securitization, LLC, Series 2024-4R, Class A (c)	5.490%	09/10/31	150,000	150,241
Kapitus Asset Securitization, LLC, Series 2024-4R, Class C (c)	7.150%	09/10/31	200,000	199,311
Kapitus Asset Securitization, LLC, Series 2025-1A, Class C (c)	7.400%	04/10/32	225,000	224,002
Newtek Alternative Loan Program, Series 2026-1, Class A (c)	5.720%	06/26/51	136,844	136,372

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Small Business - 0.9% (Continued)
Newtek Alternative Loan Program, Series 2026-1, Class B (c)	7.180%	06/26/51	$136,844	$137,522
				847,448
Student Loan - 0.8%
Bayview Opportunity Master Fund, Series 2025-EDU1, Class D (1* SOFR30A + 225) (a)(c)	5.912%	07/27/48	208,860	208,333
College Ave Student Loans, Series 2018-A, Class B (c)	4.750%	12/26/47	130,657	128,942
Social Professional Loan Program, Series 2019-B, Class BFX (c)	3.730%	08/17/48	400,000	376,227
				713,502
Unsecured Consumer - 4.2%
ACHV ABS Trust, Series 2024-1PL, Class D (c)	7.290%	04/25/31	122,796	124,071
ACHV ABS Trust, Series 2024-3AL, Class D (c)	6.750%	12/26/31	62,300	62,904
Affirm, Inc., Series 2025-X1, Class D (c)	6.110%	04/15/30	250,000	251,096
AMCR ABS Trust, Series 2023-1, Class B (c)	8.700%	01/21/31	3,070	3,074
AMCR ABS Trust, Series 2024-A, Class A (c)	6.260%	08/18/31	966	966
AMCR ABS Trust, Series 2026-A, Class B (c)	6.280%	05/18/33	100,000	99,990
Cherry Securitization Trust, Series 2025-1A, Class A (c)	6.130%	11/15/32	200,000	201,955
Oportun Funding, LLC, Series 2024-3, Class C (c)	6.250%	08/15/29	125,000	125,280
Oportun Funding, LLC, Series 2021-C, Class C (c)	3.610%	10/08/31	38,394	37,964
Oportun Funding, LLC, Series 2025-D, Class D (c)	6.970%	02/08/33	340,000	343,106
Oportun Funding, LLC, Series 2025-C, Class D (c)	5.910%	07/08/33	200,000	199,402
Pagaya AI Debt Selection Trust, Series 2025-1, Class D (c)	6.282%	07/15/32	59,907	60,008
Pagaya AI Debt Selection Trust, Series 2024-11, Class D (c)	6.307%	07/15/32	80,728	81,144
Pagaya AI Debt Selection Trust, Series 2025-6, Class B (c)	4.883%	04/15/33	349,968	347,383

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 4.2% (Continued)
Pagaya AI Debt Selection Trust, Series 2025-8, Class B (c)	5.409%	07/15/33	$100,000	$99,656
Pagaya Point of Sale Holdings, Series 2025-1, Class A (c)	5.715%	01/20/34	100,000	100,352
Pagaya Point of Sale Holdings, Series 2025-1, Class D (c)	6.739%	01/20/34	150,000	150,769
Pagaya Point of Sale Holdings, Series 2025-1, Class E (c)	11.276%	01/20/34	100,000	102,075
Pagaya Point of Sale Holdings Grantor Trust, Series 2025-2, Class F (c)	12.000%	07/20/33	300,000	283,298
Reach Financial, LLC, Series 2025-1A, Class B (c)	5.340%	08/16/32	200,000	201,516
Reach Financial, LLC, Series 2025-1A, Class C (c)	5.990%	08/16/32	100,000	101,187
Upgrade Master Pass-Thru Trust, Series 2025-ST2, Class NT (c)	6.110%	06/15/32	129,299	130,275
Upgrade Master Pass-Thru Trust, Series 2025-ST5, Class B (c)	5.254%	09/15/32	200,000	199,721
Upgrade Master Pass-Thru Trust, Series 2025-ST5, Class C (c)	5.923%	09/15/32	300,000	299,159
Upgrade Receivables Trust, Series 2024-1A, Class C (c)	6.470%	01/15/31	100,000	100,425
Upstart Securitization Trust, Series 2025-3, Class C (c)	5.430%	09/20/35	225,000	223,920
				3,930,696

Total Securitized (Cost $56,039,832)				$56,837,461

Treasury - 15.9%	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Notes	0.625%	08/15/30	$2,075,000	$1,802,008
U.S. Treasury STRIPS	0.000%	08/15/33	100,000	73,409
U.S. Treasury Notes (b)	4.000%	02/15/34	4,400,000	4,340,188
U.S. Treasury STRIPS	0.000%	08/15/34	150,000	104,750

Diamond Hill Core Plus Bond Fund

Schedule of Investments (Continued)

March 31, 2026 (Unaudited)

Treasury - 15.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury STRIPS	0.000%	02/15/36	$250,000	$161,637
U.S. Treasury STRIPS	0.000%	02/15/37	250,000	152,840
U.S. Treasury STRIPS	0.000%	02/15/38	1,000,000	577,313
U.S. Treasury STRIPS	0.000%	11/15/38	300,000	165,747
U.S. Treasury Bonds	1.125%	08/15/40	1,000,000	623,398
U.S. Treasury Bonds	1.375%	11/15/40	850,000	547,520
U.S. Treasury STRIPS	0.000%	08/15/41	200,000	93,490
U.S. Treasury Inflation-Protected Notes	0.625%	02/15/43	494,141	363,873
U.S. Treasury STRIPS	0.000%	08/15/43	300,000	124,257
U.S. Treasury Bonds	2.250%	08/15/46	1,000,000	651,836
U.S. Treasury Bonds	3.000%	02/15/48	5,700,000	4,203,305
U.S. Treasury Bonds	1.250%	05/15/50	400,000	189,828
U.S. Treasury Bonds	1.625%	11/15/50	1,500,000	782,637
Total Treasury (Cost $15,187,114)				$14,958,036

Registered Investment Companies - 3.0%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 3.60% (e)	593,188	$593,188
State Street Navigator Securities Lending Portfolio I, 3.39% (e)(f)	2,256,128	2,256,128
Total Registered Investment Companies (Cost $2,849,316)		$2,849,316

Total Investment Securities - 101.3% (Cost $94,611,176)		$95,181,920

Liabilities in Excess of Other Assets - (1.3)%		(1,267,786)

Net Assets - 100.0%		$93,914,134

(a)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2026. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2026 was $7,219,335.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of March 31, 2026 was $38,377,527, representing 40.9% of net assets.
(d)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of March 31, 2026 was $59,000, representing 0.1% of net assets.
(e)	The rate shown is the 7-day effective yield as of March 31, 2026.
(f)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $5,156,595.

IO - Interest Only

plc - Public Limited Company

PO - Principal Only

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

TSFR - CME Term SOFR